Prospectus February 28, 2024

U.S. BOND FUNDS:	U.S. STOCK FUNDS:
Madison High Quality Bond Fund Class Y - MIIBX Class I - MIIRX Madison Core Bond Fund	Madison Dividend Income Fund Class A - MADAX Class I - MDMIX Class Y - BHBFX Class R6 - MADRX
Class A - MBOAX Class I - MBOIX Class Y - MBOYX Class R6 - MBORX	Madison Investors Fund Class A - MNVAX Class I - MIVIX Class Y - MINVX Class R6 - MNVRX
Madison Tax-Free Virginia Fund	Madison Sustainable Equity Fund
Class Y - GTVAX	Class Y - MFSYX Class I - MFSIX
Madison Tax-Free National Fund	Madison Mid Cap Fund
Class Y - GTFHX	Class A - MERAX Class I - MDCIX Class Y - GTSGX Class R6 - MMCRX

ASSET ALLOCATION FUNDS:	Madison Small Cap Fund Class A - MASMX Class I - MSCIX Class Y - BVAOX Class R6 - MSCRX
Madison Conservative Allocation Fund Class A - MCNAX Class C - MCOCX
COVERED CALL STOCK FUND:
Madison Moderate Allocation Fund Class A - MMDAX Class C - MMDCX	Madison Covered Call & Equity Income Fund Class A - MENAX Class I - MENIX Class C - MENCX Class R6 - MENRX Class Y - MENYX
Madison Aggressive Allocation Fund Class A - MAGSX Class C - MAACX
Madison Diversified Income Fund Class A - MBLAX Class C - MBLCX	INTERNATIONAL STOCK FUND:
Madison International Stock Fund Class A - MINAX Class Y - MINYX

__________________________________________________________________________________________________________________________
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares in these funds, nor does the Commission guarantee the accuracy or adequacy of the prospectus. Any statement to the contrary is a criminal offense.

MADISON FUNDS®

Please note that an investment in any of these funds is not a deposit in a financial institution and is neither insured nor endorsed in any way by any financial institution or government agency.

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MADISON CONSERVATIVE ALLOCATION FUND Fund Summary

Share Class/Ticker:	Class A - MCNAX	Class C - MCOCX
Investment Objective
The Madison Conservative Allocation Fund (the "Fund") seeks income, capital appreciation and relative stability of value.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 65 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 47 of the Funds' statement of additional information ("SAI") and in the sales charge waiver appendix to this prospectus.

Shareholder Fees: (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	1.00%¹
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C
Management Fees	0.20%	0.20%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%
Other Expenses	0.26%	0.26%
Acquired Fund Fees and Expenses[2]	0.28%	0.28%
Total Annual Fund Operating Expenses[3]	0.99%	1.74%
1 The CDSC is eliminated after 12 months following purchase.
2 Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one more underlying funds.
3 Total annual fund operating expenses for the period ended October 31, 2023 do not match the financial statements because the financial statements do not include acquired fund fees and expenses.
Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Redemption		No Redemption
	A	C	A	C
1 Year	$670	$277	$670	$177
3 Years	872	548	872	548
5 Years	1,091	944	1,091	944
10 Years	1,718	2,052	1,718	2,052
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in shares of other registered investment companies (the “underlying funds”). The Fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the Fund’s investment adviser. Under normal circumstances, the fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 35% equity investments and 65% fixed income investments. Underlying funds in which the Fund invests may include funds advised by Madison and/or its affiliates, including other Madison Funds (the “affiliated underlying funds”). Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, as of October 31, 2023, the Fund’s portfolio allocation as a percentage of net assets was:

-	Bond Funds	68.6%
-	Foreign Stock Funds	4.9%
-	Short-Term Investments	2.2%
-	Stock Funds	24.7%
-	Net Other Assets and Liabilities:	-0.4%

With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities. As of December 31, 2023, the weighted average duration of the fund’s debt portfolio was 5.79 years.
Madison may employ multiple analytical approaches to determine the appropriate asset allocation for the Fund, including:
•Macroeconomic analysis. This approach analyzes high frequency economic and market data across the global markets in an effort to identify attractive investment opportunities in countries, regions and/or asset classes.
•Fundamental analysis. This approach reviews fundamental asset class valuation data to determine the absolute and relative attractiveness of existing and potential investment opportunities.
•Correlation analysis. This approach considers the degree to which returns in different asset classes do or do not move together, and the Fund’s aim to achieve a favorable overall risk and return profile.
•Scenario analysis. This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the Fund under different economic and market conditions.
In addition, Madison has a flexible mandate that permits the Fund, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.
Principal Risks
The Fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Asset Allocation Risk. The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.
Interest Rate Risk. The Fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.
Credit and Prepayment/Extension Risk. The Fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise/fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.
Non-Investment Grade Security Risk. The Fund, through the underlying funds, may invest in non-investment grade securities (i.e., “junk” bonds). Issuers of non-investment grade securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.
Equity Risk. The Fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security Risk. Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Market Risk. While the majority of the Fund’s assets will typically be invested in underlying funds that invest primarily in debt securities, to the extent that the Fund invests in underlying funds that invest in equities, the Fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad market index, as well as a custom index that reflects the Fund’s asset allocation targets. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Calendar Year Total Returns for Class A Shares
(Returns do not reflect sales charges and would be lower if they did.)

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2020	7.42%
Lowest:	2Q 2022	-7.84%

Average Annual Total Returns
For Periods Ended December 31, 2023

	1 Year	5 Years	10 Years
Class A Shares – Return Before Taxes	1.72%	2.07%	2.57%
Return After Taxes on Distributions	0.80%	0.77%	1.24%
Return After Taxes on Distributions and Sale of Fund Shares	1.08%	1.32%	1.67%
Class C Shares – Return before Taxes	6.13%	2.51%	2.41%
ICE BofA U.S. Corporate, Government & Mortgage Index (reflects no deduction for sales charges, account fees, expenses or taxes)	5.39%	1.06%	1.83%
Conservative Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)	11.41%	5.36%	4.57%
The Conservative Allocation Fund Custom Index consists of 65% Bloomberg U.S. Aggregate Bond Index, 24.5% Russell 3000® Index and 10.5% MSCI ACWI ex-USA Index.
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Portfolio Management
The investment adviser to the Fund is Madison Asset Management, LLC. Patrick Ryan, CFA (Head of Multi-Asset Solutions, Portfolio Manager) and Stuart Dybdahl, CFA and CAIA (Vice President, Portfolio Manager/Analyst) co-manage the Fund. Mr. Ryan has served in this capacity since January 2008 and Mr. Dybdahl has served in this capacity since February 2023.

Purchase and Sale of Fund Shares
The minimum investment amount to establish an account in Class A and Class C shares is normally $1,000 for non-retirement accounts and $500 for individual retirement and education savings accounts, and the minimum to add to an account is $50. For an account established with an automatic investment plan the minimum is $50 per month to establish or add to an account.
The Fund will waive the minimum investment requirements for certain employee benefit plans and for certain financial intermediaries that submit orders on behalf of their customers, although the intermediaries may impose their own minimum investment requirements. The Fund may also reduce or waive the minimum investment requirements under certain circumstances and on a case-by-case basis if deemed to be in the best interest of the Fund.
You may generally purchase, exchange or redeem shares of the Fund on any day the New York Stock Exchange (NYSE) is open for business by written request (Madison Funds, P.O. Box 219083, Kansas City, MO 64121-9083), by telephone (1-800-877-6089), by contacting your financial professional, by wire (purchases only) or, with respect to purchases and exchanges, online at www.madisonfunds.com. Requests must be received in good order by the Fund or its transfer agent prior to the close of regular trading of the NYSE in order to receive that day's net asset value. Investors wishing to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the broker-dealer or financial intermediary to learn how to place an order.
Tax Information
Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal). Distributions from the Fund may be taxed as ordinary income or long-term capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

MADISON MODERATE ALLOCATION FUND Fund Summary

Share Class/Ticker:	Class A - MMDAX	Class C - MMDCX
Investment Objective
The Madison Moderate Allocation Fund (the "Fund") seeks capital appreciation, income and moderated market risk.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 65 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 47 of the Funds' statement of additional information ("SAI") and in the sales charge waiver appendix to this prospectus.

Shareholder Fees: (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	1.00%¹
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C
Management Fees	0.20%	0.20%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses[2]	0.30%	0.30%
Total Annual Fund Operating Expenses[3]	1.00%	1.75%
1 The CDSC is eliminated after 12 months following purchase.
2 Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one more underlying funds.
3 Total annual fund operating expenses for the period ended October 31, 2023 do not match the financial statements because the financial statements do not include acquired fund fees and expenses.
Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Redemption		No Redemption
	A	C	A	C
1 Year	$671	$278	$671	$178
3 Years	875	551	875	551
5 Years	1,096	949	1,096	949
10 Years	1,729	2,062	1,729	2,062
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in shares of other registered investment companies (the “underlying funds”). The Fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the Fund’s investment adviser. Under normal circumstances, the Fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 60% equity investments and 40% fixed income investments. Underlying funds in which the Fund invests may include funds advised by Madison and/or its affiliates, including other Madison Funds (the “affiliated underlying funds”). Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, as of October 31, 2023, the Fund’s portfolio allocation as a percentage of net assets was:

-	Bond Funds:	46.3%
-	Foreign Stock Funds:	10.6%
-	Short-Term Investments:	8.6%
-	Stock Funds:	41.1%
-	Net Other Assets and Liabilities:	-6.6%

With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities. As of December 31, 2023, the weighted average duration of the Fund’s debt portfolio was 5.78 years.
Madison may employ multiple analytical approaches to determine the appropriate asset allocation for the Fund, including:
•Macroeconomic analysis. This approach analyzes high frequency economic and market data across the global markets in an effort to identify attractive investment opportunities in countries, regions and/or asset classes.
•Fundamental analysis. This approach reviews fundamental asset class valuation data to determine the absolute and relative attractiveness of existing and potential investment opportunities.
•Correlation analysis. This approach considers the degree to which returns in different asset classes do or do not move together, and the Fund’s aim to achieve a favorable overall risk and return profile.
•Scenario analysis. This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the Fund under different economic and market conditions.
In addition, Madison has a flexible mandate that permits the Fund, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.
Principal Risks
The Fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying Fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Asset Allocation Risk. The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.
Equity Risk. The Fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Interest Rate Risk. The Fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.
Credit and Prepayment/Extension Risk. The Fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise/fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying Fund’s return.
Non-Investment Grade Security Risk. The Fund, through the underlying funds, may invest in non-investment grade securities (i.e., “junk” bonds). Issuers of non-investment grade securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Market Risk. The Fund, through the underlying funds, is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements. Certain of the underlying funds may invest in the equity securities of smaller companies, which may fluctuate more in value and be more thinly traded than the general market.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad market index, as well as a custom index that reflects the Fund’s asset allocation targets. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Calendar Year Total Returns for Class A Shares
(Returns do not reflect sales charges and would be lower if they did.)

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2020	9.82%
Lowest:	2Q 2022	-10.33%

Average Annual Total Returns
For Periods Ended December 31, 2023

	1 Year	5 Years	10 Years
Class A Shares – Return Before Taxes	3.95%	3.86%	3.92%
Return After Taxes on Distributions	3.19%	2.43%	2.39%
Return After Taxes on Distributions and Sale of Fund Shares	2.47%	2.73%	2.75%
Class C Shares – Return before Taxes	8.44%	4.29%	3.75%
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	26.29%	15.69%	12.03%
Moderate Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)	15.72%	8.29%	6.44%
The Moderate Allocation Fund Custom Index consists of 42% Russell 3000® Index, 40% Bloomberg U.S. Aggregate Bond Index and 18% MSCI ACWI ex-USA Index.
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Portfolio Management
The investment adviser to the Fund is Madison Asset Management, LLC. Patrick Ryan, CFA (Head of Multi-Asset Solutions, Portfolio Manager) and Stuart Dybdahl, CFA and CAIA (Vice President, Portfolio Manager/Analyst) co-manage the Fund. Mr. Ryan has served in this capacity since January 2008 and Mr. Dybdahl has served in this capacity since February 2023.

Purchase and Sale of Fund Shares
The minimum investment amount to establish an account in Class A and Class C shares is normally $1,000 for non-retirement accounts and $500 for individual retirement and education savings accounts, and the minimum to add to an account is $50. For an account established with an automatic investment plan the minimum is $50 per month to establish or add to an account.
The Fund will waive the minimum investment requirements for certain employee benefit plans and for certain financial intermediaries that submit orders on behalf of their customers, although the intermediaries may impose their own minimum investment requirements. The Fund may also reduce or waive the minimum investment requirements under certain circumstances and on a case-by-case basis if deemed to be in the best interest of the Fund.
You may generally purchase, exchange or redeem shares of the Fund on any day the New York Stock Exchange (NYSE) is open for business by written request (Madison Funds, P.O. Box 219083, Kansas City, MO 64121-9083), by telephone (1-800-877-6089), by contacting your financial professional, by wire (purchases only) or, with respect to purchases and exchanges, online at www.madisonfunds.com. Requests must be received in good order by the Fund or its transfer agent prior to the close of regular trading of the NYSE in order to receive that day's net asset value. Investors wishing to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the broker-dealer or financial intermediary to learn how to place an order.
Tax Information
Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal). Distributions from the Fund may be taxed as ordinary income or long-term capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

MADISON AGGRESSIVE ALLOCATION FUND Fund Summary

Share Class/Ticker:	Class A - MAGSX	Class C - MAACX
Investment Objective
The Madison Aggressive Allocation Fund (the "Fund") seeks capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 65 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 47 of the Funds' statement of additional information ("SAI") and in the sales charge waiver appendix to this prospectus.

Shareholder Fees: (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	1.00%¹
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C
Management Fees	0.20%	0.20%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses[2]	0.30%	0.30%
Total Annual Fund Operating Expenses[3]	1.00%	1.75%
1 The CDSC is eliminated after 12 months following purchase.
2 Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one more underlying funds.
3 Total annual fund operating expenses for the period ended October 31, 2023 do not match the financial statements because the financial statements do not include acquired fund fees and expenses; and for the Class C share does not match the financial statements due to rounding
Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Redemption		No Redemption
	A	C	A	C
1 Year	$671	$278	$671	$178
3 Years	875	551	875	551
5 Years	1,096	949	1,096	949
10 Years	1,729	2,062	1,729	2,062
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in shares of other registered investment companies (the “underlying funds”). The Fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the Fund’s investment adviser. Under normal circumstances, the Fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 80% equity investments and 20% fixed income investments. Underlying funds in which the Fund invests may include Funds advised by Madison and/or its affiliates, including other Madison Funds (the “affiliated underlying Funds”). Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, as of October 31, 2023, the Fund’s portfolio allocation as a percentage of net assets was:

-	Bond Funds:	28.2%
-	Foreign Stock Funds:	14.9%
-	Short-Term Investments:	13.4%
-	Stock Funds:	54.0%
-	Net Other Assets and Liabilities:	-10.5%

With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities. As of December 31, 2023, the weighted average duration of the Fund’s debt portfolio was 5.73 years.
Madison may employ multiple analytical approaches to determine the appropriate asset allocation for the Fund, including:
•Macroeconomic analysis. This approach analyzes high frequency economic and market data across the global markets in an effort to identify attractive investment opportunities in countries, regions and/or asset classes.
•Fundamental analysis. This approach reviews fundamental asset class valuation data to determine the absolute and relative attractiveness of existing and potential investment opportunities.
•Correlation analysis. This approach considers the degree to which returns in different asset classes do or do not move together, and the Fund’s aim to achieve a favorable overall risk and return profile.
•Scenario analysis. This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the Fund under different economic and market conditions.
In addition, Madison has a flexible mandate that permits the Fund, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.
Principal Risks
The Fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying Fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Asset Allocation Risk. The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.
Equity Risk. The Fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Interest Rate Risk. To the extent that the Fund invests in underlying funds that invest in debt securities, the Fund will be subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.
Credit and Prepayment/Extension Risk. The Fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise/fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying Fund’s return.
Non-Investment Grade Security Risk. The Fund, through the underlying funds, may invest in non-investment grade securities (i.e., “junk” bonds). Issuers of non-investment grade securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Market Risk. The Fund, through the underlying funds, is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements. Certain of the underlying funds may invest in the equity securities of smaller companies, which may fluctuate more in value and be more thinly traded than the general market.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad market index, as well as a custom index that reflects the Fund’s asset allocation targets. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Calendar Year Total Returns for Class A Shares
(Returns do not reflect sales charges and would be lower if they did.)

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2020	12.11%
Lowest:	1Q 2020	-13.53%

Average Annual Total Returns
For Periods Ended December 31, 2023

	1 Year	5 Years	10 Years
Class A Shares – Return Before Taxes	5.88%	5.10%	4.86%
Return After Taxes on Distributions	5.26%	3.62%	3.18%
Return After Taxes on Distributions and Sale of Fund Shares	3.66%	3.74%	3.49%
Class C Shares – Return before Taxes	10.35%	5.52%	4.69%
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	26.29%	15.69%	12.03%
Aggressive Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)	19.24%	10.56%	7.85%
The Aggressive Allocation Fund Custom Index consists of 56% Russell 3000® Index, 24% MSCI ACWI ex-USA Index and 20% Bloomberg U.S. Aggregate Bond Index.
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Portfolio Management
The investment adviser to the Fund is Madison Asset Management, LLC Patrick Ryan, CFA (Head of Multi-Asset Solutions, Portfolio Manager) and Stuart Dybdahl, CFA and CAIA (Vice President, Portfolio Manager/Analyst) co-manage the Fund. Mr. Ryan has served in this capacity since January 2008 and Mr. Dybdahl has served in this capacity since February 2023.

Purchase and Sale of Fund Shares
The minimum investment amount to establish an account in Class A and Class C shares is normally $1,000 for non-retirement accounts and $500 for individual retirement and education savings accounts, and the minimum to add to an account is $50. For an account established with an automatic investment plan the minimum is $50 per month to establish or add to an account.
The Fund will waive the minimum investment requirements for certain employee benefit plans and for certain financial intermediaries that submit orders on behalf of their customers, although the intermediaries may impose their own minimum investment requirements. The Fund may also reduce or waive the minimum investment requirements under certain circumstances and on a case-by-case basis if deemed to be in the best interest of the Fund.
You may generally purchase, exchange or redeem shares of the Fund on any day the New York Stock Exchange (NYSE) is open for business by written request (Madison Funds, P.O. Box 219083, Kansas City, MO 64121-9083), by telephone (1-800-877-6089), by contacting your financial professional, by wire (purchases only) or, with respect to purchases and exchanges, online at www.madisonfunds.com. Requests must be received in good order by the Fund or its transfer agent prior to the close of regular trading of the NYSE in order to receive that day's net asset value. Investors wishing to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the broker-dealer or financial intermediary to learn how to place an order.
Tax Information
Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal). Distributions from the Fund may be taxed as ordinary income or long-term capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

MADISON DIVERSIFIED INCOME FUND Fund Summary

Share Class/Ticker:	Class A - MBLAX	Class C - MBLCX
Investment Objective
The Madison Diversified Income Fund (the "Fund") seeks a high total return through the combination of income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 65 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 47 of the Funds' statement of additional information ("SAI") and in the sales charge waiver appendix to this prospectus.

Shareholder Fees: (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	1.00%¹
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C
Management Fees	0.20%	0.20%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses[2]	0.45%	0.45%
Total Annual Fund Operating Expenses	1.11%	1.86%
1 The CDSC is eliminated after 12 months following purchase.
2 Fees and expenses expected to be incurred indirectly by the Fund in the current fiscal year as a result of investing in shares of one or more underlying funds.
Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Redemption		No Redemption
	A	C	A	C
1 Year	$682	$289	$682	$189
3 Years	908	585	908	585
5 Years	1,151	1,006	1,151	1,006
10 Years	1,849	2,180	1,849	2,180
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 118% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in shares of other registered investment companies (the “underlying funds”). The Fund will be diversified among several asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the Fund’s investment adviser. Under normal circumstances, the Fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 50% equity investments and 50% fixed income investments. Underlying funds in which the Fund invests may include funds advised by Madison and/or its affiliates, including other Madison Funds and ETFs (the “affiliated underlying funds”). Generally, Madison will not invest more than 80% of the Fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, as of October 31, 2023, the Fund’s portfolio allocation as a percentage of net assets was:

-	Bond Funds/Fixed-Income Securities:	50.8%
-	Foreign Stock Funds:	0.0%
-	Short-Term Investments:	2.1%
-	Stock Funds/Common Stocks:	48.8%
-	Net Other Assets and Liabilities:	-1.7%

With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities. As of December 31, 2023, the weighted average duration of the Fund’s debt portfolio was 4.66 years.
Madison may employ multiple analytical approaches to determine the appropriate allocation among the underlying funds, including:
•Macroeconomic analysis. This approach analyzes high frequency economic and market data across the global markets in an effort to identify attractive investment opportunities in countries, regions and/or asset classes.
•Fundamental analysis. This approach reviews fundamental asset class valuation data to determine the absolute and relative attractiveness of existing and potential investment opportunities.
•Correlation analysis. This approach considers the degree to which returns in different asset classes do or do not move together, and the Fund’s aim to achieve a favorable overall risk and return profile.
•Scenario analysis. This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the Fund under different economic and market conditions.
In addition, Madison has a flexible mandate that permits the Fund, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.
Principal Risks
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Asset Allocation Risk. The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based ETF investments may not replicate exactly the performance of their specific index because of transactions costs and because of the temporary unavailability of certain component securities of the index.
Equity Risk. The Fund is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the Fund’s equity portfolio, the Fund is susceptible to capital gain realization. In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.
Interest Rate Risk. The Fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.
Credit Risk. The Fund is subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.
Non-Investment Grade Security Risk. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and, compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. Because the Fund may invest a significant portion of its assets in these securities, the Fund may be subject to greater levels of credit and liquidity risk than a fund that does not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment. Because of the risks involved in investing in non-investment grade securities, an investment in a fund that invests in such securities should be considered speculative.

Real Estate Investment Trusts "REITs" Risk. REITs pool investors’ Funds for investment primarily in real estate properties or real estate-related loans.  REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs.  REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general.  These risks can include, but are not limited, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry.  In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the price volatility of REITs), may have less trading volume and liquidity, and may be subject to more abrupt or erratic price movements than the overall securities market.  REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended.  REITs are subject to the risk of failing to qualify for favorable tax treatment under the Code.
Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities. involve risks relating to currency fluctuations and to political, social, and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Depository Receipt Risk. Depository receipts, such as American depository receipts (“ADRs”), global depository receipts (“GDRs”), and European depository receipts (“EDRs”), may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  Depository receipts involve many of the same risks as direct investments in foreign securities.  These risks include, but are not limited to, fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.
Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance, as well as a custom index that reflects a hypothetical investment allocation of 50% bonds and 50% stock. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Performance data presented below for all periods prior to July 31, 2023, represents the performance of the previous portfolio management team of Madison who used different principal investment strategies to achieve the Fund's investment objective. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Calendar Year Total Returns for Class A Shares
(Returns do not reflect sales charges and would be lower if they did.)

Highest/Lowest quarter end results during this period were:

Highest:	4Q 2022	10.12%
Lowest:	1Q 2020	-13.59%

Average Annual Total Returns
For Periods Ended December 31, 2023

	1 Year	5 Years	10 Years
Class A Shares – Return Before Taxes	-2.62%	5.64%	5.46%
Return After Taxes on Distributions	-5.88%	3.50%	3.78%
Return After Taxes on Distributions and Sale of Fund Shares	0.53%	4.30%	4.14%
Class C Shares – Return Before Taxes	1.62%	6.10%	5.30%
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	26.29%	15.69%	12.03%
ICE BofA U.S. Corporate, Government & Mortgage Index (reflects no deduction for sales charges, account fees, expenses or taxes)	5.39%	1.06%	1.83%
Custom Blended Index (reflects no deduction for sales charges, account fees, expenses or taxes)	15.51%	8.51%	7.09%
The Custom Blended Index consists of 50% ICE BofA US Corp. Govt. & Mtg. Index and 50% S&P 500 Index.
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Portfolio Management
The investment adviser to the Fund is Madison Asset Management, LLC. Patrick Ryan, CFA (Head of Multi-Asset Solutions, Portfolio Manager) and Stuart Dybdahl, CFA and CAIA (Vice President, Portfolio Manager/ Analyst) co-manage the Fund. Messrs. Ryan and Dybdahl have served in this capacity since July 2023.
Purchase and Sale of Fund Shares
The minimum investment amount to establish an account in Class A and Class C shares is normally $1,000 for non-retirement accounts and $500 for individual retirement and education savings accounts, and the minimum to add to an account is $50. For an account established with an automatic investment plan the minimum is $50 per month to establish or add to an account.
The Fund will waive the minimum investment requirements for certain employee benefit plans and for certain financial intermediaries that submit orders on behalf of their customers, although the intermediaries may impose their own minimum investment requirements. The Fund may also reduce or waive the minimum investment requirements under certain circumstances and on a case-by-case basis if deemed to be in the best interest of the Fund.
You may generally purchase, exchange or redeem shares of the Fund on any day the New York Stock Exchange (NYSE) is open for business by written request (Madison Funds, P.O. Box 219083, Kansas City, MO 64121-9083), by telephone (1-800-877-6089), by contacting your financial professional, by wire (purchases only) or, with respect to purchases and exchanges, online at www.madisonfunds.com. Requests must be received in good order by the Fund or its transfer agent prior to the close of regular trading of the NYSE in order to receive that day's net asset value. Investors wishing to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the broker-dealer or financial intermediary to learn how to place an order.
Tax Information
Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal). Distributions from the Fund may be taxed as ordinary income or long-term capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

MADISON TAX-FREE VIRGINIA FUND Fund Summary

Share Class/Ticker:	Class Y - GTVAX
Investment Objective
The primary investment objective of the Madison Tax-Free Virginia Fund (the "Fund") is to receive income from municipal bonds and to distribute that income to its investors as tax-free dividends. The secondary objective is to distribute dividends that are intended to be exempt from Virginia (and local) tax as well as federal tax.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Shareholder Fees: (fees paid directly from your investment)	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management Fees	0.50%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.36%
Total Annual Fund Operating Expenses	0.86%
Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$88	$274	$477	$1,061
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in municipal bonds that are exempt from federal and state income tax for residents of Virginia. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The Fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The Fund only invests in investment grade bonds, which means bonds rated in the top four rating categories by a nationally recognized statistical rating organization, such as Moody’s, S&P or Fitch; however, if a bond is downgraded below investment grade, the Fund may need to hold the bond for a period of time in an attempt to avoid selling it at a “fire sale” price. The Fund invests in general obligation bonds of states and municipalities (backed by the general credit of the issuing city, state or county) and specific or limited purpose bonds (supported by, for example, a specific power company, hospital or highway project).
The Fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years. The Fund’s weighted average life as of December 31, 2023 was 9.5 years. Under normal market conditions, the Fund will have an average duration range of 3 to 10 years, although it is expected to center around 3 to 7 years. Duration is an approximation of the expected change in a debt security’s price given a 1% move in interest rates, using the following formula: [change in debt security value = (change in interest rates) x (duration) x (-1)]. By way of example, assume XYZ company issues a five year bond which has a duration of 4.5 years. If interest rates were to instantly increase by 1%, the bond would be expected to decrease in value by approximately 4.5%. Securities are selected for the Fund that, in the opinion of the portfolio managers, provide the highest combination of yield (i.e., the interest rate the bond pays in relation to its price), credit risk and diversification. To a lesser extent, consideration is also given as to whether a particular bond may increase in value from its price at the time of purchase. The Fund generally holds 50-75 individual securities in its portfolio at any given time. This reflects the belief of the Fund's investment adviser, Madison Asset Management, LLC ("Madison"), that your money should be invested in Madison’s top investment ideas, and that focusing on Madison's best investment ideas is the best way to achieve the Fund’s investment objectives.

In the event Madison determines that extraordinary conditions exist (such as tax law changes or a need to adopt a defensive investment position) making it advisable to invest a larger portion of the Fund’s assets in taxable investments, more than 20% and even as much as 100% of the Fund’s assets could be invested in securities whose income is taxable on the federal or state level. If this situation were to occur, the Fund would not be invested in a manner designed to achieve its investment objective.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in tax-free money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objectives may be diminished.
Principal Risks
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Virginia-Specific Risks. Particular risks to consider when investing in Virginia securities are:
•the Commonwealth must have a balanced budget;
•the Commonwealth pensions are underfunded;
•the economy of the Commonwealth bears heavy exposure to defense contracting;
•Virginians rely heavily on federal government and technology sector employment; and
•a single-term governorship may result in volatile financial policies and management.
Legislative Risk. Municipal bonds pay lower rates of interest than comparable corporate bonds because of the tax-free nature of their interest payments. If the tax-free status of municipal securities is altered or eliminated by an act of Congress or the legislature of any particular state, the value of the affected bonds will drop. This is because their low interest payments will be less competitive with other taxable bonds.
Risks of General Obligation versus Limited Purpose Bonds. General obligation bonds are backed by the unlimited taxing powers of the municipality issuing the bonds. Limited purpose bonds or “limited tax general obligation bonds” are more risky because the pledged tax revenues backing the bonds are limited to revenue sources and maximum property tax millage amounts. For example, a bond issued by the Commonwealth of Virginia has an unlimited tax pledge backing the debt service, while a bond issued for Arlington, Virginia Public School system has a limited revenue source which is property taxes in the district.
Interest Rate Risk. As with most income funds, the Fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income bearing securities. When interest rates rise, bond prices fall; generally, the longer the bond’s maturity, the more sensitive it is to this risk.
Call Risk. If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate. It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.
Risk of Default. Although Madison monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond. This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the Fund would have to look to the agency issuing the bond for ultimate repayment.
Liquidity Risk. The Fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the Fund invests, and that may make it difficult for the Fund to value accurately and/or sell those securities. In addition, liquid debt securities in which the Fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions. If the Fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the Fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses. Liquidity risk may be higher for this Fund than those of income funds that hold U.S. government securities as part of their portfolios because the liquidity of U.S. government securities has historically continued in times of recent market stress.  This Fund normally holds few or no U.S. government securities.
Capital Gains Tax-Related Risk. While dividend income is expected to be tax-free, fund shareholders can recognize taxable income in two ways: (1) if you sell your shares at a price that is higher than when you bought them, you will have a taxable capital gain; on the other hand, if you sell your shares at a price that is lower than the price when you bought them, you will have a capital loss; and (2) in the event the Fund sells more securities at prices higher than when they were bought by the Fund, the Fund may pass through the profit it makes from these transactions by making a taxable capital gain distribution.
Alternative Minimum Tax (AMT) Risk. In addition to possible taxable capital gain distributions, certain bonds owned by the Fund generate income that is subject to the federal AMT. The interest on these “private activity” bonds could become subject to AMT if you are a taxpayer that meets the AMT criteria. If you are subject to AMT, you will be required to add any income attributable to these bonds (as reported by the Fund annually) to other so-called “tax preference items” to determine possible liability for AMT. Income from AMT bonds may not exceed 20% of the Fund’s net income.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Calendar Year Total Returns for Class Y Shares

Highest/Lowest quarter end results during this period were:

Highest:	4Q 2023	6.09%
Lowest:	1Q 2022	-4.96%

Average Annual Total Returns
For Periods Ended December 31, 2023

	1 Year	5 Years	10 Years
Class Y Shares – Return Before Taxes	3.76%	1.08%	1.83%
Return After Taxes on Distributions	3.76%	1.06%	1.67%
Return After Taxes on Distributions and Sale of Fund Shares	2.97%	1.25%	1.76%
ICE BofA 1-22 Year U.S. Municipal Securities Index (reflects no deduction for sales charges, account fees, expenses or taxes)	5.65%	2.24%	2.77%
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Portfolio Management
The investment adviser to the Fund is Madison Asset Management, LLC. Mike Peters, CFA (Vice President, Portfolio Manager) and Jeffrey Matthias, CFA (Vice President, Portfolio Manager) co-manage the Fund. Mr. Peters has served in this capacity since February 1997 and Mr. Matthias has served in this capacity since February 2016.
Purchase and Sale of Fund Shares
The minimum investment amount to establish an account in Class Y shares is normally $1,000 for non-retirement accounts and $500 for individual retirement and education savings accounts, and the minimum to add to an account is $50. For an account established with an automatic investment plan the minimum is $50 per month to establish or add to an account.
The Fund will waive the minimum investment requirements for certain employee benefit plans and for certain financial intermediaries that submit orders on behalf of their customers, although the intermediaries may impose their own minimum investment requirements. The Fund may also reduce or waive the minimum investment requirements under certain circumstances and on a case-by-case basis if deemed to be in the best interest of the Fund.
You may generally purchase, exchange or redeem shares of the Fund on any day the New York Stock Exchange (NYSE) is open for business by written request (Madison Funds, P.O. Box 219083, Kansas City, MO 64121-9083), by telephone (1-800-877-6089), by contacting your financial professional, by wire (purchases only) or, with respect to purchases and exchanges, online at www.madisonfunds.com. Requests must be received in good order by the Fund or its transfer agent prior to the close of regular trading of the NYSE in order to receive that day's net asset value.Investors wishing to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the broker-dealer or financial intermediary to learn how to place an order.

Tax Information
Capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes; however, tax-exempt interest distributions from the Fund are generally exempt from federal income taxes and will normally be exempt from state income tax for investors in Virginia. In addition to possible taxable capital gains distributions, certain bonds owned by the Fund generate income that is subject to AMT, although income from AMT bonds will not exceed 20% of the Fund’s net income.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

MADISON TAX-FREE NATIONAL FUND Fund Summary

Share Class/Ticker:	Class Y - GTFHX
Investment Objective
The Madison Tax-Free National Fund (the "Fund") seeks to receive income from municipal bonds and to distribute that income to shareholders as tax-free dividends.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Shareholder Fees: (fees paid directly from your investment)	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management Fees	0.40%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.36%
Total Annual Fund Operating Expenses	0.76%
Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$78	$243	$422	$942
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including borrowings for investment purposes) in municipal bonds that are exempt from federal income taxes. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The Fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The Fund only invests in investment grade bonds, which means bonds rated in the top four rating categories by a nationally recognized statistical rating organization, such as Moody’s, S&P or Fitch; however, if a bond is downgraded below investment grade, the Fund may need to hold the bond for a period of time in an attempt to avoid selling it at a “fire sale” price. The Fund invests in general obligation bonds of states and municipalities (backed by the general credit of the issuing city, state or county) and specific or limited purpose bonds (supported by, for example, a specific power company, hospital or highway project).
The Fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years. The Fund’s weighted average life as of December 31, 2023 was 8.9 years. Under normal market conditions, the Fund will have an average duration range of 3 to 10 years, although it is expected to center around 3 to 7 years. Duration is an approximation of the expected change in a debt security’s price given a 1% move in interest rates, using the following formula: [change in debt security value = (change in interest rates) x (duration) x (-1)]. By way of example, assume XYZ company issues a five year bond which has a duration of 4.5 years. If interest rates were to instantly increase by 1%, the bond would be expected to decrease in value by approximately 4.5%. Securities are selected for the Fund that, in the opinion of the portfolio managers, provide the highest combination of yield (i.e., the interest rate the bond pays in relation to its price), credit risk and diversification. To a lesser extent, consideration is also given as to whether a particular bond may increase in value from its price at the time of purchase. The Fund generally holds 50-75 individual securities in its portfolio at any given time. This reflects the belief of the Fund's investment adviser, Madison Asset Management, LLC ("Madison"), that your money should be invested in Madison’s top investment ideas, and that focusing on Madison's best investment ideas is the best way to achieve the Fund’s investment objectives.

In the event Madison determines that extraordinary conditions exist (such as tax law changes or a need to adopt a defensive investment position) making it advisable to invest a larger portion of the Fund’s assets in taxable investments, more than 20% and even as much as 100% of the Fund’s assets could be invested in securities whose income is taxable on the federal or state level. If this situation were to occur, the Fund would not be invested in a manner designed to achieve its investment objective.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in tax-free money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.
Principal Risks
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Risks of General Obligation versus Limited Purpose Bonds. General obligation bonds are backed by the unlimited taxing powers of the municipality issuing the bonds. Limited purpose bonds or “limited tax general obligation bonds” are more risky because the pledged tax revenues backing the bonds are limited to revenue sources and maximum property tax millage amounts. For example, a bond issued by the Commonwealth of Virginia has an unlimited tax pledge backing the debt service, while a bond issued for Arlington, Virginia Public School system has a limited revenue source which is property taxes in the district.
Legislative Risk. Municipal bonds pay lower rates of interest than comparable corporate bonds because of the tax-free nature of their interest payments. If the tax-free status of municipal securities is altered or eliminated by an act of Congress or the legislature of any particular state, the value of the affected bonds will drop. This is because their low interest payments will be less competitive with other taxable bonds.
Interest Rate Risk. As with most income funds, the Fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income bearing securities. When interest rates rise, bond prices fall; generally, the longer the bond’s maturity, the more sensitive it is to this risk.
Call Risk. If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate. It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.
Risk of Default. Although Madison monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond. This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the Fund would have to look to the agency issuing the bond for ultimate repayment.
Liquidity Risk. The Fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the Fund invests, and that may make it difficult for the Fund to value accurately and/or sell those securities. In addition, liquid debt securities in which the Fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions. If the Fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the Fund may be forced to sell those securities at a discount, which could result in significant Fund and shareholder losses. Liquidity risk may be higher for this Fund than those of income funds that hold U.S. government securities as part of their portfolios because the liquidity of U.S. government securities has historically continued in times of recent market stress.  This Fund normally holds few or no U.S. government securities.
Capital Gains Tax-Related Risk. While dividend income is expected to be tax-free, fund shareholders can recognize taxable income in two ways: (1) if you sell your shares at a price that is higher than when you bought them, you will have a taxable capital gain; on the other hand, if you sell your shares at a price that is lower than the price when you bought them, you will have a capital loss; and (2) in the event the Fund sells more securities at prices higher than when they were bought by the Fund, the Fund may pass through the profit it makes from these transactions by making a taxable capital gain distribution.
Alternative Minimum Tax (AMT) Risk. In addition to possible taxable capital gain distributions, certain bonds owned by the Fund generate income that is subject to the federal AMT. The interest on these “private activity” bonds could become subject to AMT if you are a taxpayer that meets the AMT criteria. If you are subject to AMT, you will be required to add any income attributable to these bonds (as reported by the Fund annually) to other so-called “tax preference items” to determine possible liability for AMT. Income from AMT bonds may not exceed 20% of the Fund’s net income.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Calendar Year Total Returns for Class Y Shares

Highest/Lowest quarter end results during this period were:

Highest:	4Q 2023	5.78%
Lowest:	1Q 2022	-5.06%

Average Annual Total Returns
For Periods Ended December 31, 2023

	1 Year	5 Years	10 Years
Class Y Shares – Return Before Taxes	4.00%	1.59%	2.25%
Return After Taxes on Distributions	4.00%	1.49%	2.00%
Return After Taxes on Distributions and Sale of Fund Shares	3.20%	1.68%	2.11%
ICE BofA 1-22 Year U.S. Municipal Securities Index (reflects no deductions for sales charges, account fees, expenses or taxes)	5.65%	2.24%	2.77%
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Portfolio Management
The investment adviser to the Fund is Madison Asset Management, LLC. Mike Peters, CFA (Vice President, Portfolio Manager) and Jeffrey Matthias, CFA (Vice President, Portfolio Manager) co-manage the Fund. Mr. Peters has served in this capacity since February 1997 and Mr. Matthias has served in this capacity since February 2016.
Purchase and Sale of Fund Shares
The minimum investment amount to establish an account in Class Y shares is normally $1,000 for non-retirement accounts and $500 for individual retirement and education savings accounts, and the minimum to add to an account is $50. For an account established with an automatic investment plan the minimum is $50 per month to establish or add to an account.
The Fund will waive the minimum investment requirements for certain employee benefit plans and for certain financial intermediaries that submit orders on behalf of their customers, although the intermediaries may impose their own minimum investment requirements. The Fund may also reduce or waive the minimum investment requirements under certain circumstances and on a case-by-case basis if deemed to be in the best interest of the Fund.
You may generally purchase, exchange or redeem shares of the Fund on any day the New York Stock Exchange (NYSE) is open for business by written request (Madison Funds, P.O. Box 219083, Kansas City, MO 64121-9083), by telephone (1-800-877-6089), by contacting your financial professional, by wire (purchases only) or, with respect to purchases and exchanges, online at www.madisonfunds.com. Requests must be received in good order by the Fund or its transfer agent prior to the close of regular trading of the NYSE in order to receive that day's net asset value.Investors wishing to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the broker-dealer or financial intermediary to learn how to place an order.

Tax Information
Capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes; however, tax-exempt interest distributions will generally be exempt from federal income taxes and with regard to state income taxes, the tax- exempt interest attributable to the shareholder’s home state may be exempt from taxes in that state. In most states, however, the rest of the capital gains distributions and dividends from the Fund will be subject to state income tax. In addition to possible taxable capital gains distributions, certain bonds owned by the Fund generate income that is subject to AMT, although income from AMT bonds will not exceed 20% of the Fund’s net income.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

MADISON HIGH QUALITY BOND FUND Fund Summary

Share Class/Ticker:	Class Y - MIIBX	Class I - MIIRX
Investment Objective
The Madison High Quality Bond Fund (the "Fund") seeks to obtain the highest total investment return within the policy limitations of (1) investing in bonds and money market instruments rated A or better, and (2) maintaining a dollar weighted average maturity of ten years or less.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Shareholder Fees: (fees paid directly from your investment)	Class Y	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class Y	Class I
Management Fees	0.30%	0.30%
Distribution and/or Service (Rule 12b-1) Fees	None	None
Other Expenses	0.20%	0.11%
Total Annual Fund Operating Expenses	0.50%	0.41%
Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$51	$160	$280	$628
Class I	42	132	230	518

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective through diversified investments in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments. In seeking to achieve the Fund’s goals, the Fund’s investment adviser, Madison Asset Management, LLC ("Madison"), will (1) shorten or lengthen the weighted average life of the Fund based on its anticipation of the movement of interest rates (the dollar weighted average maturity is expected to be ten years or less), and (2) monitor the yields of the various bonds that satisfy the Fund’s investment guidelines to determine the best combination of yield, credit risk and diversification for the Fund. Under normal market conditions, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in higher quality bond issues and, therefore, intends to maintain an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s. The dollar weighted average maturity of the Fund as of December 31, 2023 was 3.68 years. The Fund generally holds 50-75 individual securities in its portfolio at any given time. This reflects Madison's belief that your money should be invested in Madison’s top investment ideas, and that focusing on Madison's highest conviction investment ideas is the best way to achieve the Fund’s investment objective.
Madison may alter the composition of the Fund with regard to quality and maturity and may sell securities prior to maturity. Under normal circumstances, however, turnover for the Fund is generally not expected to exceed 100%. Sales of fund securities may result in capital gains. This can occur any time Madison sells a bond at a price that was higher than the purchase price, even if Madison does not engage in active or frequent trading. Madison’s intent when it sells bonds is to “lock in” any gains already achieved by that investment or, alternatively, prevent additional or potential losses that could occur if Madison continued to hold the bond. Turnover may also occur when Madison finds an investment that could generate a higher return than the investment currently held. However, increasing portfolio turnover at a time when Madison’s assessment of market performance is incorrect could lower investment performance. The Fund pays implied brokerage commissions when it purchases or sells bonds, which is the difference between the bid and ask price. As a result, as portfolio turnover increases, the cumulative effect of this may hurt Fund performance. Under normal circumstances, the Fund will not engage in active or frequent trading of its bonds. However, it is possible that Madison will determine that market conditions require a significant change to the composition of the Fund’s portfolio. For example, if interest rates begin to rise, Madison may attempt to sell bonds in anticipation of further rate increases before they lose more value. Also, if the Fund experiences large swings in shareholder purchases and redemptions, Madison may be required to sell bonds more frequently in order to generate the cash needed to pay redeeming shareholders. Under these circumstances, the Fund could make a taxable capital gain distribution.

Madison reserves the right to invest a portion of the Fund’s assets in short-term debt securities (i.e., those with maturities of one year or less) and to maintain a portion of fund assets in uninvested cash. However, Madison does not intend to hold more than 35% of the Fund’s assets in such investments, unless Madison determines that market conditions warrant a temporary defensive investment position. Under such circumstances, up to 100% of the Fund may be so invested. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished. Short-term investments may include investment grade certificates of deposit, commercial paper and repurchase agreements. Madison might hold substantial cash reserves in seeking to reduce the Fund’s exposure to bond price depreciation during a period of rising interest rates and to maintain desired liquidity while awaiting more attractive investment conditions in the bond market.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy.  Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Principal Risks
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Interest Rate Risk. As with most income funds, the Fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income bearing securities. When interest rates rise, bond prices fall; generally, the longer the bond’s maturity, the more sensitive it is to this risk.
Call Risk. If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate. It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.
Risk of Default. Although Madison monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond. This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the Fund would have to look to the agency issuing the bond for ultimate repayment.
Liquidity Risk. The Fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the Fund invests, and that may make it difficult for the Fund to value accurately and/or sell those securities. In addition, liquid debt securities in which the Fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions. If the Fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the Fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Madison waived 0.10% of the Fund's annual management fee from August 7, 2020 through February 27, 2022. Investment returns reflect this fee waiver, without which returns would have been lower. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Calendar Year Total Returns for Class Y Shares

Highest/Lowest quarter end results during this period were:

Highest:	4Q 2023	3.97%
Lowest:	1Q 2022	-3.84%

Average Annual Total Returns
For Periods Ended December 31, 2023

	1 Year	5 Years	10 Years	Since Inception 2/28/2022
Class Y Shares – Return Before Taxes	4.55%	0.82%	0.95%	N/A
Return After Taxes on Distributions	3.61%	0.19%	0.35%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	2.68%	0.38%	0.48%	N/A
Class I Shares – Return Before Taxes	4.71%	N/A	N/A	-0.21%
Bloomberg U.S. Intermediate Government Credit A+ Bond Index (reflects no deduction for sales charges, account fees, expenses or taxes)	4.77%	1.30%	1.49%	-0.91%
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Y shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Portfolio Management
The investment adviser to the Fund is Madison Asset Management, LLC. Chris Nisbet, CFA (Vice President, Portfolio Manager) and Mike Sanders, CFA (Head of Fixed Income, Portfolio Manager) co-manage the Fund. Mr. Nisbet has served in this capacity since the Fund’s inception in 2000 and Mr. Sanders has served in this capacity since February 2019.
Purchase and Sale of Fund Shares
The minimum investment amount to establish an account in Class Y shares is normally $1,000 for non-retirement accounts and $500 for individual retirement and education savings accounts, and the minimum to add to an account is $50. For an account established with an automatic investment plan the minimum is $50 per month to establish or add to an account. For accounts with Class I shares serviced by the Fund’s transfer agent, the minimum investment amount is $250,000, and there is no minimum to add to an account.
The Fund will waive the minimum investment requirements for certain employee benefit plans and for certain financial intermediaries that submit orders on behalf of their customers, although the intermediaries may impose their own minimum investment requirements. The Fund may also reduce or waive the minimum investment requirements under certain circumstances and on a case-by-case basis if deemed to be in the best interest of the Fund.
You may generally purchase, exchange or redeem shares of the Fund on any day the New York Stock Exchange (NYSE) is open for business by written request (Madison Funds, P.O. Box 219083, Kansas City, MO 64121-9083), by telephone (1-800-877-6089), by contacting your financial professional, by wire (purchases only) or, with respect to purchases and exchanges, online at www.madisonfunds.com. Requests must be received in good order by the Fund or its transfer agent prior to the close of regular trading of the NYSE in order to receive that day's net asset value. Investors wishing to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the broker-dealer or financial intermediary to learn how to place an order.
Tax Information
Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal). Distributions from the Fund may be taxed as ordinary income or long-term capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

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MADISON CORE BOND FUND Fund Summary

Share Class/Ticker:	Class A - MBOAX	Class Y - MBOYX	Class I - MBOIX	Class R6 - MBORX
Investment Objective
The Madison Core Bond Fund (the "Fund") seeks to generate a high level of current income, consistent with the prudent limitation of investment risk.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 65 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 47 of the Funds' statement of additional information ("SAI") and in the sales charge waiver appendix to this prospectus.

Shareholder Fees: (fees paid directly from your investment)	Class A	Class Y	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	None	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class Y	Class I	Class R6
Management Fees	0.39%	0.39%	0.39%	0.39%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	None	None	None
Other Expenses	0.21%	0.21%	0.11%	0.03%
Total Annual Fund Operating Expenses	0.85%	0.60%	0.50%	0.42%
Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$533	$709	$900	$1,452
Class Y	61	192	335	750
Class I	51	160	280	628
Class R6	43	135	235	530
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in bonds. To keep current income relatively stable and to limit share price volatility, the Fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration (for this purpose, the benchmark used is Bloomberg U.S. Aggregate Bond Index, the duration of which as of December 31, 2023 was 6.01 years). Duration is an approximation of the expected change in a debt security’s price given a 1% move in interest rates, using the following formula: [change in debt security value = (change in interest rates) x (duration) x (-1)]. By way of example, assume XYZ company issues a five year bond which has a duration of 4.5 years. If interest rates were to instantly increase by 1%, the bond would be expected to decrease in value by approximately 4.5%.
The Fund is managed so that, under normal market conditions, the weighted average life of the Fund will be 10 years or less. The weighted average life of the Fund as of December 31, 2023 was 8.67 years. The Fund strives to add incremental return in the portfolio by making strategic decisions relating to credit risk, sector exposure and yield curve positioning. The Fund generally holds 100-500 individual securities in its portfolio at any given time and may invest in the following instruments:
•    Corporate debt securities: securities issued by domestic and foreign (including emerging market) corporations which have a rating within the four highest categories and, to a limited extent (up to 20% of its assets), in securities not rated within the four highest categories (i.e., “junk bonds”). The Fund’s investment adviser, Madison Asset Management, LLC (“Madison”), will only invest in lower-grade securities when it believes that the creditworthiness of the issuer is stable or improving, and when the potential return of investing in such securities justifies the higher level of risk;

• U.S. Government debt securities: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
•    Foreign government debt securities: securities issued or guaranteed by a foreign (including emerging market) government or its agencies or instrumentalities, payable in U.S. dollars, which have a rating within the four highest categories;
•    Non-rated debt securities: securities issued or guaranteed by corporations, financial institutions, and others which, although not rated by a national rating service, are considered by Madison to have an investment quality equivalent to those categories in which the Fund is permitted to invest (including up to 20% of the Fund’s assets in junk bonds); and
•    Asset-backed, mortgage-backed and commercial mortgage-backed securities: securities issued or guaranteed by special purpose corporations and financial institutions that represent direct or indirect participation in, or are collateralized by, an underlying pool of assets. The types of assets that can be “securitized” include, among others, residential or commercial mortgages, credit card receivables, automobile loans, and other assets.
Madison may alter the composition of the Fund with regard to quality and maturity and may sell securities prior to maturity. Under normal market conditions, however, turnover for the Fund is generally not expected to exceed 100%. Sales of fund securities may result in capital gains. This can occur any time Madison sells a bond at a price that was higher than the purchase price, even if Madison does not engage in active or frequent trading. Madison’s intent when it sells bonds is to “lock in” any gains already achieved by that investment or, alternatively, prevent additional or potential losses that could occur if Madison continued to hold the bond. Turnover may also occur when Madison finds an investment that could generate a higher return than the investment currently held. However, increasing portfolio turnover at a time when Madison’s assessment of market performance is incorrect could lower investment performance. The Fund pays implied brokerage commissions when it purchases or sells bonds, which is the difference between the bid and ask price. As a result, as portfolio turnover increases, the cumulative effect of this may hurt Fund performance. Under normal market conditions, the Fund will not engage in active or frequent trading of its bonds. However, it is possible that Madison will determine that market conditions require a significant change to the composition of the Fund’s portfolio. For example, if interest rates begin to rise, Madison may attempt to sell bonds in anticipation of further rate increases before they lose more value. Also, if the Fund experiences large swings in shareholder purchases and redemptions, Madison may be required to sell bonds more frequently in order to generate the cash needed to pay redeeming shareholders. Under these circumstances, the Fund could make a taxable capital gain distribution.
Madison reserves the right to invest a portion of the Fund’s assets in short-term debt securities (i.e., those with maturities of one year or less) and to maintain a portion of fund assets in uninvested cash. However, Madison does not intend to hold more than 35% of the Fund’s assets in such investments, unless Madison determines that market conditions warrant a temporary defensive investment position. Under such circumstances, up to 100% of the Fund may be so invested. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished. Short-term investments may include investment grade certificates of deposit, commercial paper and repurchase agreements. Madison might hold substantial cash reserves in seeking to reduce the Fund’s exposure to bond price depreciation during a period of rising interest rates and to maintain desired liquidity while awaiting more attractive investment conditions in the bond market.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Principal Risks
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Interest Rate Risk. As with most income funds, the Fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income bearing securities. When interest rates rise, bond prices fall; generally, the longer the bond’s maturity, the more sensitive it is to this risk.
Call Risk. If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate. It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.
Risk of Default. Although Madison monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond. This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the Fund would have to look to the agency issuing the bond for ultimate repayment.
Mortgage-Backed Securities Risk. The Fund may own obligations backed by mortgages issued by a government agency or through a government-sponsored program. If the mortgage holders prepay principal during a period of falling interest rates, the Fund could be exposed to prepayment risk. In that case, the Fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop in rates since the prepayment acts to shorten the maturity of the security.
Liquidity Risk. The Fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the Fund invests, and that may make it difficult for the Fund to value accurately and/or sell those securities. In addition, liquid debt securities in which the Fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions. If the Fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the Fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses.

Credit Risk and Prepayment/Extension Risk. The Fund is subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a fall/rise in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the Fund’s return.
Non-Investment Grade Security Risk. To the extent that the Fund invests in non-investment grade securities, the Fund is also subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.
Foreign Security Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Calendar Year Total Returns for Class A Shares
(Returns do not reflect sales charges and would be lower if they did.)

Highest/Lowest quarter end results during this period were:

Highest:	4Q 2023	6.93%
Lowest:	1Q 2022	-5.66%

Average Annual Total Returns
For Periods Ended December 31, 2023

	1 Year	5 Years	10 Years	Since Inception 2/26/2021	Since Inception 2/28/2022
Class A Shares – Return Before Taxes	0.85%	0.41%	1.19%	N/A	N/A
Return After Taxes on Distributions	-0.30%	-0.55%	0.17%	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares	0.48%	-0.03%	0.51%	N/A	N/A
Class Y Shares – Return Before Taxes	5.80%	1.62%	1.93%	N/A	N/A
Class I Shares – Return Before Taxes	5.94%	N/A	N/A	-2.39%	N/A
Class R6 Shares – Return Before Taxes	6.02%	N/A	N/A	N/A	-2.26%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for sales charges, account fees, expenses or taxes)	5.53%	1.10%	1.81%	-2.76%	-2.83%
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Portfolio Management
The investment adviser to the Fund is Madison Asset Management, LLC. Mike Sanders, CFA (Head of Fixed Income, Portfolio Manager) and Allen Olson, CFA (Vice President, Portfolio Manager/Analyst) co-manage the Fund. Mr. Sanders has served in this capacity since September 2016. Mr. Olson has served in this capacity since February 2021.

Purchase and Sale of Fund Shares
The minimum investment amount to establish an account in Class A, Class C and Class Y shares is normally $1,000 for non-retirement accounts and $500 for individual retirement and education savings accounts, and the minimum to add to an account is $50. For an account established with an automatic investment plan the minimum is $50 per month to establish or add to an account. For accounts with Class I or R6 shares serviced by the Fund’s transfer agent, the minimum investment amount is $250,000 for Class I shares and $500,000 for Class R6 shares, and there is no minimum to add to an account.
The Fund will waive the minimum investment requirements for certain employee benefit plans and for certain financial intermediaries that submit orders on behalf of their customers, although the intermediaries may impose their own minimum investment requirements. The Fund may also reduce or waive the minimum investment requirements under certain circumstances and on a case-by-case basis if deemed to be in the best interest of the Fund.
You may generally purchase, exchange or redeem shares of the Fund on any day the New York Stock Exchange (NYSE) is open for business by written request (Madison Funds, P.O. Box 219083, Kansas City, MO 64121-9083), by telephone (1-800-877-6089), by contacting your financial professional, by wire (purchases only) or, with respect to purchases and exchanges, online at www.madisonfunds.com. Requests must be received in good order by the Fund or its transfer agent prior to the close of regular trading of the NYSE in order to receive that day's net asset value. Investors wishing to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the broker-dealer or financial intermediary to learn how to place an order.
Tax Information
Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal). Distributions from the Fund may be taxed as ordinary income or long-term capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. No such payments are made with respect to Class R6. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

MADISON COVERED CALL & EQUITY INCOME FUND Fund Summary

Share Class/Ticker:	Class A - MENAX	Class C - MENCX	Class Y - MENYX	Class I - MENIX	Class R6 - MENRX
Investment Objective
The Madison Covered Call & Equity Income Fund (the "Fund") seeks to provide consistent total return and, secondarily, to provide a high level of income and gains from option premiums.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 65 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 47 of the Funds' statement of additional information ("SAI") and in the sales charge waiver appendix to this prospectus.

Shareholder Fees: (fees paid directly from your investment)	Class A	Class C	Class Y	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	1.00%¹	None	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None	None	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class Y	Class I	Class R6
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	None	None	None
Other Expenses	0.16%	0.16%	0.16%	0.11%	0.03%
Acquired Fund Fees and Expenses[2]	0.04%	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses[3]	1.30%	2.05%	1.05%	1.00%	0.92%
¹ The CDSC is eliminated after 12 months following purchase.
2 Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds.
3 Total annual fund operating expenses for the period ended October 31, 2023 do not match the financial statements because the financial statements do not include acquired fund fees and expenses.
Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Redemption					No Redemption
	A	C	Y	I	R6	A	C	Y	I	R6
1 Year	$700	$308	$107	$102	$94	$700	$208	$107	$102	$94
3 Years	963	643	334	318	293	963	643	334	318	293
5 Years	1,247	1,103	579	552	509	1,247	1,103	579	552	509
10 Years	2,053	2,379	1,283	1,225	1,131	2,053	2,379	1,283	1,225	1,131
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests, under normal conditions, primarily in common stocks of large- and mid-capitalization issuers that are, in the view of the Fund’s investment adviser, Madison Asset Management, LLC ("Madison"), selling at a reasonable price in relation to their long-term earnings growth rates. Under normal market conditions, the Fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities. The Fund seeks to produce a high level of current income and current gains generated from option writing premiums and, to a lesser extent, from dividends.
Under normal market conditions, the Fund will invest at least 80% of its net assets in common stocks, with at least 65% of this amount invested in common stocks of large capitalization issuers that meet the Fund’s selection criteria. In calculating compliance with these percentages, the Fund will "look through" to the characteristics of the underlying holdings of any exchange traded funds ("ETFs") held by the Fund. The Fund may invest the remainder of its common stock investments in companies that meet the Fund’s selection criteria but whose market capitalization is considered to be middle sized or “mid-cap” (generally, stocks with a market capitalization similar to those companies in the Russell Midcap® Index). In addition, the Fund may invest up to 15% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”) and emerging market securities. Madison will allocate the Fund’s assets among stocks in sectors of the economy based upon Madison’ views on forward earnings growth rates, adjusted to reflect Madison’s views on economic and market conditions and sector risk factors. In general, Madison focuses its investments in the information technology, consumer discretionary, health care and financials sectors, and may invest up to 35% of the Fund’s net assets in any one such sector. The Fund generally holds 30-60 individual equity and investment company securities, including ETFs and Unit Investment Trusts ("UITs"), in its portfolio at any given time. This reflects Madison's belief that your money should be invested in Madison's top investment ideas, and that focusing on Madison's highest conviction investment ideas is the best way to achieve the Fund’s investment objective.
Although Madison believes that, under normal conditions, at least 80% of the Fund will be invested in equity securities, high levels of new investment inflow can lead to periods of higher cash levels which are invested in due course as appropriate opportunities are identified. In addition, during periods in which stock markets advance, option assignment activity can rise significantly resulting in options being exercised and portfolio securities being called away in exchange for Madison. Madison believes that reinvesting such sale proceeds should be done carefully and opportunistically such that cash level may remain elevated for relatively short periods of time until appropriate reinvestment opportunities are identified. Additionally, during periods when Madison believes the stock markets in general are overvalued or when there is perceived domestic or global economic or political risk or when investments in equity securities bear an above average risk of loss, Madison will delay investment of some or all of the Fund’s cash until such periods have ended. Thus, in Madison’s discretion, the Fund’s cash may be held for “temporary defensive purposes,” and might represent a material percentage of the Fund’s portfolio. These periods may last for a few weeks or even for a few months, until more attractive market conditions exist.
The Fund will employ an option strategy of writing covered call options on a substantial portion of the common stocks in its portfolio. The extent of option writing activity will depend upon market conditions and Madison’s ongoing assessment of the attractiveness of writing call options on the Fund’s stock holdings. In addition to providing income, covered call writing helps to reduce the volatility (and risk profile) of the Fund by providing downside protection.
In addition to its covered call strategy, the Fund may, to a lesser extent (not more than 20% of its net assets), pursue an option strategy that includes the writing of both put options and call options on certain of the common stocks in the Fund’s portfolio. To seek to offset some of the risk of a larger potential decline in the event the overall stock market has a sizable short-term or intermediate-term decline, the Fund may, to a limited extent (not more than 2% of its total assets) purchase put options or put option debit spreads (where another put option at a lower strike price is sold to offset the cost of the first put option) on broad-based securities indices (such as the S&P 500, S&P MidCap 400 or other indices deemed suitable) or certain ETFs that trade like common stocks but represent such market indices. To seek to offset some of the risk of a larger potential decline in an individual holding due to a binary short term company specific event, the Fund may, to a limited extent (not more than 2% of its total assets) purchase put options on individual equity holdings.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the fund expects to pursue its investment objectives utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objectives may be diminished.
Principal Risks
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Option Risk. There are several risks associated with transactions in options on securities, as follows:
•There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.
•As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline.
•The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it may not be able to effect a closing purchase transaction in order to terminate its obligation under the option and must then deliver the underlying security at the exercise price.
•There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.
•The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.
•The value of call options will be affected by changes in the value and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options’ expiration. Additionally, the exercise price of an option may be adjusted downward before the option’s expiration as a result of the occurrence of events affecting the underlying equity security. A reduction in the exercise price of an option would reduce the Fund’s capital appreciation potential on the underlying security.

•When the Fund writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. Also, while the Fund’s potential gain in writing a covered put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire value of the stock.
•If a put option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option.
The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. The number of options which the Fund may write or purchase may be affected by options written or purchased by other clients of Madison or its affiliates.
Tax Risk. The Fund will generate taxable income and therefore is subject to tax risk. In addition to option premium income, most or all of the gains from the sale of the underlying securities held by the Fund on which options are written may be short-term capital gains taxed at ordinary income rates in any particular year. Because the Fund does not have control over the exercise of the call options it writes, such exercises or other required sales of the underlying stocks may force the Fund to realize capital gains or losses at inopportune times. The Fund’s transactions in options are subject to special and complex U.S. federal income tax provisions that may, among other things, treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income; treat dividends that would otherwise be eligible for the corporate dividends-received deduction as ineligible for such treatment; disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iv) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited); and cause the Fund to recognize income or gain without a corresponding receipt of cash.
Derivatives Risk. The risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.
Concentration Risk. To the extent that the Fund makes substantial investments in a single sector, the Fund will be more susceptible to adverse economic or regulatory occurrences affecting those sectors.
Equity Risk. The Fund is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Mid Cap Risk. The Fund’s investments in midsize companies may entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have narrower product lines, fewer financial resources, and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some growth-oriented companies may not have established financial histories; often have limited product lines, markets, or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.
Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance, as well as the CBOE S&P 500 BuyWrite Index (BXMSM) which is provided because of the Fund’s option writing strategy. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Calendar Year Total Returns for Class A Shares
(Returns do not reflect sales charges and would be lower if they did.)

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2020	19.31%
Lowest:	1Q 2020	-20.22%

Average Annual Total Returns
For Periods Ended December 31, 2023

	1 Year	5 Years	10 Years	Since Inception 2/28/2022
Class A Shares – Return Before Taxes	3.92%	10.84%	6.63%	N/A
Return After Taxes on Distributions	0.87%	7.90%	3.60%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	2.51%	7.25%	3.74%	N/A
Class C Shares – Return Before Taxes	8.36%	11.36%	6.48%	N/A
Class Y Shares – Return before Taxes	10.62%	12.45%	7.54%	N/A
Class I Shares – Return before Taxes	10.63%	N/A	N/A	8.63%
Class R6 Shares – Return before Taxes	10.66%	12.59%	7.68%	N/A
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	26.29%	15.69%	12.03%	6.60%
CBOE S&P 500 BuyWrite® IndexSM (BXM) (reflects no deduction for sales charges, account fees, expenses or taxes)	11.82%	6.08%	5.58%	1.27%
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Portfolio Management
The investment adviser to the Fund is Madison Asset Management, LLC. Ray DiBernardo, CFA (Vice President, Portfolio Manager/Analyst) and Drew Justman, CFA (Vice President, Portfolio Manager/Analyst) co-manage the Fund. Mr. DiBernardo has served in this capacity since inception of the Fund in October 2009 and Mr. Justman has served in this capacity since December 2016.
Purchase and Sale of Fund Shares
The minimum investment amount to establish an account in Class A, Class C and Class Y shares is normally $1,000 for non-retirement accounts and $500 for individual retirement and education savings accounts, and the minimum to add to an account is $50. For an account established with an automatic investment plan the minimum is $50 per month to establish or add to an account. For accounts with Class I or R6 shares serviced by the Fund’s transfer agent, the minimum investment amount is $250,000 for Class I shares and $500,000 for Class R6 shares, and there is no minimum to add to an account.
The Fund will waive the minimum investment requirements for certain employee benefit plans and for certain financial intermediaries that submit orders on behalf of their customers, although the intermediaries may impose their own minimum investment requirements. The Fund may also reduce or waive the minimum investment requirements under certain circumstances and on a case-by-case basis if deemed to be in the best interest of the Fund.
You may generally purchase, exchange or redeem shares of the Fund on any day the New York Stock Exchange (NYSE) is open for business by written request (Madison Funds, P.O. Box 219083, Kansas City, MO 64121-9083), by telephone (1-800-877-6089), by contacting your financial professional, by wire (purchases only) or, with respect to purchases and exchanges, online at www.madisonfunds.com. Requests must be received in good order by the Fund or its transfer agent prior to the close of regular trading of the NYSE in order to receive that day's net asset value. Investors wishing to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the broker-dealer or financial intermediary to learn how to place an order.
Tax Information
Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal). Distributions from the Fund may be taxed as ordinary income or long-term capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. No such payments are made with respect to Class R6. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

MADISON DIVIDEND INCOME FUND Fund Summary

Share Class/Ticker:	Class A - MADAX	Class Y - BHBFX	Class I - MDMIX	Class R6 - MADRX
Investment Objective
The Madison Dividend Income Fund (the "Fund") seeks to produce current income while providing an opportunity for capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 65 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 47 of the Funds' statement of additional information ("SAI") and in the sales charge waiver appendix to this prospectus.

Shareholder Fees: (fees paid directly from your investment)	Class A	Class Y	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	None	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class Y	Class I	Class R6
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	None	None	None
Other Expenses	0.21%	0.21%	0.11%	0.03%
Total Annual Fund Operating Expenses	1.16%	0.91%	0.81%	0.73%
Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$686	$922	$1,177	$1,903
Class Y	93	290	504	1,120
Class I	83	259	450	1,002
Class R6	75	233	406	906
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in equity securities of companies with a market capitalization of over $1 billion and a history of paying dividends, with the ability to increase dividends over time. Under normal market conditions, at least 80% of the Fund’s net assets (including borrowings for investment purposes) will be invested in dividend paying equity securities. The Fund's investment adviser, Madison Asset Management, LLC ("Madison"), will identify investment opportunities by screening for companies that generally have the following characteristics: (i) a dividend yield of at least 100% of the market dividend yield (for this purpose, the “market” is the S&P 500); (ii) a strong balance sheet; (iii) a dividend that has been maintained and which is likely to increase; (iv) trade on the high side of the company’s historical relative dividend yield, due to issues which Madison views as temporary; and (v) other compelling valuation characteristics. Under normal market conditions, the Fund expects to be fully invested in equity securities, but will maintain the flexibility to hold up to 20% of the Fund’s assets in investment grade fixed income securities when warranted in Madison's discretion. The Fund may also invest up to 25% of its common stock allocation in foreign securities (including American Depositary Receipts ("ADRs") and emerging market securities). To the extent invested in common stocks, the Fund generally invests in 30-60 companies at any given time. This reflects Madison's belief that your money should be invested in Madison's top investment ideas, and that focusing on Madison's highest conviction investment ideas is the best way to achieve the Fund’s investment objective.
Madison follows a rigorous three-step process when evaluating companies pursuant to which Madison considers (1) the business model, (2) the management team, and (3) the valuation of each potential investment. When evaluating the business model, Madison looks for sustainable competitive advantages, metrics that demonstrate relatively high levels of profitability, stable and growing earnings, and a solid balance sheet. When assessing management, Madison evaluates its operational and capital allocation track records and the nature of its accounting practices. The final step in the process is assessing the proper valuation for the company. Madison strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows modeling and additional valuation methodologies. Often, Madison finds companies that clear the business model and management team hurdles, but not the valuation hurdle. Those companies are monitored for inclusion at a later date when the price may be more appropriate. Madison seeks to avoid the downside risks associated with overpriced securities.
Madison may sell stocks for a number of reasons, including: (i) the price target Madison has set for stock has been achieved, (ii) the fundamental business prospects for the company have materially changed, or (iii) Madison finds a more attractive alternative. In addition, with regard to dividend paying stocks in particular, Madison may sell a stock that has reduced its dividend to a level that brings the yield on the stock to below the market (S&P 500) dividend yield, but only if the reduction in dividend appears to Madison to be a symptom of fundamental difficulties with the company that are other than temporary in nature.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.
Principal Risks
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Equity Risk. The Fund is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization. In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.
Growth and Value Risks. Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any stock’s share price may be negatively affected by either set of risks.
Special Risks Associated with Dividend Paying Stocks.  Raising interest rates have the potential to hurt the value and/or price of higher dividend yielding stocks more so than the overall market.  In addition, higher dividend yielding stocks may go through periods of underperformance as a group versus the broader market.
Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities, involve risks relating to currency fluctuations and to political, social, and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Depository Receipt Risk. Depository receipts, such as American depository receipts (“ADRs”), global depository receipts (“GDRs”), and European depository receipts (“EDRs”), may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  Depository receipts involve many of the same risks as direct investments in foreign securities.  These risks include, but are not limited to, fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.
Interest Rate Risk. To the extent the Fund invests in fixed income securities (i.e., bonds), the Fund will be subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.
Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to two broad measures of market performance, as well as with returns of an index of funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Madison waived 0.10% of the Fund's annual management fee and 0.05% of the Fund's annual services fee for Class Y shares from June 29, 2012 through May 31, 2020. Investment returns reflect these fee waivers, without which returns would have been lower. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Calendar Year Total Returns for Class Y Shares

Highest/Lowest quarter end results during this period were:

Highest:	4Q 2022	13.86%
Lowest:	1Q 2020	-20.41%

Average Annual Total Returns
For Periods Ended December 31, 2023

	1 Year	5 Years	10 Years	Since Inception 5/29/2020	Since Inception 8/31/2020	Since Inception 2/28/2022
Class Y Shares – Return Before Taxes	1.72%	9.47%	8.68%	N/A	N/A	N/A
Return After Taxes on Distributions	0.31%	7.85%	7.04%	N/A	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares	1.99%	7.43%	6.76%	N/A	N/A	N/A
Class A Shares – Return Before Tax	-4.38%	N/A	N/A	7.76%	N/A	N/A
Class I Shares – Return Before Tax	1.82%	N/A	N/A	N/A	8.04%	N/A
Class R6 Shares – Return Before Tax	1.94%	N/A	N/A	N/A	N/A	0.35%
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	26.29%	15.69%	12.03%	15.16%	11.47%	6.60%
Russell 1000® Value Index (reflects no deduction for sales charges, account fees, expenses or taxes)	11.46%	10.91%	8.40%	13.47%	12.09%	3.63%
Lipper Equity Income Funds Index (reflects no deduction for sales charges, account fees, expenses or taxes)	10.37%	11.34%	8.61%	12.81%	11.21%	4.14%
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Y shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Portfolio Management
The investment adviser to the Fund is Madison Asset Management, LLC. John Brown, CFA (Vice President, Portfolio Manager/Analyst) and Drew Justman, CFA (Vice President, Portfolio Manager/Analyst) co-manage the Fund. Mr. Brown has served in this capacity since March 2012, and Mr. Justman has served in this capacity since April 2013.

Purchase and Sale of Fund Shares
The minimum investment amount to establish an account in Class A and Class Y shares is normally $1,000 for non-retirement accounts and $500 for individual retirement and education savings accounts, and the minimum to add to an account is $50. For an account established with an automatic investment plan the minimum is $50 per month to establish or add to an account. For accounts with Class I or R6 shares serviced by the Fund’s transfer agent, the minimum investment amount is $250,000 for Class I shares and $500,000 for Class R6 shares, and there is no minimum to add to an account.
The Fund will waive the minimum investment requirements for certain employee benefit plans and for certain financial intermediaries that submit orders on behalf of their customers, although the intermediaries may impose their own minimum investment requirements. The Fund may also reduce or waive the minimum investment requirements under certain circumstances and on a case-by-case basis if deemed to be in the best interest of the Fund.
You may generally purchase, exchange or redeem shares of the Fund on any day the New York Stock Exchange (NYSE) is open for business by written request (Madison Funds, P.O. Box 219083, Kansas City, MO 64121-9083), by telephone (1-800-877-6089), by contacting your financial professional, by wire (purchases only) or, with respect to purchases and exchanges, online at www.madisonfunds.com. Requests must be received in good order by the Fund or its transfer agent prior to the close of regular trading of the NYSE in order to receive that day's net asset value. Investors wishing to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the broker-dealer or financial intermediary to learn how to place an order.
Tax Information
Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal). Distributions from the Fund may be taxed as ordinary income or long-term capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

MADISON INVESTORS FUND Fund Summary

Share Class/Ticker:	Class A - MNVAX	Class Y - MINVX	Class I - MIVIX	Class R6 - MNVRX
Investment Objective
The Madison Investors Fund (the "Fund") seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 65 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 47 of the Funds' statement of additional information ("SAI") and in the sales charge waiver appendix to this prospectus.

Shareholder Fees: (fees paid directly from your investment)	Class A	Class Y	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	None	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class Y	Class I	Class R6
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	None	None	None
Other Expenses	0.21%	0.21%	0.11%	0.03%
Total Annual Fund Operating Expenses	1.16%	0.91%	0.81%	0.73%
Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$686	$922	$1,177	$1,903
Class Y	93	290	504	1,120
Class I	83	259	450	1,002
Class R6	75	233	406	906
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in the common stock of established, high-quality companies selected via bottom-up fundamental analysis. Under normal market conditions, the Fund will maintain at least 80% of its net assets (including borrowings for investment purposes) in such securities. The portfolio managers define “high-quality” companies as those businesses that have demonstrated stable revenue and earnings growth patterns and high profitability metrics, and that maintain proportionately low levels of debt. The Fund may also invest up to 35% of its assets in foreign securities (including American Depositary Receipts ("ADRs") and emerging market securities). To the extent invested in common stocks, the Fund generally invests in only 25-40 companies at any given time. This reflects the belief of the Fund's investment adviser, Madison Asset Management, LLC ("Madison"), that your money should be invested in Madison’s top investment ideas, and that focusing on Madison’s best investment ideas is the best way to achieve the Fund’s investment objectives.

Madison follows a rigorous three-step process when evaluating companies pursuant to which Madison considers (1) the business model, (2) the management team, and (3) the valuation of each potential investment. When evaluating the business model, Madison looks for sustainable competitive advantages, metrics that demonstrate relatively high levels of profitability, stable and growing earnings, and a solid balance sheet.

When assessing management, Madison evaluates its operational and capital allocation track records and the nature of its accounting practices. The final step in the process is assessing the proper valuation for the company. Madison strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows modeling and additional valuation methodologies. Often, Madison finds companies that clear the business model and management team hurdles, but not the valuation hurdle. Those companies are monitored for inclusion at a later date when the price may be more appropriate. Madison seeks to avoid the downside risks associated with overpriced securities.
Madison may sell stocks for a number of reasons, including: (i) the price target Madison has set for stock has been achieved or exceeded, (ii) the fundamental business prospects for the company have materially changed, or (iii) Madison finds a more attractive alternative.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.
Principal Risks
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Equity Risk. The Fund is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Growth and Value Risks. Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any stock’s share price may be negatively affected by either set of risks.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization. In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.
Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities, involve risks relating to currency fluctuations and to political, social, and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Depository Receipt Risk. Depository receipts, such as American depository receipts (“ADRs”), global depository receipts (“GDRs”), and European depository receipts (“EDRs”), may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  Depository receipts involve many of the same risks as direct investments in foreign securities.  These risks include, but are not limited to, fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.
Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Madison waived between 0.11% to 0.15% of the Fund's management fee and/or services fee annually for Class Y shares from February 6, 2009 through February 28, 2016; 0.15% for Class A shares from September 23, 2013 to February 28, 2016; and 0.10% for Class R6 shares from September 23, 2013 until May 1, 2014. Investment returns reflect these fee waivers, without which returns would have been lower. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Calendar Year Total Returns for Class Y Shares

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2020	17.51%
Lowest:	1Q 2020	-20.53%

Average Annual Total Returns
For Periods Ended December 31, 2023

	1 Year	5 Years	10 Years	Since Inception 9/23/2013	Since Inception 8/31/2020
Class Y Shares – Return Before Taxes	26.09%	14.93%	11.96%	N/A	N/A
Return After Taxes on Distributions	23.82%	12.97%	9.41%	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares	17.07%	11.76%	9.03%	N/A	N/A
Class A Shares – Return Before Taxes	18.61%	13.29%	11.03%	11.54%	N/A
Class I Shares – Return Before Taxes	26.24%	N/A	N/A	N/A	12.53%
Class R6 Shares – Return before Taxes	26.37%	15.14%	12.17%	12.68%	N/A
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	26.29%	15.69%	12.03%	12.66%	11.47%
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Y shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Portfolio Management
The investment adviser to the Fund is Madison Asset Management, LLC. Richard Eisinger (Co-Head of Investments and Portfolio Manager/Analyst), Haruki Toyama (Head of Mid Cap and Large Cap Equity and Portfolio Manager/Analyst) and Joe Maginot (Vice President and Portfolio Manager/Analyst) co-manage the Fund. Mr. Eisinger served in this capacity from January 2000 until May 2010, and again since June 2019; and Messrs. Toyama and Maginot have served in this capacity since February 2022.

Purchase and Sale of Fund Shares
The minimum investment amount to establish an account in Class A and Class Y shares is normally $1,000 for non-retirement accounts and $500 for individual retirement and education savings accounts, and the minimum to add to an account is $50. For an account established with an automatic investment plan the minimum is $50 per month to establish or add to an account. For accounts with Class I or R6 shares serviced by the Fund’s transfer agent, the minimum investment amount is $250,000 for Class I shares and $500,000 for Class R6 shares, and there is no minimum to add to an account.
The Fund will waive the minimum investment requirements for certain employee benefit plans and for certain financial intermediaries that submit orders on behalf of their customers, although the intermediaries may impose their own minimum investment requirements. The Fund may also reduce or waive the minimum investment requirements under certain circumstances and on a case-by-case basis if deemed to be in the best interest of the Fund.
You may generally purchase, exchange or redeem shares of the Fund on any day the New York Stock Exchange (NYSE) is open for business by written request (Madison Funds, P.O. Box 219083, Kansas City, MO 64121-9083), by telephone (1-800-877-6089), by contacting your financial professional, by wire (purchases only) or, with respect to purchases and exchanges, online at www.madisonfunds.com. Requests must be received in good order by the Fund or its transfer agent prior to the close of regular trading of the NYSE in order to receive that day's net asset value. Investors wishing to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the broker-dealer or financial intermediary to learn how to place an order.
Tax Information
Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal). Distributions from the Fund may be taxed as ordinary income or long-term capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. No such payments are made with respect to Class R6. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

MADISON SUSTAINABLE EQUITY FUND Fund Summary

Share Class/Ticker:	Class Y - MFSYX	Class I - MFSIX
Investment Objective
The Madison Sustainable Equity Fund (the "Fund") seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees: (fees paid directly from your investment)	Class Y	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class Y	Class I
Management Fees	0.70%	0.70%
Distribution and/or Service (Rule 12b-1) Fees	None	None
Other Expenses	0.21%	0.11%
Total Annual Fund Operating Expenses	0.91%	0.81%
Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$93	$290	$504	$1,120
Class I	83	259	450	1,002
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Principal Investment Strategies
The Fund will invest primarily in common stocks of high-quality, large cap companies (generally, stocks with a market capitalization of greater than $10 billion) that the Fund's investment adviser, Madison Asset Management, LLC ("Madison"), believes incorporate sustainability into their overall strategy. Under normal conditions, at least 80% of the Fund's net assets (including borrowings for investment purposes) will be invested in stocks that meet Madison's fundamental and sustainability criteria. The Fund's portfolio managers define “high-quality” companies as those businesses that exhibit durable growth, operate in large growing markets, and have strong competitive advantages with high barriers to entry Stocks that meet these criteria are selected by using an integrated research process that combines bottom-up fundamental analysis and sustainable research. The research process analyzes a company’s sustainable practices using quantitative and qualitative analysis and engagement with the company.. The Fund may invest up to 30% of its assets in foreign securities (including American Depositary Receipts ("ADRs") and emerging market securities). To the extent invested in common stocks, the Fund generally invests in only 30-50 companies at any given time. This reflects Madison's belief that your money should be invested in Madison’s top investment ideas, and that focusing on Madison’s highest conviction investment ideas is the best way to achieve the Fund’s investment objective.
Madison follows a rigorous multi-step process when evaluating companies for the Fund, where Madison considers (1) the business model and overall strategy, (2) the company’s sustainable business practices starting with corporate governance, (3) the board of directors and the management team, and (4) the risk-reward of each potential investment. When evaluating the business model and overall strategy, Madison looks for durable competitive advantages, metrics that demonstrate consistent or improving levels of return on capital, growing revenue and earnings, and a solid balance sheet. When considering sustainable business practices, the Fund's portfolio managers identify material factors by industry, analyze corporate data and future targets, and engage with corporate management to better understand the company's sustainable efforts and goals. The sustainable research is combined with the fundamental research to develop an integrated view and investment thesis. When assessing the board of directors and the management team, Madison evaluates management's operational and capital allocation track records and the board of directors' corporate governance record including how the Board structures executive compensation. The final step in the process is assessing the risk-reward for the stock when deciding to invest in a company. Madison seeks to purchase securities trading at a discount to their intrinsic value as determined by applying relative multiples to projected earnings, discounted cash flows, and additional valuation methodologies. Often Madison finds companies that meet our business model and sustainability criteria but not our valuation hurdle. Those companies are monitored for inclusion later when the price may be more appropriate.

Madison's criteria for selecting sustainable investments will vary by industry and by company. Madison uses a proprietary scoring system to assign an “above average,” “average,” or “below average” rating to each company and monitors these ratings across the portfolio. Madison will only invest in securities it determines are "average" or “above average.” Madison primarily uses the services of Sustainalytics US Inc., an independent, third-party service that provides sustainability analytics and ratings. The Sustainalytics ratings are not determinative, but one of many factors considered when making investment decisions. Madison considers a number of sustainability metrics when reviewing a company for the portfolio, which may include: carbon footprint; waste management; water usage; diversity, equity, and inclusion; product safety; data management; board composition; ethical standards; and regulatory issues. Madison may also use research reports and other data when reviewing sustainable investing opportunities.

Madison may sell stocks for several reasons, including: (i) excessive valuation, (ii) the fundamental business prospects for the company have materially changed, (iii) the company no longer meets our sustainability criteria or inconsistent or negative changes in sustainability practices or (iv) Madison finds a more attractive alternative.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.
Principal Risks
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Equity Risk. The Fund is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Large Cap Risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In addition, larger companies may not be able to attain the high growth rates of successful smaller companies and may be less capable of responding quickly to competitive challenges and industry changes. As a result, the Fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.
Management Risk. The Fund is actively managed. The investment techniques and decisions of the investment adviser and the Fund’s portfolio managers, including the investment adviser’s assessment of a company’s sustainability profile when selecting investments for the Fund, may not produce the desired results and may adversely impact the Fund’s performance, including relative to other funds that do not consider sustainability factors or come to different conclusions regarding such factors.
Sustainable Investment Risk. The Fund follows a sustainable investment approach by investing in companies that embed sustainability in their overall strategy and demonstrate adherence to sustainable business practices. In pursuing such a strategy, the Fund may forgo opportunities to gain exposure to certain companies, industries, or sectors, and may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund's performance to be sensitive to developments affecting those sectors. In addition, since sustainable investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Madison’s framework of sustainable investing will vary from other managers. Further, the regulatory landscape for sustainable investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so.
Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities, involve risks relating to currency fluctuations and to political, social, and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Depository Receipt Risk. Depository receipts, such ADRs, may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  Depository receipts involve many of the same risks as direct investments in foreign securities.  These risks include, but are not limited to, fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.

Growth and Value Risks. Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any stock’s share price may be negatively affected by either set of risks.
Mid Cap Risk. In addition to large-capitalization companies, the Fund may invest in mid-capitalization companies, which may entail greater risks than investments in larger, more established companies. Midsize companies tend to have narrower product lines, fewer financial resources, and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some midsize companies may not have established financial histories; may have limited product lines, markets, or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization. In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.
Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. Because the Fund's inception date was December 31, 2021, only two years of performance are reflected in the bar chart and table. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Calendar Year Total Returns for Class I Shares

Highest/Lowest quarter end results during this period were:

Highest:	4Q 2023	11.94%
Lowest:	2Q 2022	-11.89%

Average Annual Total Returns
For Periods Ended December 31, 2023

	1 Year	Since Inception 12/31/2021
Class I Shares – Return Before Taxes	18.06%	-1.39%
Return After Taxes on Distributions	17.77%	-1.57%
Return After Taxes on Distributions and Sale of Fund Shares	10.90%	-1.06%
Class Y Shares – Return Before Taxes	17.95%	-1.48%
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	26.29%	1.69%
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Portfolio Management
The investment adviser to the Fund is Madison Asset Management, LLC. Maya Bittar, CFA (Vice President and Portfolio Manager/Analyst) and Dave Geisler (Vice President and Portfolio Manager/Analyst) have co-managed the Fund since December 2021.

Purchase and Sale of Fund Shares
The minimum investment amount to establish an account in Class Y shares is normally $1,000 for non-retirement accounts and $500 for individual retirement and education savings accounts, and the minimum to add to an account is $50. For an account established with an automatic investment plan the minimum is $50 per month to establish or add to an account. For accounts with Class I shares serviced by the Fund’s transfer agent, the minimum investment amount is $250,000, and there is no minimum to add to an account.
The Fund will waive the minimum investment requirements for certain employee benefit plans and for certain financial intermediaries that submit orders on behalf of their customers, although the intermediaries may impose their own minimum investment requirements. The Fund may also reduce or waive the minimum investment requirements under certain circumstances and on a case-by-case basis if deemed to be in the best interest of the Fund.
You may generally purchase, exchange or redeem shares of the Fund on any day the New York Stock Exchange (NYSE) is open for business by written request (Madison Funds, P.O. Box 219083, Kansas City, MO 64121-9083), by telephone (1-800-877-6089), by contacting your financial professional, by wire (purchases only) or, with respect to purchases and exchanges, online at www.madisonfunds.com. Requests must be received in good order by the Fund or its transfer agent prior to the close of regular trading of the NYSE in order to receive that day's net asset value. Investors wishing to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the broker-dealer or financial intermediary to learn how to place an order.
Tax Information
Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal). Distributions from the Fund may be taxed as ordinary income or long-term capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

MADISON MID CAP FUND Fund Summary

Share Class/Ticker:	Class A - MERAX	Class Y - GTSGX	Class I - MDCIX	Class R6 - MMCRX
Investment Objective
The Madison Mid Cap Fund (the "Fund") seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 65 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 47 of the Funds' statement of additional information ("SAI") and in the sales charge waiver appendix to this prospectus.

Shareholder Fees: (fees paid directly from your investment)	Class A	Class Y	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	None	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class Y	Class I	Class R6
Management Fees[1]	0.73%	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) Fees	0.25%	None	None	None
Other Expenses	0.41%	0.21%	0.11%	0.03%
Total Annual Fund Operating Expenses	1.39%	0.94%	0.84%	0.76%
1 The management fee is 0.75% on assets up to $500 million, and reduced annually by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding
$1 billion.
Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$708	$990	$1,292	$2,148
Class Y	96	300	520	1,155
Class I	86	268	466	1,037
Class R6	78	293	509	1,131
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests generally in common stocks, securities convertible into common stocks and related equity securities of “midsize” companies (for this purpose, “midsize” is defined as those companies with market capitalization of between $500 million and $70 billion). Under normal market conditions, the Fund will maintain at least 80% of its net assets (including borrowings for investment purposes) in such mid cap securities. The Fund may also invest up to 25% of its assets in foreign securities (including American Depositary Receipts ("ADRs") and emerging market securities). As a non-principal investment strategy, the Fund may also invest in exchange traded funds (“ETFs”) that are registered investment companies, warrants, preferred stocks and debt securities, including non-investment grade convertible debt securities. The Fund generally holds 25-40 individual securities in its portfolio at any given time. This reflects the belief of the Fund's investment adviser, Madison Asset Management, LLC ("Madison"), that your money should be invested in Madison’s top investment ideas, and that focusing on Madison's best investment ideas is the best way to achieve the Fund’s investment objective.
The Fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The Fund’s portfolio managers believe in selecting stocks for the Fund that show steady, sustainable growth and reasonable valuation.

Madison follows a rigorous three-step process when evaluating companies pursuant to which Madison considers (1) the business model, (2) the management team, and (3) the valuation of each potential investment. When evaluating the business model, Madison looks for sustainable competitive advantages, metrics that demonstrate relatively high levels of profitability, stable and growing earnings, and a solid balance sheet. When assessing management, Madison evaluates its operational and capital allocation track records and the nature of its accounting practices. The final step in the process is assessing the proper valuation for the company. Madison strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows modeling and additional valuation methodologies. Often, Madison finds companies that clear the business model and management team hurdles, but not the valuation hurdle. Those companies are monitored for inclusion at a later date when the price may be more appropriate. Madison seeks to avoid the downside risks associated with overpriced securities.
Madison may sell stocks for a number of reasons, including: (i) the price target Madison has set for the stock has been achieved or exceeded, (ii) the fundamental business prospects for the company have materially changed, or (iii) Madison finds a more attractive alternative.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.
Principal Risks
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Mid Cap Risk. The Fund’s investments in midsize companies may entail greater risks than investments in larger, more established companies. Midsize companies tend to have narrower product lines, fewer financial resources, and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some midsize companies may not have established financial histories; may have limited product lines, markets, or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.
Equity Risk. The Fund is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Growth and Value Risks. Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any stock’s share price may be negatively affected by either set of risks.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization. In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.
Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities, involve risks relating to currency fluctuations and to political, social, and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Depository Receipt Risk. Depository receipts, such as American depository receipts (“ADRs”), global depository receipts (“GDRs”), and European depository receipts (“EDRs”), may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  Depository receipts involve many of the same risks as direct investments in foreign securities.  These risks include, but are not limited to, fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.
Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class Y Shares

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2020	16.31%
Lowest:	1Q 2020	-23.68%

Average Annual Total Returns
For Periods Ended December 31, 2023

	1 Year	5 Years	10 Years	Since Inception 4/19/2013	Since Inception 8/31/2020
Class Y Shares – Return Before Taxes	26.50%	15.07%	10.97%	N/A	N/A
Return After Taxes on Distributions	26.13%	14.29%	9.58%	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares	15.95%	12.03%	8.54%	N/A	N/A
Class A Shares – Return Before Taxes	18.59%	13.20%	9.87%	10.94%	N/A
Class I Shares – Return before Taxes	26.56%	N/A	N/A	N/A	14.35%
Class R6 Shares – Return before Taxes	26.63%	15.27%	11.23%	N/A	N/A
Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	17.23%	12.68%	9.42%	10.78%	10.55%
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Y shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Portfolio Management
The investment adviser to the Fund is Madison Asset Management, LLC. Richard Eisinger (Co-Head of Investments and Portfolio Manager/Analyst), Haruki Toyama (Head of Mid Cap and Large Cap Equity and Portfolio Manager/Analyst), and Andy Romanowich, CFA (Vice President and Portfolio Manager/Analyst), co-manage the Fund. Mr. Eisinger has served in this capacity since January 1998, Mr. Toyama has served in this capacity since February 2015 and Mr. Romanowich has served in this capacity since February 2019.

Purchase and Sale of Fund Shares
The minimum investment amount to establish an account in Class A and Class Y shares is normally $1,000 for non-retirement accounts and $500 for individual retirement education savings accounts, and the minimum to add to an account is $50. For an account established with an automatic investment plan the minimum is $50 per month to establish or add to an account. For accounts with Class I or R6 shares serviced by the Fund’s transfer agent, the minimum investment amount is $250,000 for Class I shares and $500,000 for Class R6 shares, and there is no minimum to add to an account.
The Fund will waive the minimum investment requirements for certain employee benefit plans and for certain financial intermediaries that submit orders on behalf of their customers, although the intermediaries may impose their own minimum investment requirements. The Fund may also reduce or waive the minimum investment requirements under certain circumstances and on a case-by-case basis if deemed to be in the best interest of the Fund.
You may generally purchase, exchange or redeem shares of the Fund on any day the New York Stock Exchange (NYSE) is open for business by written request (Madison Funds, P.O. Box 219083, Kansas City, MO 64121-9083), by telephone (1-800-877-6089), by contacting your financial professional, by wire (purchases only) or, with respect to purchases and exchanges, online at www.madisonfunds.com. Requests must be received in good order by the Fund or its transfer agent prior to the close of regular trading of the NYSE in order to receive that day's net asset value. Investors wishing to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the broker-dealer or financial intermediary to learn how to place an order.
Tax Information
Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal). Distributions from the Fund may be taxed as ordinary income or long-term capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. No such payments are made with respect to Class R6. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

MADISON SMALL CAP FUND Fund Summary

Share Class/Ticker:	Class A - MASMX	Class Y - BVAOX	Class I - MSCIX	Class R6 - MSCRX
Investment Objective
The Madison Small Cap Fund (the "Fund") seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 65 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 47 of the Funds' statement of additional information ("SAI") and in the sales charge waiver appendix to this prospectus.

Shareholder Fees: (fees paid directly from your investment)	Class A	Class Y	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	None	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class Y	Class I	Class R6
Management Fees	0.89%	0.89%	0.89%	0.89%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	None	None	None
Other Expenses	0.21%	0.21%	0.11%	0.03%
Total Annual Fund Operating Expenses	1.35%	1.10%	1.00%	0.92%
Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$705	$978	$1,272	$2,015
Class Y	112	350	606	1,340
Class I	102	318	552	1,225
Class R6	94	293	509	1,131
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a diversified mix of common stocks of small cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation. For purposes of this Fund, “small cap” is defined as those companies with market capitalization of between $100 million and $15 billion. Under normal market conditions, the Fund will maintain at least 80% of its net assets
(including borrowings for investment purposes) in small cap securities.
The Fund's investment adviser, Madison Asset Management, LLC ("Madison"), focuses on core growth strategies through bottom-up fundamental research analysis to identify stocks of businesses that are selling at what it believes are substantial discounts to prices that accurately reflect their future earnings prospects. Madison conducts extensive research on each prospective investment using a five pillar analysis process to evaluate companies as potential investments for the portfolio. Investments that meet most of the criteria are added to a list of similar companies to be monitored by Madison. Companies meeting all five pillars may be added to the portfolio. The five pillars of the analysis are: (1) strong business traits, (2) defendable market niche, (3) attractive growth potential, (4) capable management, and (5) discount to private market value. In reviewing companies, Madison applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed. As a result of employing the five pillar analysis, the Fund may hold cash opportunistically, particularly during periods of market uncertainty when investments meeting all five pillars may be difficult to identify.
Madison may generally sell a security when it believes: (1) the security has achieved its value potential; (2) such sale is necessary for portfolio diversification, (3) changing fundamentals signal a deteriorating value potential; or (4) other securities have a better value potential.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.
Principal Risks
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Small Cap Risk—Price Volatility. Due to its focus on small cap companies, the Fund may experience significant volatility over time. Small companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. The securities of smaller companies also experience greater price volatility than securities of larger capitalization companies.
Small Cap Risk—Illiquidity. During certain periods, the liquidity of the securities of small cap companies may shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions. This liquidity risk could translate into losses for the Fund if it has to sell illiquid securities at a disadvantageous time. The costs of purchasing or selling securities of small capitalization companies are often greater than those of more widely traded securities. Securities of smaller capitalization companies can also be difficult to value.
Equity Risk. The Fund is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Growth and Value Risks. Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any stock’s share price may be negatively affected by either set of risks.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization. In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.
Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to different broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Performance results prior to August 30, 2019 for the Class Y shares are based on the performance of the Broadview Opportunity Fund (the "Predecessor Fund"), which was reorganized into the Class Y shares of the Fund on August 30, 2019. Performance for Class A shares was deemed to be new effective August 31, 2019 as a result of the reorganization. Madison waived 0.04% of the Fund's annual services fee from August 31, 2019 through December 31, 2020. Investment returns reflect this fee waiver, without which returns would have been lower. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Calendar Year Total Returns for Class Y Shares

Highest/Lowest quarter end results during this period were:

Highest:	4Q 2020	27.61%
Lowest:	1Q 2020	-28.96%

Average Annual Total Returns
For Periods Ended December 31, 2023

	1 Year	5 Years	10 Years	Since Inception 8/31/2019	Since Inception 2/26/2021	Since Inception 2/28/2022
Class Y Shares – Return Before Taxes	16.05%	10.18%	5.70%	N/A	N/A	N/A
Return After Taxes on Distributions	15.97%	7.46%	2.10%	N/A	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares	9.56%	7.65%	3.03%	N/A	N/A	N/A
Class A Shares – Return Before Taxes	9.27%	N/A	N/A	7.17%	N/A	N/A
Class I Shares – Return Before Taxes	16.28%	N/A	N/A	N/A	-1.42%	N/A
Class R6 Shares – Return Before Taxes	16.38%	N/A	N/A	N/A	N/A	-2.46%
Russell 2000® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	16.93%	9.97%	7.16%	8.75%	-1.53%	1.01%
Russell 2500™ Index (reflects no deduction for sales charges, account fees, expenses or taxes)	17.42%	11.67%	8.36%	9.83%	1.33%	1.84%
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Y shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Portfolio Management
The investment adviser to the Fund is Madison Asset Management, LLC. Aaron Garcia, CFA (Vice President and Portfolio Manager/Analyst) and Faraz Farzam, CFA (Vice President and Portfolio Manager/Analyst) have co-managed the Fund since August 2019. Messrs. Garcia and Farzam served as co-managers of the Predecessor Fund since January 2010.

Purchase and Sale of Fund Shares
The minimum investment amount to establish an account in Class A and Class Y shares is normally $1,000 for non-retirement accounts and $500 for individual retirement and education savings accounts, and the minimum to add to an account is $50. For an account established with an automatic investment plan the minimum is $50 per month to establish or add to an account. For accounts with Class I or R6 shares serviced by the Fund’s transfer agent, the minimum investment amount is $250,000 for Class I shares and $500,000 for Class R6 shares, and there is no minimum to add to an account.
The Fund will waive the minimum investment requirements for certain employee benefit plans and for certain financial intermediaries that submit orders on behalf of their customers, although the intermediaries may impose their own minimum investment requirements. The Fund may also reduce or waive the minimum investment requirements under certain circumstances and on a case-by-case basis if deemed to be in the best interest of the Fund.
You may generally purchase, exchange or redeem shares of the Fund on any day the New York Stock Exchange (NYSE) is open for business by written request (Madison Funds, P.O. Box 219083, Kansas City, MO 64121-9083), by telephone (1-800-877-6089), by contacting your financial professional, by wire (purchases only) or, with respect to purchases and exchanges, online at www.madisonfunds.com. Requests must be received in good order by the Fund or its transfer agent prior to the close of regular trading of the NYSE in order to receive that day's net asset value. Investors wishing to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the broker-dealer or financial intermediary to learn how to place an order.
Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal). Distributions from the fund may be taxed as ordinary income or long-term capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or trust company), the fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

MADISON INTERNATIONAL STOCK FUND Fund Summary

Share Class/Ticker:	Class A - MINAX	Class Y - MINYX
Investment Objective
The Madison International Stock Fund (the "Fund") seeks long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 65 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 47 of the Funds' statement of additional information ("SAI") and in the sales charge waiver appendix to this prospectus.

Shareholder Fees: (fees paid directly from your investment)	Class A	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class Y
Management Fees	1.05%	1.05%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	None
Other Expenses	0.31%	0.31%
Total Annual Fund Operating Expenses	1.61%	1.36%
Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$729	$1,054	$1,401	$2,376
Class Y	138	431	745	1,635
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in the stock of foreign companies. For this purpose, a foreign company is one whose principal operations are located outside the U.S., or that is organized outside the U.S., whose securities are principally traded outside of the U.S., and/or whose securities are quoted or denominated in a foreign currency. The types of stocks that the Fund may invest in include common stocks, securities convertible into common stocks, preferred stocks, and other securities representing equity interests such as American Depositary Receipts (“ADRs”) (which represent an interest in the shares of a non-U.S. company that have been deposited with a U.S. bank, trade in U.S. dollars and clear through U.S. settlement systems, thus allowing the holder of an ADR to avoid having to transact in a foreign currency), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and Swedish Depositary Receipts ("SDRs"). EDRs, GDRs and SDRs are receipts evidencing an arrangement with a non-U.S. financial institution similar to that for ADRs and are designed for use in non-U.S. securities markets.
The Fund may also invest in debt securities, foreign money market instruments, and other income bearing securities as well as forward foreign currency exchange contracts and other derivative securities and contracts. The Fund usually holds securities of issuers located in at least three countries other than the U.S. and generally holds 40-70 individual securities in its portfolio at any given time. Typically, a majority of the Fund’s assets are invested in relatively large capitalization stocks of issuers located or operating in developed countries. Such securities are those issued by companies located in countries included in the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA”) Index.

The Fund may also invest up to 40% of its assets in securities of companies whose principal business activities are located in emerging market countries; however, the Fund’s exposure will typically be limited to within +/- 10% relative to the benchmark (for this purpose, the benchmark used is the MSCI ACWI ex USA Index, which as of December 31, 2023, had 28.1% of its assets invested in emerging market securities). The growth style of equity management used by the Fund's investment adviser, Madison Asset Management, LLC ("Madison"), emphasizes companies with sustainable competitive advantages, secular long-term cash flow growth, returns on invested capital above their cost of capital and the ability to manage for profitable growth that can create long-term value for shareholders. In general, the Fund seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
•High secular growth.
•Superior profitability.
•Medium to large capitalizations, although there are no limitations on the size of the companies in which the Fund may invest.
In making investment decisions, Madison generally selects securities on the basis of fundamental company-by-company analysis. In choosing securities, Madison will typically focus on the market price of a company’s securities relative to its evaluation of the company’s long-term earnings and cash flow potential. In addition, a company’s valuation measures, including but not limited to price-to-earnings ratio and price-to-book ratio, will customarily be considered.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.
Principal Risks
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Foreign Security and Emerging Market Risk. Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities. These risks may make the Fund more volatile than a comparable domestic stock fund. For example, foreign securities are typically subject to:
•    Fluctuations in currency exchange rates.
•    Higher trading and custody charges compared to securities of U.S. companies.
•    Different accounting and reporting practices than U.S. companies. As a result, it is often more difficult to evaluate financial information from foreign issuers. Also, the laws of some foreign countries limit the information that is made available to investors.
•    Less stringent securities regulations than those of the U.S.
•    Potential political instability.
•    Potential economic instability. The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation and industry diversification. Such differences may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to economic fluctuations.
The risks of international investing are greater in emerging markets such as those of Latin America, Africa, Asia and Eastern Europe. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Depository Receipt Risk. Depository receipts, such as American depository receipts (“ADRs”), global depository receipts (“GDRs”), and European depository receipts (“EDRs”), may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  Depository receipts involve many of the same risks as direct investments in foreign securities.  These risks include, but are not limited to, fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.”
Equity Risk. The Fund is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Growth Investing Risk. Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Because the Fund generally follows a strategy of holding stocks with growth characteristics, any particular stock’s share price may be negatively affected by this risk.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization. In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.
Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Performance data presented below for all periods prior to March 1, 2021, represents the performance of the previous subadviser. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Calendar Year Total Returns for Class A Shares
(Returns do not reflect sales charges and would be lower if they did.)

Highest/Lowest quarter end results during this period were:

Highest:	4Q 2020	15.12%
Lowest:	1Q 2020	-23.39%

Average Annual Total Returns
For Periods Ended December 31, 2023

	1 Year	5 Years	10 Years
Class A Shares – Return Before Taxes	8.80%	2.56%	0.86%
Return After Taxes on Distributions	8.84%	0.69%	-0.15%
Return After Taxes on Distributions and Sale of Fund Shares	5.38%	2.05%	0.81%
Class Y Shares – Return before Taxes	15.78%	4.03%	1.71%
MSCI ACWI ex USA Index (net) (reflects no deduction for sales charges, account fees, expenses or taxes)	15.62%	7.08%	3.83%
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Portfolio Management
The investment adviser to the Fund is Madison Asset Management, LLC. Thomas Tibbles, CFA (Head of International Equity Team and Portfolio Manager), Patrick Tan (Portfolio Manager/Analyst), and Alyssa Rudakas, CFA (Portfolio Manager/Analyst) co-manage the Fund. Messrs. Tibbles and Tan, and Ms. Rudakas have served in this capacity since February 2021.

Purchase and Sale of Fund Shares
The minimum investment amount to establish an account in Class A and Class Y shares is normally $1,000 for non-retirement accounts and $500 for individual retirement and education savings accounts, and the minimum to add to an account is $50. For an account established with an automatic investment plan the minimum is $50 per month to establish or add to an account.
The Fund will waive the minimum investment requirements for certain employee benefit plans and for certain financial intermediaries that submit orders on behalf of their customers, although the intermediaries may impose their own minimum investment requirements. The Fund may also reduce or waive the minimum investment requirements under certain circumstances and on a case-by-case basis if deemed to be in the best interest of the Fund.
You may generally purchase, exchange or redeem shares of the Fund on any day the New York Stock Exchange (NYSE) is open for business by written request (Madison Funds, P.O. Box 219083, Kansas City, MO 64121-9083), by telephone (1-800-877-6089), by contacting your financial professional, by wire (purchases only) or, with respect to purchases and exchanges, online at www.madisonfunds.com. Requests must be received in good order by the Fund or its transfer agent prior to the close of regular trading of the NYSE in order to receive that day's net asset value. Investors wishing to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the broker-dealer or financial intermediary to learn how to place an order.
Tax Information
Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal). Distributions from the Fund may be taxed as ordinary income or long-term capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

ADDITIONAL RISKS

Unknown Market Risks
Investing in the Funds involves risk. In addition to the other risks described in this prospectus, you should understand what we refer to as “unknown market risks.” While investments in stocks and bonds have been keystones in wealth building and management for over a hundred years, at times these investments have produced surprises for even the savviest investors. Those who enjoyed growth and income of their investments were rewarded for the risks they took by investing in the markets. When the rare calamity strikes, the word “security” itself seems a misnomer. Although we seek to appropriately address and manage the risks we have identified in this prospectus, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware and, therefore, have not identified in this prospectus. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something you must consider in connection with your investment in the Funds. Unforeseen events have the potential to upset the best laid plans, and could, under certain circumstances, produce a material loss of the value of some or all of your investments.
Recent Market Events
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including uncertainty regarding inflation and interest rate levels, the possibility of a national or global recession, problems in the banking sector, trade tensions, political events, wars between Russia and Ukraine and in the Middle East, and the impact of the coronavirus (COVID-19) global pandemic. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.
Cybersecurity Risk
The computer systems, networks and devices used by the Funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches.  Despite the various protections utilized by the Funds and their service providers, systems, networks, or devices potentially can be breached.  The Funds and their respective shareholders could be negatively impacted as a result of a cybersecurity breach.  Cybersecurity breaches can include, but are not limited to, gaining unauthorized access to digital systems, networks or devices (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; infection from computer viruses, corrupting data or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality.  Cybersecurity breaches may cause disruptions and impact a fund’s business operations, potentially resulting in financial losses; interference with a fund’s ability to calculate its NAV; impediments to trading; the inability of a fund, its investment advisor or subadviser, as applicable, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Funds’ service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Funds or their shareholders. The Funds and their shareholders could be negatively impacted as a result.
Fixed-Income Market Capacity Risk
While assets in bond mutual funds and ETFs have grown rapidly, dealer capacity in the fixed income markets appears to have undergone fundamental changes. Primary dealer inventories as a percentage of total bonds outstanding are at very low levels. This apparent reduction in market-making capacity may be a persistent change, to the extent it is resulting from broader structural changes such as fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements at the holding company level.  A significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the fixed income markets at times. Therefore, our Funds with income distributions objectives seek to invest in larger, more liquid issues. However, structural changes may cause trading in even the most liquid of issues to become challenged at times. This could negatively affect the price of these securities and the value of an investment in the Fund.
Management Risk
Each Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the co-portfolio managers to produce the desired results.

YOUR ACCOUNT

The following pages describe the share classes offered through this prospectus, and explain how you can invest with Madison Funds® (“Madison Funds,” the "Funds," or the “Trust”). You may generally open an account and purchase shares of the Funds through financial intermediaries, such as mutual fund supermarkets, retirement plan record keepers, or brokers-dealers who are authorized to sell shares of the Funds (individually a "financial intermediary," and collectively, "financial intermediaries"). You may also purchase shares directly from the Funds' transfer agent.
Note: most of the information on how to open an account and how to purchase, exchange, or sell shares that follows will not be relevant to you if you invest in the Funds through a financial intermediary. Financial intermediaries may require the payment of fees from their individual clients, which may be different from those described in this prospectus, and may also have policies and procedures that are different than those contained in this prospectus. For example, they may charge transaction fees or set different minimum investment amounts. Investors should consult their financial intermediary regarding its procedures for purchasing and selling shares of the Funds as the policies and procedures may be different. If you have such an account, contact your financial intermediary and they will be able to assist you.
Regardless of the type of account, the first step to investing in Madison Funds is to carefully read this entire prospectus.
Who Can Invest in the Funds?
In general, to invest in the Funds, you should be an adult US citizen or resident or a US entity with a US tax identification (social security or employer identification) number. You or the person authorized to place transactions on your behalf may not place transactions in your account for the benefit of any person other than yourself (except for a transfer of shares to another account). If the Funds determine that the registered owner of an account has permitted another person or entity who is not the registered or beneficial owner of the account to hold shares through that account, the Funds may reject future purchases in that account and any related accounts. The Funds may only be sold in states where they are notice filed or registered. Some funds and share classes appearing in this prospectus may not be available for purchase in all jurisdictions. The Funds sell shares to investors residing outside the US only in limited circumstances. Any sale to an investor residing outside of the US requires prior approval of the Funds.
Share Class Availability
The Trust offers five classes of shares through this prospectus: Class A, Class C, Class Y, Class I and Class R6. Not all share classes are offered by all funds. Each share class offered within a fund represents investments in the same portfolio of securities, but each class has its own expense structure, which allows you to choose the one that best meets your needs. For a description of the expenses imposed on each class, please see the “Fund Summaries - Fees and Expenses” section for the fund in which you are interested. The various share classes are described in more detail below.
When deciding which share class is best for you, carefully consider:
•how long you plan to own the fund shares;
•how much you intend to invest;
•the total expenses you’ll pay for each class; and
•whether you qualify for any reduction or waiver of sales charges.
Class A Shares. Class A shares typically charge a front-end sales charge or “load” that is deducted from your initial investment. Often, Class A shares offer you discounts (the discount increases as the size of your investment increases), called “breakpoints,” on the front-end sales charge if you make a large purchase, already hold other mutual funds offered by the same fund family, or have family members (or others with whom you may link according to fund rules) who hold funds in the same fund family. Class A shares also charge a 0.25% Rule 12b-1 service fee that, over time, will increase the cost of investing.
Class C Shares. Class C shares do not impose a front-end sales charge that is deducted from your initial investment, but they do impose Rule 12b-1 distribution fees of 0.75% and service fees of 0.25% that will result in higher annual operating expenses than you would incur if you purchased Class A shares. Over time, these fees will increase the cost of investing and may make the Class C charges more than those for Class A shares. For this reason and others, Madison Funds does not normally accept purchase orders of more than $999,999 for Class C shares from a single investor. Class C shares impose a CDSC, which you pay if you sell your shares within one year of purchase. Class C shares do not convert to any other share class.
Class Y Shares. Class Y shares do not impose a front-end sales charge or CDSC, and are not subject to any Rule 12b-1 distribution or service fees. Class Y shares are generally purchased directly through the Funds' transfer agent by individuals and entities that are not assisted by a financial adviser, and by investors who purchase shares through financial intermediaries who have entered into an agreement with the Funds' distributor or Madison to offer fund shares through a managed account or fee-based program or to brokerage accounts held on a network or platform that submit orders on behalf of their clients.
Class I Shares. Class I shares do not impose a front-end sales charge or CDSC, and are not subject to any Rule 12b-1 distribution or service fees. Class I shares are generally available for purchase through participating employee benefit plans, and through certain other accounts registered to trust companies and bank trust departments, and certain eligible qualifying investment product platforms offered by financial intermediaries who have entered into an agreement with the Funds' distributor or Madison. Class I shares offered through such plans, accounts and platforms are generally maintained on the books of the Funds' transfer agent at an omnibus level. Investment minimums for any such plans, accounts, and platforms are set by the policies of those offering such shares. Class I shares are also available for purchase by individuals, trusts, estates, charitable organizations, corporations (including affiliated and unaffiliated investment companies), endowments, foundations and other investors who purchase shares directly from the Funds' transfer agent with a minimum initial investment of $250,000, and no minimum to add to an account.

Class R6 Shares. Class R6 shares do not impose a front-end sales charge or CDSC, and are not subject to any Rule 12b-1 distribution or service fees. Class R6 shares do not make any payments to financial intermediaries from fund assets, nor from the Funds' distributor or Madison and its affiliates. Class R6 shares are available for purchase through participating retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans), and through certain other accounts registered to trust companies and bank trust departments and certain eligible qualifying investment product platforms offered by financial intermediaries under a signed agreement with the Funds' distributor. Class R6 shares offered through such plans, accounts and platforms are generally maintained on the books of the Funds' transfer agent at an omnibus level. Investment minimums for any such plans, accounts, and platforms are set by the policies of those offering such shares. Class R6 shares are available for purchase by corporations (including affiliated and unaffiliated investment companies), and other institutional investors, such as trusts, endowments and foundations, with a minimum initial investment of $500,000, and there is no minimum to add to an account.
Class R6 shares are generally not available to retail non-retirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPS, SARSEPs, SIMPLE IRAs or individual 403(b) plans. Class R6 shares are also not available for purchase under circumstances where the Funds’ distributor or Madison is contractually required to pay any commissions, account servicing fees, record keeping fees, sub-transfer agent fees or other asset-based or sales-based fees to a financial intermediary. Please refer to the SAI for more information regarding the availability of Class R6 shares.
Each individual’s investment needs are different. You should speak with your financial adviser to review your investment objectives, which will help you decide which share class is right for you.
Investment Minimums

Minimum Investments	Class A	Class C	Class Y	Class I	Class R6
To open an account:
Non-Retirement account:	$1,000	$1,000	$1,000	$250,000	$500,000
Individual Retirement account:	$500	$500	$500	$250,000	N/A
Education Savings account:	$500	$500	$500	N/A	N/A
To add to an account:	$50	$50	$50	No minimum	No minimum
The Funds will waive the initial minimum investment to open an account for Class A, Class C and Class Y shares if you invest through an Automatic Investment Plan. See “Additional Investor Services – Automatic Investment Plan.”
The Funds have no minimum investment requirements for all share classes for: (1) accounts funded with pre-tax or salary reduction contributions which include SEPs, 401(k) plans, non-qualified deferred compensation plans, and other pension and profit sharing plans; (2) for shares purchased by affiliated and unaffiliated investment companies; or (3) for investors who purchase shares through financial intermediaries who have entered into an agreement with the Funds' distributor or Madison to offer fund shares (i) through a managed account or fee-based program; or (ii) through accounts held on a network or platform that submit orders on behalf of their clients; and (iii) where the intermediary holds shares through an omnibus account. If you invest through a financial intermediary, the intermediary may impose their own minimum investment requirements.
The Funds may also reduce or waive the minimum investment requirements under certain circumstances and on a case-by-case basis if deemed to be in the best interest of the Funds. Please refer to the SAI for more information regarding the waiver of investment minimums of Class I and Class R6 shares.
How to Contact Us
You can reach a Madison Funds shareholder services representative by calling 1-800-877-6089 weekdays, 8:00 a.m. to 7:00 p.m. Central time. Mail all general inquiries, new account applications and transaction requests as follows:

Regular Mail:	Express, Certified or Registered Mail:
Madison Funds P. O. Box 219083 Kansas City, MO 64121-9083	Madison Funds 430 W 7th Street, STE 219083 Kansas City, MO 64105-1407
Opening an Account
1.    Carefully read this prospectus.
2.    Determine how much you want to invest.
3.    Carefully complete the appropriate parts of the account application, including the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional form if you want to add privileges later. If you have questions, please contact your financial adviser or the Trust.
When opening a new account, the Funds are required by law to obtain certain personal information from you to verify your identity, including name, address, date of birth, and other information that will allow us to identify you. If you do not provide the information, the Funds’ transfer agent, on behalf of the Funds, may not be able to open your account. If the transfer agent is unable to verify your identity, the Funds' reserve the right to close your account or take such other action deemed reasonable or required by law.

Purchasing Shares
The following explains how to purchase shares by check, wire, phone, exchange or Internet. You may purchase shares at any time by complying with the minimum investment requirements described in “FUND SUMMARIES—Purchase and Sale of Fund Shares.” Upon request, your shares will be purchased at the next net asset value (“NAV”) calculated after your order is accepted in good order by the Fund. “Good order” means that the request includes the information described in the table below.

OPENING AN ACCOUNT	ADDING TO AN ACCOUNT
BY CHECK
Make out a check for the investment, payable to Madison Funds.	Make out a check for the investment amount, payable to Madison Funds.
Deliver the check and your completed application to your financial adviser or mail to Madison Funds.	Complete the detachable investment slip from your account statement. If no slip is available, send a letter specifying the fund name, share class, your account number, the name in which the account is registered, and the amount of your investment to be sent by check. Mail to Madison Funds.
A charge of $30 will be assessed for each returned check occurrence.
BY WIRE
Deliver your completed application to your financial adviser or mail to Madison Funds.	Call Madison Funds at 1-800-877-6089. Provide the fund name, share class, your account number, the name in which the account is registered, and the amount of your investment to be sent by wire.
Obtain your account number by calling your financial adviser or Madison Funds at 1-800-877-6089. Instruct your financial institution to wire the amount of your investment to State Street Bank & Trust Company.
Instruct your financial institution to wire the amount of your investment to State Street Bank & Trust Company:
ABA#: 0110-0002-8
FBO: Madison Funds
DDA#: 9905-510-5 FBO: (Shareholder name/account number)

BY PHONE
Not currently available.
Call Madison Funds at 1-800-877-6089 to verify that these features are in place on your account. You are automatically eligible to purchase shares by phone, upon set-up of ACH electronic funds transfer, unless you indicate otherwise in the account options section of your application.

To place your purchase, call Madison Funds at 1-800-877-6089, or use our automated touchtone service 24-hours a day.
BY EXCHANGE (Available for most accounts and amounts that meet fund minimums.)
Make sure that you have a current prospectus for the Madison Funds, which can be obtained by calling your financial adviser or Madison Funds at 1-800-877-6089.	Make sure that you have a current prospectus for the Madison Funds, which can be obtained by calling your financial adviser or Madison Funds at 1-800-877-6089.
Call your financial adviser, Madison Funds at 1-800-877-6089, or use the Internet at www.madisonfunds.com to request an exchange. You can only open up a new fund position in an existing account by exchange.
Call your financial adviser, Madison Funds at 1-800-877-6089, or use the Internet at www.madisonfunds.com to request an exchange.
BY INTERNET (Access 24 hours a day at www.madisonfunds.com.)
You cannot open a new account on the Internet.
Call Madison Funds at 1-800-877-6089 to verify that these features are in place on your account. You are automatically eligible to purchase shares upon set-up of ACH electronic funds transfer, unless you indicate otherwise in the account options section of your application. Alternatively, you may check your profile on the Internet. The feature will be activated if you are eligible to purchase shares.

Purchase orders received in good order by the Funds after the close of regular trading on the New York Stock Exchange
(usually 4:00 p.m., Eastern Time), will be processed using the next day’s NAV.
Purchasing by Exchange
Within an account, you may exchange shares of one fund for shares of the same class of another fund subject to the minimum investment requirements of the fund purchased, without paying any additional sales charge. Exchanges of Class C shares will continue to “age” from the date of original purchase of the Class C shares, respectively, and will retain the same CDSC rate as they had before the exchange.
Except as may be approved by the Chief Compliance Officer of the Funds, only five (5) exchanges are allowed per fund in a calendar year. If you establish a systematic exchange or automatic account rebalancing program (see the “Your Account -Additional Investor Services” section), those exchanges are not included in the exchange limit or redemption fee policies. The Funds reserve the right to require that previously exchanged shares (and reinvested dividends) be in a fund for 90 days before an investor is permitted a new exchange. A fund may change its exchange policy at any time upon 60 days’ notice to its shareholders.
It is important to note that additional restrictions may apply if you invest through an intermediary. The Trust will work with intermediaries to apply the Funds’ exchange limit guidelines, but in some instances, the Funds are limited in their ability to monitor the trade activity or enforce the Funds’ exchange limit guidelines in such accounts. In addition, a different exchange limit may apply for accounts held by certain institutional retirement plans to conform to plan exchange limits.
Please refer to the SAI, for additional details regarding exchanges and moving investments in certain share classes to different share classes.

Sales Charges and Fees
The following discussion explains how sales charges on your purchases of a fund are calculated. Before investing in mutual funds, it is important that you understand the sales charges that you will be charged.

	Conservative Allocation Fund
	Moderate Allocation Fund
	Aggressive Allocation Fund
	Diversified Income Fund
	Covered Call & Equity Income Fund
	Dividend Income Fund
	Investors Fund
	Mid Cap Fund
	Small Cap Fund
	International Stock Fund				Core Bond Fund
	Sales Charge as a % of:		Dealer Commission as a % of Offering Price[2]		Sales Charge as a % of:		Dealer Commission as a % of Offering Price[2]
Investment Amount:	Offering Price[1]	Net Amount Invested		Investment Amount:	Offering Price[1]	Net Amount Invested
Under $25,000	5.75%	6.10%	5.00%	Under $50,000	4.50%	4.71%	4.00%
$25,000 to $49,999	5.00%	5.26%	4.50%
$50,000 to $99,999	4.50%	4.71%	4.00%	$50,000 to $99,999	4.00%	4.17%	3.50%
$100,000 to $249,999	3.50%	3.63%	3.00%	$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.00%	$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	1.50%	1.52%	1.20%	$500,000 to $999,999	1.50%	1.52%	1.20%
$1 million or more and certain other investments described below	None[3]	None	See Below[4]	$1 million or more and certain other investments described below	None[3]	None	See Below[4]
1 The term "offering price" includes the front-end sales charge. The sales charge you pay may be higher or lower than what is disclosed due to standard industry practice to round the public offering price to two decimal places when calculating the number of shares purchased, and to round the number of shares purchased to three decimal places. Please refer to the SAI for additional information.
2    The portion of the sales charge the Funds' distributor, MFD Distributor, LLC (“MFD”), or its agent pays to broker/dealers for selling the Funds’ shares. The broker/dealer passes along a portion of this compensation to your financial adviser. From time to time, MFD, at its discretion, may pass along to the broker/dealers the entire sales charge paid as a percentage of offering price as part of a sales program, although it has not done so as of the date of this prospectus.
3    A CDSC may be assessed on certain purchases of Class A shares over $1,000,000 at a rate of 1.00% in the first year and 0.50% in the second year following the purchase.
4    MFD may pay a commission up to 0.80% on certain purchases of Class A shares over $1,000,000 on which no initial sales charge was paid, with a maximum commission of 0.50% on purchases over $3,000,000.

Generally, as the amount of purchase increases, the percentage used to determine the sales load decreases. In addition to a single mutual fund purchase, you may be entitled to receive a discount or qualify to purchase Class A shares without a sales charge based on rights of accumulation or by using a letter of intent as described below.
Class A Sales Charge Discounts and Waivers. The availability of certain Class A sales charge discounts and waivers will depend on whether you purchase your shares directly from the Funds or through an intermediary. It is possible that certain intermediaries may not, in accordance with their policies and procedures, be able to offer one or more of these sales charge discounts or waiver privileges. In addition, certain intermediaries may have different policies and procedures regarding the availability of front-end sales charge discounts and waivers (See Appendix - Sales Charge Waivers, which includes information about specific sales charge discounts or waivers applicable to the intermediaries identified therein). In all instances, you will need to notify the Funds or your intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge discounts or waivers. For discounts and waivers not available through a particular intermediary, you will have to purchase fund shares directly from the Funds or through another intermediary to receive these discounts or waivers. Madison Funds may require evidence, and reserves the right to request additional documentation, to verify you are eligible for a discount or waiver of sales charges. Please consult your intermediary for further information.
The term “immediate family” referenced below, is defined as the investor's spouse or domestic partner as recognized by applicable state law and children under the age of 21.
Class A Sales Charge Reductions. There are several ways investors and certain qualified pension plans may combine multiple purchases to reduce Class A sales charges as indicated below. For the purpose of calculating the sales charge, reinvestment or cross-reinvestment from another fund having paid a sales charge qualify,
Rights of Combination. Purchases may be combined to reduce Class A sales charges if made by:
•    you and your immediate family for your own account(s), including individual retirement, custodial and personal trust accounts;
•    a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account; and
•    groups which qualify for the Group Investment Program as described in the SAI.
Rights of Accumulation. You may add the current market value of your existing holdings in any fund and class of shares of Madison Funds (including combinations), to the amount of your next purchase of Class A shares to qualify for reduced sales charges. The current value of an existing investment in a variable annuity contract sponsored by CMFG Life Insurance Company may also be taken into account to determine your Class A sales charges.

Letter of Intent. You may purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once by signing a Letter of Intent (“LOI”). Such an investment must aggregate at least $25,000 if investing in equity funds or at least $50,000 if investing in the Core Bond Fund during the 13-month period from the date of the LOI. The LOI period starts on the date on which your first purchase is made toward satisfying the LOI. Your accumulated holdings (including combination and accumulation as described above) eligible to be aggregated as of the day immediately before the start date of the LOI period may be credited towards satisfying the LOI. For the purposes of calculating if the total investment amount specified in the LOI has been met, the historical cost of the original shares purchased will be used, and reinvested dividends and capital gains and appreciation of your holdings are not included. A small portion of the initial purchase (approximately 5% of the aggregate) will be held in escrow to cover the difference in Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the sales charge reduction you received. The escrowed shares will be released upon completion of the LOI or at the end of the 13-month period, whichever comes first. If you are using historical cost to qualify for a reduced sales charge, you should retain any records to substantiate your historical costs since the Funds, their transfer agent, or your broker-dealer may not maintain this information.
Class A Sales Charge Waivers. Class A shares may be purchased without front-end sales charges by the following individuals and institutions:
•    Investors in fee-based advisory or managed account programs where the sponsor or a broker-dealer has an agreement with the Funds' distributor authorizing the sale of fund shares.
• Clients of financial intermediaries who have entered into an agreement with the Funds' distributor or Madison to offer fund shares through a network, platform or to self-directed investment brokerage accounts.
•    Registered representatives of broker/dealers and registered investment advisers authorized to sell the Funds when purchasing shares for their own account or for the benefit of their immediate family.
•    Individuals and their immediate family who, within the past twelve months, were members of the Board of Trustees of the Trust; were trustees, directors, officers or employees of Madison Investment Holdings, Inc., and/or its subsidiaries or affiliated companies including Madison, any subadviser, or service providers of Madison Funds or the Ultra Series Fund; or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
•    Individuals and their immediate family who within the past twelve months were trustees, directors, officers, or employees of CMFG Life Insurance Company or its subsidiaries and affiliates (collectively referred to herein as “CMFG Life”), or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons, provided the purchase is self-directed without the consultation of a registered representative. If the purchase is made through a registered representative, sales charges as described herein may apply.
• Credit union employees and their “immediate family,” when purchasing shares for their own personal accounts.
•    Investors who establish a self-directed investment account maintained by the Funds' transfer agent, where the investment is made without the consultation of registered representative and there is no broker-dealer of record associated with the account.
•    Retirement Health Care Funding Program accounts (FAS 106) and Employee Option Plan accounts administered by CMFG Life.
•    Credit union system-affiliated institutional investors, charitable organizations, and other non-profit organizations as described in section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the “Code”).
•    Credit union employees and employees of non-profit organizations that qualify as tax-exempt under section 501(c) of the Code, when purchasing shares in a 457(b) eligible deferred compensation plan.
•    Qualified defined benefit or qualified defined contribution pension plans, including 401(k) plans, with over $250,000 of assets.
In addition, Class A shares may be purchased without front-end sales charges in the following transactions:
•    With proceeds from the liquidation of a CMFG Life-affiliated pension product.
•    By exchange from one fund to another.
•    From the proceeds of shares of another fund account on which a load was already paid.
•    Reinvestment of dividends or capital gains from any fund.
•    Pursuant to the Funds’ reinstatement or reinvestment privilege (see the SAI for more information).
The Funds may terminate or amend the terms of these sales charge reductions or waivers at any time.
Class C Shares. Class C shares are sold without any initial sales charge. The Funds' distributor pays a commission equal to 1% of the amount invested to broker/dealers who sell Class C shares. For Class C shares, a contingent deferred sales charge (CDSC) of 1% may be applied on shares you sell within one year of purchase. Class C shares do not convert to any other share class.
The CDSC is based on the original purchase cost or the current NAV of the shares being sold, whichever is less. There is no CDSC on shares acquired through reinvestment of dividends or capital gain distributions. Certain withdrawals, including those made through a systematic withdrawal program, may not be subject to a CDSC. For more information, see the “Class C CDSC Waivers” subsection, below.
For purposes of computing the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. To minimize your CDSC, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell those shares that you have owned for the longest period of time. Specifically, we will sell shares that represent share price increases (if any) first, then dividends, then the oldest-aged shares.
Class C CDSC Waivers. In order to ensure you receive a waiver of the CDSC on redemptions of your Class C shares, you need to notify your financial adviser or Madison Funds at the time you redeem the shares that you qualify for such a waiver. If notice is not provided, you may not receive the waiver to which you are otherwise entitled. Madison Funds may require evidence, and reserves the right to request additional documentation, to verify you are eligible for a waiver of sales charges.

The CDSC may be waived on redemptions of Class C shares under the following circumstances:
•If you have established a systematic withdrawal plan, as long as the redemptions do not exceed 12% of the value of an account annually (calculated at the time of the withdrawal).
•Due to death or disability.
•    For the following types of transactions in individual retirement accounts (IRAs) or other qualified retirement plans described under section 401(a) of the Code, unless otherwise noted: returns of excess contributions; qualified hardship withdrawals; and required minimum distributions or to effect life expectancy distributions scheduled under the equal periodic payment exception (sometimes referred to as the 72t exception).
•    Pursuant to Madison Funds’ right to liquidate small accounts (see “Your Account - General Policies - Small Accounts”).
Please refer to the SAI or the Funds’ website at www.madisonfunds.com for additional information on sales charge reductions and waivers. The SAI is available free of charge, upon request, by calling 1-800-877-6089. The Funds’ website includes hyperlinks to the information provided herein and to the additional information that is referenced in the SAI.
Distribution and Service Plans (Rule 12b-1)
Madison Funds has adopted, on behalf of certain funds and share classes, distribution and/or service plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). These plans permit the funds to pay for distribution of their shares and servicing of their shareholders out of fund assets; therefore, the cost of these plans is indirectly borne by all shareholders who own shares of the affected funds and share classes. These plans are described below.
Distribution Fees (Class C shares only). A distribution plan has been adopted pursuant to Rule 12b-1 under the 1940 Act for Class C shares of each of the funds. Under the terms of each plan, each fund pays its principal distributor, MFD, a fee equal to 0.75% of the average daily net assets attributable to Class C shares of that fund. MFD may use this fee to cover its distribution-related expenses (including commissions paid to broker/dealers for selling C shares) or the distribution-related expenses of dealers. This fee increases the cost of investing in the Class C shares of a fund and, over time, may cost more than paying the initial sales charge for Class A shares.
Service Fees (Class A and C shares). Service plans have been adopted pursuant to Rule 12b-1 under the 1940 Act for Class A and C shares of each of the funds. Under the terms of these plans, each fund pays MFD a service fee equal to 0.25% of the average daily net assets attributable to each class of shares of that fund. The service fee is used by MFD to offset costs of servicing shareholder accounts or to compensate other qualified broker/dealers who sell shares of the funds pursuant to agreements with MFD for their costs of servicing shareholder accounts. MFD may retain any portion of the service fee for which there is no broker/dealer of record as partial consideration for its services with respect to shareholder accounts.
Selling Shares
The following explains how to sell your shares by letter, phone or exchange. You may sell shares at any time. Upon request, your shares will be sold at the next NAV calculated after your order is received in good order by the Fund. “Good order” means that the request includes the fund and account number, amount of transaction, signatures of the owners as noted below and a “medallion guarantee” if required.
In certain circumstances, to protect you and the Funds, you will need to make your request to sell shares in writing, which may require sending additional documents. In addition, you will need to obtain a medallion guarantee if the redemption is:
•    over $100,000;
•    made payable to someone other than the registered shareholder(s); or
•    mailed to an address other than the address of record, or an address that has been changed within the last 30 days.
You can generally obtain a medallion guarantee from a financial institution, a broker or securities dealer, or a securities exchange or clearing agency. A notary public CANNOT provide a medallion guarantee. The Trust reserves the right to require a medallion guarantee on any redemption.

SELLING SHARES
BY LETTER (Available for accounts of any type and sales of any amount.)
Write a letter of instruction indicating your account number, Fund name, the name in which the account is registered and the dollar value or number of shares you wish to sell. Mail your letter, and any other required materials, to Madison Funds. A check will be mailed to the name and address in which the account is registered.
If you are:	A written letter of instruction to sell shares must include:
An owner of an individual, joint, sole proprietorship, UGMA/UTMA (custodial accounts for minors) or general partner account	•The signatures of all persons authorized to sign for the account, exactly as the account is registered. •Medallion guarantee if applicable.

An owner of a corporate or association account, or an owner or trustee of a trust account	•The signature of the person(s)/trustee(s) authorized to sign for the account. •Medallion guarantee required.

A joint tenancy shareholder whose co-tenant is deceased	•The signature of the surviving tenant. •Tax waiver (if applicable in your state). •Medallion guarantee required.

An executor of a shareholder’s estate	•The signature of the executor. •Tax waiver (if applicable in your state). •Medallion guarantee required.
For other account types not listed above, please call Madison Funds at 1-800-877-6089 for instructions.

SELLING SHARES
BY PHONE (Available for most accounts and sales of up to $100,000 per day.)
To place your redemption order, call Madison Funds at 1-800-877-6089, or use our automated touchtone service 24-hours a day. Redemption requests may be placed on all business days (excluding market holidays). Checks are generally mailed the next business day after the redemption request is effective.

Redemption proceeds can be sent by electronic funds transfer (“EFT”) provided that you have pre-authorized banking information on file with Madison Funds. Redemption proceeds from EFT transactions are generally available by the second business day. The Trust does not charge for EFT; however, your financial institution may charge a fee for this service.

Amounts of $1,000 or more can be wired on the next business day, provided that you have pre-authorized the wiring of funds and the needed information is on file with Madison Funds. A $15 fee will be deducted from your account to send the wire; your financial institution may charge an additional fee to accept the wired funds.

BY EXCHANGE (Available for most accounts and amounts that meet fund minimums.)
Make sure that you have a current prospectus for the Madison Funds, which can be obtained by calling your financial adviser or Madison Funds at 1-800-877-6089. Call your financial adviser, Madison Funds, or use the Internet at www.madisonfunds.com to execute the exchange.

BY INTERNET
Depending upon the type of account you hold, you may be able to redeem shares online. The feature will be activated if your account is eligible.
Redemption requests received in good order by the Funds after the close of regular trading on the New York Stock Exchange
(usually 4:00 p.m., Eastern Time), will be processed using the next day’s NAV.
The Funds typically expects that each fund will pay redemption proceeds one business day following receipt and acceptance of a redemption order. However, payment may take longer than one business day and make take up to seven days as generally permitted by the 1940 Act. In addition, if you recently purchased shares and subsequently request a redemption of those shares, each fund will pay redemption proceeds once a sufficient period of time has passed to reasonably ensure that checks or drafts, for the shares purchased have cleared (normally seven business days from the purchase date).
Under normal market conditions, the Funds typically expect that each fund will meet shareholder redemptions by monitoring a fund's portfolio and redemption activity and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. Each fund may use additional methods to meet redemptions, if they become necessary in stressed market conditions. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the Funds' custodian bank, and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).
Although payment of redemptions normally will be in cash, each fund reserves the right to pay the redemption price in whole or in part by a distribution of securities held by each fund (commonly referred to as an in-kind redemption). To the extent that a fund redeems its shares in this manner, the shareholder assumes the risk of a subsequent change in the market value of those securities, the cost of liquidating the securities and the possibility of a lack of a liquid market for those securities. The SAI contains further information about in-kind redemptions.
General Policies
Limitation on Purchases. If you purchase shares by check and your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred. A charge of $30 will be assessed for each returned check occurrence. We do not accept third-party checks, starter checks, credit cards, credit card checks, or cash to purchase shares. All purchase payments must be denominated in U.S. dollars and drawn on or from U.S. financial institutions. Additionally, we will not normally accept purchase orders of more than $999,999 for Class C shares from a single investor.
Pricing of Fund Shares. The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time) by dividing the net assets of each fund and class by the number of shares outstanding of that fund and class. Transaction requests received after the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) will be processed using the next day’s NAV. The NAV per share for each fund and class is not determined on days the New York Stock Exchange is closed for trading. The New York Stock Exchange is closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
A fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. Because the assets of the Conservative Allocation, Moderate Allocation, Aggressive Allocation and Diversified Income Funds (each an "Allocation Fund," and, collectively, the “Allocation Funds”) consist primarily of shares of the underlying funds, the NAV of each Allocation Fund is determined based on the NAVs of the underlying funds. Because each Allocation Fund will only invest in underlying funds, government securities and short-term paper, it is not anticipated that Madison will need to “fair” value any of the investments of the Allocation Funds. However, an underlying fund may need to “fair” value one or more of its investments, which may, in turn, require a Allocation Fund to do the same because of delays in obtaining the underlying fund’s NAV.
The following fair valuation policy is followed by Madison with respect to the funds that it advises. It is anticipated that unaffiliated underlying funds will have a fair valuation policy that is similar and such policy will be described in the prospectus of the underlying fund, including an explanation of the circumstances under which fair value pricing will be used and the effects of using fair value pricing.

If quotations are not readily available for a security or other portfolio investment, no other sales have occurred, or if it is believed that a quotation or other market price for a security or other portfolio investment does not represent its fair value, Madison may value the security or investment using procedures adopted by the Board of Trustees pursuant to Rule 2a-5 under the 1940 Act. These procedures designate Madison as the “valuation designee” for the Funds, and Madison, in turn, has delegated valuation decisions to its Pricing Committee. Securities and other investments valued at their fair value entail significantly greater valuation risk than do securities and other investments valued at an established market value.
Madison relies on its fair value procedures most often in connection with foreign securities whose principal trading market(s) is outside the U.S. and/or are denominated in a foreign currency. From time to time, events occur that affect the issuers of such foreign securities or the securities themselves, or information about the issuer or securities becomes available, after the close of trading in the securities but before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In these situations, the fair value of the foreign security may be something other than the last available quotation or other market price. With regard to such foreign securities, the fair valuation procedures include consultation with an independent “fair value” pricing service. Nonetheless, Madison separately evaluates each such foreign security and may, in conformity with the fair valuation procedures, establish a different fair value than that reached by the independent pricing service or other financial institutions or investment managers.
Determining the fair value of securities involves consideration of objective factors as well as the application of subjective judgments about their issuers and the markets in which they are traded. A number of methodologies are available for determining the value of securities for which there is no clear market value or for which after-market events make prior market values unreliable. The value established by Madison under the fair valuation procedures for any security or other investment (or underlying fund) may vary from the last quoted sale price or market close price, or from the value given to the same security or investment by: (1) an independent pricing service; (2) other financial institutions or investment managers; or (3) Madison, had it used a different methodology to value the security. The Trust cannot assure that a security or other portfolio investment can be sold at the fair value assigned to it at any time.
To the extent that a fund holds portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of such fund's shares may change on days when shareholders will not be able to purchase or redeem the fund's shares.
Execution of Requests. Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV calculated after your request is received in good order by the Trust. In unusual circumstances, a fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven days or longer, as allowed by federal securities law.
Purchases and Redemptions through Authorized Financial Intermediaries. You may purchase or redeem shares of the Funds through financial intermediaries who are authorized to sell shares. Certain of these financial intermediaries are authorized to designate other financial intermediaries to receive purchase and redemptions orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized financial intermediary, or, if applicable, any such financial intermediaries' authorized designee, receives the order.
Purchase and Redemption Prices. When you purchase shares, you pay the NAV plus any applicable sales charges, as described earlier. When you redeem shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC). Purchase orders and redemption and exchange requests will be executed at the price next determined after the order or request is received in good order by the Trust, as described in “Your Account - Purchasing Shares” and “Your Account - Selling Shares.”
Redemption in Advance of Purchase Payments. When you place a request to redeem shares for which the purchase payment has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to seven business days after the purchase.
Frequent Purchases and Redemptions of Fund Shares. The Trust discourages investors from using the funds to frequently trade or otherwise attempt to “time” the market. As a result, the Funds reserve the right to reject a purchase or exchange request for any reason.
Market Timing. It is the policy of the Board of Trustees of Madison Funds to block shareholders or potential shareholders from engaging in harmful trading behavior, as described below, in any Madison Fund. To accomplish this, the Funds reserve the right to reject a purchase or exchange request for any reason, without notice. This policy does not affect a shareholder’s right to redeem an account. In addition, the Funds have written agreements in place with intermediaries who hold fund shares on behalf of others (e.g., brokers, banks and plan administrators) which give the Funds the authority to identify third parties who invest in the funds through such intermediaries so that the Funds can prevent them from engaging in harmful frequent trading and market-timing activity as described below.
Identifiable Harmful Frequent Trading and Market-Timing Activity. The Trust defines harmful trading activity as that activity having a negative effect on portfolio management or fund expenses. For example, a fund subject to frequent trading or “market-timing” must maintain a large cash balance in order to permit the frequent purchases and redemptions caused by market-timing activity. Cash balances must be over and above the “normal” cash requirements the fund keeps to handle redemption requests from long-term shareholders, to buy and sell portfolio securities, etc. By forcing a fund’s portfolio manager to keep greater cash balances to accommodate market timing, the fund may be unable to invest its assets in accordance with the fund’s investment objective. Alternatively, harmful trading activity may require frequent purchase and sale of portfolio securities to satisfy cash requirements. To the extent market-timing activity of this sort requires the affected fund to continually purchase and sell securities, the fund’s transaction costs will increase in the form of brokerage commissions and custody fees. Finally, frequent trading activity results in a greater burden on the affected fund’s transfer agent, increasing transfer agent expenses and, if not actually raising fund expenses, at least preventing them from being lowered.
For all of the above reasons, the Funds monitor cash flows and transfer agent activity in order to identify harmful activity. Furthermore, when approached by firms or individuals who request access for market timing activities, the Funds decline such requests; when trades are attempted without such courtesy, the Funds make every effort to block them and prohibit any future investments from the source of such trades. The Funds do not define market-timing by the frequency or amount of trades during any particular time period. Rather, the Funds seek to prevent market-timing of any type that harms the funds in the manner described above.
The Funds do not currently impose additional fees on market timing activity although the right to do so is reserved upon notice to shareholders in the future. The Funds do not specifically define the frequency of trading that will be considered “market timing” because the goal is to prevent any harm to long-term investors that is caused by any out-of-the-ordinary trading or account activity. As a result, when the Funds identify any shareholder activity that causes or is expected to cause the negative results described above, the Funds will block the shareholder from making future investments. As a practical matter, the Trust’s generally applicable restriction on exchanges per fund to five per year, as described in the “Purchasing By Exchange” section above, limits the occurrence of frequent trading and market-timing activity.
The Funds use their discretion to determine whether transaction activity is harmful based on the criteria described above. Except as described below, the Funds do not distinguish between shareholders that invest directly with a fund or shareholders that invest with the Trust through a broker (either directly or through a financial intermediary account), an investment adviser or other third party as long as the account is engaging in harmful activity as described above.
Other Risks Associated with Market Timing. Moving money in and out of funds on short notice is a strategy employed by certain investors who hope to reap profits from short-term market fluctuation. This is not illegal, but is discouraged by many funds since it can complicate fund management and, if successfully employed, have a negative impact on performance. In particular, a successful “market-timer” could, over time, dilute the value of fund shares held by long-term investors by essentially “siphoning off” cash by frequently buying fund shares at an NAV lower than the NAV at which the same shares are redeemed. The Funds will block ALL identifiable harmful frequent trading and market-timing activity described above regardless of whether the market-timer is successful or unsuccessful. In any event, investors in any of the Madison Funds should be aware that dilution caused by successful market timing by some shareholders is a risk borne by the remaining shareholders.
Exceptions or Other Arrangements. It is possible that a fund will not detect certain frequent trading or market timing activity in small amounts that, because of the relatively small size of such activity, is subsumed by the normal day-to-day cash flow of the fund (see the section above entitled “Other Risks Associated with Market Timing”). However, the Funds believe their procedures are adequate to identify any market timing activity having the harmful effects identified in the section entitled “Identifiable Harmful Frequent Trading and Market-Timing Activity” regardless of the nature of the shareholder or method of investment in the Trust.
Delegation to Certain Financial Intermediaries. The Trust may rely on the short-term trading policies enforced by financial intermediaries if, in the discretion of the Trust’s Chief Compliance Officer, such policies are designed to prevent the harm that these policies are designed to address. Financial intermediary policies relied upon in this manner must be adequately identified in written agreements enforceable by the Trust or its distributor on behalf of the Funds.
Because the Funds discourage market timing in general, Madison Funds does not currently, nor does it intend to, have any arrangements or agreements, formal or informal, to permit any shareholders or potential shareholders to directly or indirectly engage in any type of market-timing activities, harmful or otherwise.
Although the Funds believe reasonable efforts are made to block shareholders that engage in or attempt to engage in harmful trading activities, the Funds cannot guarantee that such efforts will successfully identify and block every shareholder that does or attempts to do this.
Telephone Transactions. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, the Trust will take measures to verify the caller’s identity, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. The Trust is not responsible for any losses that may occur due to unauthorized telephone calls. Also for your protection, redemption transactions are not permitted via telephone on accounts for which names or addresses have been changed within the past 30 days unless the account has been pre-authorized for EFT or wire redemption privileges to a financial institution account.
Internet Transactions. For your protection, you will need your Social Security and account number to establish access to your account on the Internet. You will be asked to assign a unique password and you will need to use that password on all future visits to verify your identity. Buy and sell prices and valuation of shares procedures are consistent with the policies noted above. The Trust is not responsible for any losses that may occur due to unauthorized access.
Special Redemptions. Although no fund would normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities held by the fund as prescribed by the Board of Trustees. However, the Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, as amended. Under that rule, each fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the fund’s NAV at the beginning of such period.
Householding. To reduce shareholder service expenses, the Trust intends to send only one copy of its reports per household regardless of the number of investors at the household or the number of accounts held. However, any investor may obtain additional reports upon request to Madison Funds.
Account Statements. In general, you will receive account statements every quarter, as well as after every transaction (except for any dividend reinvestment or systematic transactions) that affects your account balance and after any changes of name or address of the registered owner(s). Every year you should also receive, if applicable, a Form 1099 tax information statement, which will be mailed to you by January 31.
Research and Other fees. Shareholders who need investment records for years prior to the past calendar year may be charged a research fee of $5 per request (with a maximum fee of $25 per request). The Funds reserve the right to impose additional charges, upon 30 days written notice, to cover the costs of unusual transactions. Services for which charges could be imposed include, but are not limited to, processing items sent for special collection, international wire transfers, research and processes for retrieval of documents or copies of documents.

Small Accounts. Due to the high fixed cost of maintaining mutual fund accounts, the Trust reserves the right to close any non-retirement accounts (excluding accounts set up with a systematic investment program) that have balances below $1,000. We will mail you a notice asking you to bring the account value up to $1,000 or initiate a systematic investment program. If you do not bring the account value up to $1,000 or initiate a systematic investment program within 60 days, the Trust may sell your shares and mail the proceeds to you at your address of record.
Escheatment. Please be advised that certain state escheatment laws may require the Funds to turn over your mutual fund account to the state listed in your account registration as abandoned property unless you contact the Funds. Many states have added "inactivity" or the absence of customer initiated contact as a component of their rules and guidelines for the escheatment of unclaimed property. These states consider property to be abandoned when there is no shareholder initiated activity on an account for at least three (3) to five (5) years. Depending on the laws in your jurisdiction, customer initiated contact might be achieved by one of the following methods:
•Send a letter to Madison Funds via the United States Post Office,
•Speak to a Shareholder Service Representative on the phone after you go through a security verification process. For residents of certain states, contact cannot be made by phone but must be in writing or through the Funds secure web application,
•Access your account through the Funds secure web application,
•Cashing checks that are received and are made payable to the owner of the account.
Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. While the designated representative does not have any rights to claim or access the shareholder’s account or assets, the escheatment period will cease if the representative communicates knowledge of the shareholder’s location and confirms that the shareholder has not abandoned his or her property. If a shareholder designates a representative to receive escheatment notifications, any escheatment notices will be delivered both to the shareholder and the designated representative. The completed designation form may be mailed to Madison Funds, P.O. Box 219083, Kansas City, MO 64121-9083.
The Funds, Madison, and the transfer agent will not be liable to shareholders or their representatives for good faith compliance with escheatment laws. To learn more about the escheatment rules for your particular state, please contact your attorney or State Treasurer’s and/or Controller’s Offices. If you do not hold your shares directly with the Funds, you should contact your broker-dealer, retirement plan, or other third party, financial intermediary regarding applicable state escheatment laws.
Disclosure of Portfolio Information. Portfolio holdings information is available on the Funds’ website at www.madisonfunds.com. In addition, a complete description of the Funds’ policies and procedures with respect to the disclosure of portfolio holdings is available in the SAI.
Additional Investor Services
Depending on which share class you purchase, you may eligible to establish one or more of the additional account options described below.
Automatic Investment Plan. You may set up regular systematic investments from your financial institution account to purchase shares of Class A, Class C or Class Y shares of Madison Funds. You determine the frequency (no less than quarterly), day of the month, amount of your investments, and you may terminate the plan at any time. The monthly minimum investment is $50 per fund. To enroll in an automatic investment plan, complete the appropriate parts of the new account application or, for an existing account, the account maintenance form. This account option is not available for Class I or Class R6 shares.
Payroll Deduction Plan. If your employer supports a payroll deduction program, you may set up regular investments from your payroll to purchase shares of Class A, Class C or Class Y shares of Madison Funds. You determine the frequency (no less than quarterly), day of the month, amount of your investments, and you may terminate the plan at any time. The monthly minimum investment is $50 per fund. To enroll in a payroll deduction plan, complete the Madison Funds Payroll Deduction Form. A new account application must accompany the form if you are opening a new account. This account option is not available for Class I or Class R6 shares.
Systematic Withdrawal Plan. If your account balance in Class A, Class C or Class Y shares is at least $5,000 you may set up regular systematic withdrawals from your Madison Funds account. You determine the frequency (no less than monthly), day of the month, amount of your withdrawals, and you may terminate the plan at any time. The monthly minimum withdrawal is $50 per fund. For Class C share accounts, no CDSC will be charged on systematic withdrawals of no more than 12% of your account’s value annually. To enroll in a systematic withdrawal plan, complete the appropriate sections of the new account application or, for an existing account, the account maintenance form. This account option is not available for Class I or Class R6 shares.
Systematic Exchange Plan. If your account balance in Class A, Class C or Class Y shares is at least $5,000 you may exchange your shares for the same class of shares of another Madison fund. You determine the frequency (no less than monthly), day of the month, amount of your exchanges, and you may terminate the plan at any time. The monthly minimum exchange amount is $50 per fund. For plans investing in Class C shares, for the purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase of the Class C shares and will not be affected by any permitted exchange. To enroll in a systematic exchange plan, complete the appropriate sections of the new account application or, for an existing account, the account maintenance form. This account option is not available for Class I or Class R6 shares.
Distributions and Taxes
Schedule of Distributions. The Funds generally distribute most or all of their net investment income and capital gains. Capital gain distributions, if any, are typically made in December. Income distributions, if any, are made as follows:
•Declared monthly and paid monthly: Tax-Free Virginia, Tax-Free National, Core Bond, and Diversified Income Funds.
•Declared quarterly and paid quarterly: Conservative Allocation, High Quality Bond, Covered Call & Equity Income and Dividend Income Funds.
•Declared annually and paid annually: Moderate Allocation, Aggressive Allocation, Investors, Sustainable Equity, Mid Cap, Small Cap, and International Stock Funds.

Distribution Reinvestment. Many investors have their distribution payments reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice on the account application, your distribution payments will be reinvested on the payment date.  Alternatively, you can choose to have a check mailed to you for your distribution payments.  However, if, for any reason, the check is not deliverable, or you do not respond to mailings from Madison Funds with regard to uncashed distribution checks, your distribution payments may be reinvested and no interest will be paid on amounts represented by the check. In addition, your distribution options may be automatically converted to having all dividends and other distributions reinvested in additional shares.
Taxability of Distributions. All distributions that you receive from a fund are generally taxable, whether reinvested or received in cash. Distributions from a fund’s net investment company taxable income (which includes dividends, taxable interest, net short-term capital gains, and net gains from foreign currency transactions), if any, generally are taxable as ordinary income, unless such distributions are attributable to “qualified dividend” income eligible for the reduced rate of tax on long-term capital gains or unless you are exempt from taxation or entitled to a tax deferral. Distributions paid by each fund from net capital gains (the excess of net long-term capital gains over short-term capital losses) are taxable as long-term capital gains whether reinvested or received in cash and regardless of the length of time you have owned your shares unless you are exempt from taxation or entitled to a tax deferral. Currently, the maximum federal income tax rate applicable to long-term capital gains, and thus to qualified dividend income is 20%. Each fund will inform its shareholders of the portion of its dividends (if any) that constitute qualified dividend income.
Generally, “qualified dividend” income includes dividends received during the taxable year from certain domestic corporations and qualified foreign corporations. The portion of a distribution that the fund pays that is attributable to qualified dividend income received by the fund will qualify for such treatment in the hands of the non-corporate shareholders of the fund. If a fund has income of which more than 95% was qualified dividends, all of the fund’s dividends will be eligible for the lower rates on qualified dividends. Certain holding period requirements applicable to both the fund and the shareholder also must be satisfied to obtain qualified dividend treatment.
When a fund makes a distribution, the fund’s NAV decreases by the amount of the payment. If you purchase shares shortly before a distribution, you will, nonetheless, be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same.
Fund distributions from the Moderate Allocation, Diversified Income, Covered Call & Equity Income and Dividend Income Funds are expected to be distributions of both net investment company taxable income and net capital gains. Fund distributions from the Aggressive Allocation,, Investors, Sustainable Equity, Mid Cap, Small Cap and International Stock Funds are expected to be primarily distributions of net capital gains, and fund distributions from the Conservative Allocation, Tax-Free Virginia, Tax-Free National, High Quality Bond and Core Bond Funds are expected to be primarily distributions of net investment company taxable income.
Taxability of Transactions. Your redemption of fund shares may result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares. An exchange of fund shares for shares in any other fund of the Trust generally will have similar tax consequences.
Tax-Free Funds. Distributions of tax-exempt interest income from the Tax-Free Virginia Fund are generally exempt from federal taxation and will normally be exempt from state income tax for investors in Virginia as well (capital gain distributions from the fund are, however, subject to applicable federal and state taxation, as are redemptions). With regard to the Tax-Free National Fund, normally, the tax-exempt income attributable to the shareholder’s home state may be exempt from state taxes and all such distributions are generally exempt from federal taxation. However, in most states, the rest of the distributions of income from the fund will be subject to state income tax. Like the Tax-Free Virginia Fund, capital gain distributions from the Tax-Free National Fund are subject to applicable federal and state taxation, as are redemptions.
Withholding. If you do not furnish the Trust with your correct Social Security Number or Taxpayer Identification Number and/or the Trust receives notification from the Internal Revenue Service requiring back-up withholding, the Trust is required by federal law to withhold federal income tax from your distributions and redemption proceeds, currently at a rate of 24% for U.S. residents.
This section is not intended to be a full discussion of tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser. Please refer to the SAI for more information about taxes.

INVESTMENT ADVISER

The Funds’ investment adviser is Madison Asset Management, LLC (“Madison”), a subsidiary of Madison Investment Holdings, Inc. (“MIH”), both located at 550 Science Drive, Madison, Wisconsin 53711. As of December 31, 2023, MIH, which was founded in 1974, and its affiliate organizations, including Madison, managed approximately $23.9 billion in assets, including open-end mutual funds, ETFs, a closed-end fund, separately managed accounts and wrap accounts. Madison is responsible for the day-to-day administration of the Funds’ activities. Investment decisions regarding each of the Funds can be influenced in various manners by a number of individuals. Generally, all management decisions are the ultimate responsibility of Madison’s Investment Risk Oversight Committee. This committee is comprised of senior officers and portfolio managers of Madison.
Investment Advisory Agreement
For its investment advisory services to the Funds, pursuant to the terms of an Investment Advisory Agreement between Madison and the Trust,
Madison is entitled to receive a management fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows:

Fund	Management Fee	Fund	Management Fee
Conservative Allocation	0.20%	Covered Call & Equity Income	0.85%
Moderate Allocation	0.20%	Dividend Income	0.70%[1]
Aggressive Allocation	0.20%	Investors	0.70%[1]
Diversified Income	0.20%[1,2]	Sustainable Equity	0.70%[1]
Tax-Free Virginia	0.50%	Mid Cap	0.75%[1]
Tax-Free National	0.40%	Small Cap	0.89%[1]
High Quality Bond	0.30%	International Stock	1.05%[1]
Core Bond	0.39%[1]
1 Each fund’s management fee will be reduced annually by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion.
2 Effective July 31, 2023,the management fee was changed from 0.40% to 0.20%.
Madison may from time to time, contractually or voluntarily, agree to waive a portion of its management fee and/or reimburse each fund’s operating expenses to ensure that each fund’s operating expenses do not exceed certain expense limitations if applicable. Contractual fee agreements may by modified or terminated at any time or for any reason, but only with fund Board approval. Voluntary waivers may be amended or discontinued at any time without prior notice. Any fees waived are not typically subject to later recoupment by Madison, except as otherwise noted. Pursuant to the terms of an Operating Expense Limitation Agreement dated as of December 1, 2023, by and between the Trust, on behalf of each Fund, and Madison, Madison contractually agreed to waive its management fees and/or reimburse expenses of each Fund to the extent necessary to limit each class of each Fund’s total operating expenses to the levels specified in the then-currently effective prospectus for the Funds (exclusive of certain fees and expenses), for a period of no less than two years. Any such fee waivers and/or reimbursements are not subject to later recoupment by Madison, and are reflected in the fee tables of this prospectus, if and as applicable.
A discussion regarding the basis for approval of the Funds’ Investment Advisory Agreement by the Board of Trustees is contained in the Funds’ annual report to shareholders for the period ended October 31, 2023.
Administrative Services Agreement
In addition to the management fee, Madison is entitled to receive an administrative services fee from each fund pursuant to the terms of a separate Administrative Services Agreement. Under this fee agreement, Madison provides or arranges for each fund to have all of the necessary operational and support services it needs for a fee.
Expenses that are not included under this fee agreement are: (i) transaction-related expenses including, but not limited to, brokerage commissions paid in connection with fund transactions, interest or fees in connection with fund indebtedness or taxes paid in connection with portfolio securities held, (ii) Rule 12b-1 distribution and service fees, (iii) acquired fund fees, if any, (iv) the fees of the Independent Trustees, and (v) any extraordinary or nonrecurring expenses (such as fees and expenses relating to any temporary line of credit the Funds maintain for emergency or extraordinary purposes). The administrative services fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows (the same rate applies to all share classes of each fund, except as otherwise noted):

Fund	Administrative Services Fee	Fund	Administrative Services Fee
Conservative Allocation	0.25%	Covered Call & Equity Income	0.15%[1,2]
Moderate Allocation	0.25%	Dividend Income	0.20%[1,2]
Aggressive Allocation	0.25%	Investors	0.20%[1,2]
Diversified Income	0.20%	Sustainable Equity	0.20%[1]
Tax-Free Virginia	0.35%	Mid Cap	0.40%[1,2,3]
Tax-Free National	0.35%	Small Cap	0.40%[1,2,3]
High Quality Bond	0.19%[1]	International Stock	0.30%
Core Bond	0.20%[1,2]
1 The annual administrative services fee for the Fund's Class I share is 0.10%.
2 The annual administrative services fee for the Fund's Class R6 share is 0.02%.
3 The annual administrative services fee for the Fund's Class Y share is 0.20%.

Madison may from time to time, contractually or voluntarily, agree to waive a portion of its administrative services fee and/or reimburse each fund’s operating expenses to ensure that each fund’s operating expenses do not exceed certain expense limitations if applicable. Contractual fee agreements may by modified or terminated at any time or for any reason, but only with fund Board approval. Voluntary waivers may be amended or discontinued at any time without prior notice. Any fees waived are not typically subject to later recoupment by Madison, except as otherwise noted.
PORTFOLIO MANAGEMENT

Madison Asset Management, LLC
The Funds are generally managed by members of the applicable asset allocation, fixed income or equity management teams at Madison. The individuals primarily responsible for the day-to-day management of each fund are as follows:
Conservative, Moderate and Aggressive Allocation Funds. The Conservative, Moderate and Aggressive Allocation Funds are co-managed by Patrick Ryan, CFA and Stuart Dybdahl, CFA, CAIA. Mr. Ryan, Head of Multi-Asset Solutions and Portfolio Manager of Madison, has co-managed the funds since January 2008. Prior to joining Madison in July 2009, Mr. Ryan was a Senior Analyst at MEMBERS Capital Advisors, Inc. (“MCA”), the former investment adviser to the funds. While at MCA, Mr. Ryan had been responsible for conducting manager research and due diligence for MCA’s managed accounts products since 2004. Mr. Dybdahl, Vice President and Portfolio Manager/Analyst, of Madison, has co-managed the funds since February 2023. Mr. Dybdahl joined Madison in 2015 as an investment specialist and has worked in the financial services industry since 2014.
Diversified Income Fund. The Diversified Income Fund is co-managed by Patrick Ryan, CFA and Stuart Dybdahl, CFA and CAIA. Mr. Ryan, Head of Multi-Asset Solutions, Portfolio Manager, and Stuart Dybdahl, Vice President, Portfolio Manager/ Analyst, have co-managed the Fund since July 2023. Biographical information for Messrs. Ryan and Dybdahl is provided above.
Tax-Free Virginia Fund. The Tax-Free Virginia Fund is co-managed by Mike Peters, CFA, and Jeffrey Matthias, CFA. Mr. Peters, Vice President and Portfolio Manager of Madison, has co-managed the Fund since February 1997. Prior to joining Madison in 1997, Mr. Peters was Vice President and Fixed Income Portfolio Manager for Wachovia Asset Management since March 1993. Mr. Matthias, Vice President and Portfolio Manager/Strategist of Madison, has co-managed the Fund since February 2016. Prior to joining Madison in 2011, Mr. Matthias developed member society strategy at the CFA Institute and managed fixed income portfolios at American Family Insurance.
Tax-Free National Fund. The Tax-Free National Fund is co-managed by Mike Peters, CFA, and Jeffrey Matthias, CFA. Mr. Peters has served in this capacity since February 1997 and Mr. Matthias has served in this capacity since February 2016. Biographical information for Messrs. Peters and Matthias is provided above.
High Quality Bond Fund. The High Quality Bond Fund is co-managed by Chris Nisbet, CFA and Mike Sanders, CFA. Mr. Nisbet, Vice President and Portfolio Manager, has co-managed the Fund since the Fund’s inception in 2000. Mr. Nisbet has been a member of Madison's fixed income team since joining the firm in 1992, and has worked in the financial services industry since 1990. Mr. Sanders, Head of Fixed Income and Portfolio Manager, has co-managed the Fund since February 2019. Mr. Sanders has been a member of the Madison fixed income team since 2013, and has worked in the financial services industry since 2004. Prior to joining Madison in 2013, he was a fixed income portfolio manager and analyst for Ziegler Lotsoff Capital Management focusing mostly on high yield bonds and preferred stocks.
Core Bond Fund. The Core Bond Fund is co-managed Mike Sanders, CFA and Allen Olson, CFA. Mr. Sanders, whose biographical information is provided above, has co-managed the Fund since September 2016. Mr. Olson, Vice President and Portfolio Manager/Analyst of Madison has co-managed the Fund since February 2021. Mr. Olson has been a member of Madison's fixed income team since joining the firm in 2002, and has worked in the financial services industry since 1998. Prior to joining Madison, Mr. Olson worked as a fixed income credit analyst and portfolio manager for Clarica Insurance.
Covered Call & Equity Income Fund. The Covered Call & Equity Income Fund is co-managed by Ray DiBernardo, CFA, and Drew Justman, CFA. Mr. DiBernardo, Vice President and Portfolio Manager/Analyst of Madison, has co-managed the Fund since the Fund's inception in October 2009. Prior to joining Madison in 2003, Mr. DiBernardo was employed at Concord Trust in Chicago, IL, as well as a Toronto-based international equity firm. Mr. Justman, whose biographical information is provided above, has co-managed the Fund since December 2016.
Dividend Income Fund. The Dividend Income Fund is co-managed by John Brown, CFA, and Drew Justman, CFA. Mr. Brown, whose biographical information is provided above, has co-managed the Fund since March 2012. Mr. Justman, whose biographical information is provided above, has co-managed the Fund since April 2013. Prior to March 2012, this Fund was known as the Balanced Fund and was managed utilizing a different investment strategy than that used currently.
Investors Fund. The Investors Fund is co-managed by Richard Eisinger, Haruki Toyama, and Joe Maginot. Mr. Eisinger, Co-Head of Investments and Portfolio Manager/Analyst of Madison, co-managed the Fund from January 2000 until May 2010 and again since June 2019. Mr. Eisinger is responsible for the oversight of the firm's U.S. Equity and International Equity Teams. Since he joined the firm in 1997, Mr. Eisinger’s focus has been on the firm's mid cap and large cap portfolios. He has served as portfolio manager on the U.S. Equity Team since 1998. Mr. Toyama, Head of Mid Cap and Large Cap Equity Teams and Portfolio Manager/Analyst of Madison, has co-managed the Fund since February 2022. He has also served as a portfolio manager of the mid cap team since 2014. Prior to re-joining Madison in 2014, Mr. Toyama was co-founder and President of Marcus Asset Management in Milwaukee where he was portfolio manager of a long/short hedge fund. He was previously a member of Madison’s equity team from 2002-2004, and prior to that he served in portfolio management and analyst roles at MFS Investment Management and David L. Babson & Company. Mr. Maginot, Vice President and Portfolio Manager/Analyst of Madison, has co-managed the Fund since February 2022. Mr. Maginot has worked in the financial services industry since 2012 and joined Madison in 2019 as an equity analyst. Prior to joining Madison, he was an investment analyst at Zuckerman Investment Group.
Sustainable Equity Fund. The Sustainable Equity Fund is co-managed by Maya Bittar, CFA and Dave Geisler. Ms. Bittar, Vice President and portfolio Manager/Analyst of Madison, has co-managed the Fund since December 2021. Ms. Bittar has more than 30 years of experience in the financial services industry with over 20 years as a Portfolio Manager. She specializes in personalized portfolio management for Madison’s private clients and co-manages the firm's Disciplined Equity strategy. Prior to joining Madison in 2018 as a member of the U.S. equity team, Ms. Bittar previously worked as a multi-sector analyst at Artisan Partners and as a Portfolio Manager at Wellington Management. Ms. Bittar began her career at U.S. Bank, first as a credit analyst and, later, a portfolio manager of a growth and income fund. Mr. Geisler, Vice President and Portfolio Manager/Analyst of Madison, has co-managed the Fund since December 2021. Since joining Madison in 2019, Mr. Geisler has been a member of the U. S. equity team. He specializes in customized portfolio management for Madison's private clients and co-manages the firm's Disciplined Equity strategy. Mr. Geisler has been in the financial services industry since 2004. Prior to joining Madison, Mr. Geisler worked at Lateef Investment Management, Artisan Partners, and Cowen and Company.
Mid Cap Fund. The Mid Cap Fund is co-managed by Richard Eisinger, Haruki Toyama and Andy Romanowich, CFA. Mr. Eisinger, whose biographical information is provided above, has co-managed the Fund since January 1998. Mr. Toyama, whose biographical information is provided above, has co-managed the Fund since February 2015. Mr. Romanowich, Vice President and Portfolio Manager/Analyst, has co-managed the Fund since February 2019. Mr. Romanowich has been a member of the Madison equity team since joining the firm in 2009. Prior to joining Madison, he was an equity analyst at MEMBERS Capital Advisors and has worked in the financial services industry since 2004.
Small Cap Fund. The Small Cap Fund is co-managed by Faraz Farzam, CFA and Aaron Garcia, CFA. Messrs. Farzam and Garcia have co-managed the Fund since August 2019, and had co-managed the Predecessor Fund, prior to its reorganization into the Small Cap Fund effective August 30, 2019. Prior to joining Madison in 2019, Mr. Farzam, Vice President and Portfolio Manager/Analyst, served on Broadview Advisors, LLC's small cap strategy and all cap strategy as a portfolio manager from 2001 to August 2019. Previously, he worked with Strong Capital Management. Mr. Farzam has worked in the financial services industry since 1999. Prior to joining Madison in 2019, Mr. Garcia, Vice President and Portfolio Manager/Analyst, served on Broadview Advisors, LLC's small cap strategy and all cap strategy as an analyst and later as a portfolio manager from 2003 to August 2019. Previously, he worked with Stifel Nicolaus as an associate analyst. Mr. Garcia has worked in the financial services industry since 2002.
International Stock Fund. The International Stock Fund is co-managed by Thomas Tibbles, CFA, Patrick Tan, and Alyssa Rudakas, CFA. Messrs. Tibbles and Tan, and Ms. Rudakas have co-managed the Fund since February 2021. Prior to joining Madison in 2014, Mr. Tibbles, Head of International Equity Team and Portfolio Manager/Analyst of Madison, led the Global Equity Team at Hansberger Global Investors in Toronto, Ontario. Mr. Tibbles was an initial founder of the International Equity Team in 1996 at Indago Capital Management, an affiliate of Canada Life. Mr. Tan, Portfolio Manager/Analyst of Madison, is responsible for multi-sector coverage for the international equity portfolios. Prior to joining Madison in 2014, Mr. Tan was a senior member of the Global Equity Team at Hansberger Global Investors in Toronto. Mr. Tan was an initial founder of the International Equity Team at Indago Capital Management, an affiliate of Canada Life. Ms. Rudakas, Portfolio Manager/Analyst of Madison, is responsible for multi-sector coverage for the international equity portfolios. Prior to joining Madison in 2014, Ms. Rudakas was a research associate on the International Equity Team at Hansberger Global Investors in Toronto beginning in 2011. Ms. Rudakas began her career at Dundee Securities Corporation where she worked as a licensed sales assistant.

Information regarding the portfolio managers’ compensation, their ownership of securities in the Funds and the other accounts they manage can be found in the SAI.
FINANCIAL HIGHLIGHTS

The financial highlights tables that follow are intended to help you understand the Funds’ financial performance for the past five years (or since inception of the fund if less than five years). Certain information reflects financial results for a single fund share outstanding for the period presented. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions.
The financial highlights for each of the periods presented below have been derived from the Funds’ financial statements and financial highlights which have been audited by an independent registered public accounting firm, Deloitte & Touche LLP, whose reports, along with the Funds’ financial statements and financial highlights, are incorporated by reference in the SAI and included in the Funds’ annual reports, each of which is available upon request.

Madison Funds | October 31, 2023
Financial Highlights for a Share of Beneficial Interest Outstanding

	CONSERVATIVE ALLOCATION FUND
	CLASS A					CLASS C
	Year Ended October 31,					Year Ended October 31,
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$8.85	$11.12	$11.15	$10.96	$10.39	$9.00	$11.30	$11.32	$11.11	$10.48
Income from Investment Operations:
Net investment income	0.21	0.20	0.10	0.13[1]	0.36[1,2]	0.15	0.13	0.01	0.04[1]	0.29[1,2]
Net realized and unrealized gain (loss) on investments	(0.08)	(1.77)	0.63	0.46	0.68[2]	(0.09)	(1.81)	0.64	0.48	0.68[2]
Total from investment operations	0.13	(1.57)	0.73	0.59	1.04	0.06	(1.68)	0.65	0.52	0.97
Less Distributions From:
Net investment income	(0.20)	(0.19)	(0.18)	(0.19)	(0.18)	(0.13)	(0.11)	(0.09)	(0.10)	(0.05)
Capital gains	—	(0.51)	(0.58)	(0.21)	(0.29)	—	(0.51)	(0.58)	(0.21)	(0.29)
Total distributions	(0.20)	(0.70)	(0.76)	(0.40)	(0.47)	(0.13)	(0.62)	(0.67)	(0.31)	(0.34)
Net increase (decrease) in net asset value	(0.07)	(2.27)	(0.03)	0.19	0.57	(0.07)	(2.30)	(0.02)	0.21	0.63
Net Asset Value at end of period	$8.78	$8.85	$11.12	$11.15	$10.96	$8.93	$9.00	$11.30	$11.32	$11.11
Total Return (%)[3]	1.36	(15.00)	6.72	5.62	10.37	0.60	(15.67)	5.91	4.89	9.50
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$30,510	$35,084	$45,932	$44,146	$42,662	$12,558	$14,315	$20,154	$20,137	$20,303
Ratios of expenses to average net assets (%)	0.71	0.71	0.71	0.70	0.70	1.46	1.46	1.46	1.45	1.45
Ratio of net investment income to average net assets (%)	2.24	1.97	0.86	1.19	3.38[2]	1.49	1.27	0.11	0.45	2.60[2]
Portfolio turnover (%)[4]	53	84	63	73	57	53	84	63	73	57

[1] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
2 In 2019, the Fund reported distributions of capital gains from investment companies as part of net investment income in the financial highlights. Had the Fund reported these capital gains as net realized and unrealized gain (loss) on investments, net investment income, net realized and unrealized gain (loss) on investments, and the ratio of net investment income to average net assets would have been; $0.17, $0.87, and 1.64%, respectively, for the class A Shares, and $0.10, $0.87, and 0.89%, respectively, for the class C shares.

[3] Total return without applicable sales charge.
[4] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	MODERATE ALLOCATION FUND
	CLASS A					CLASS C
	Year Ended October 31,					Year Ended October 31,
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$9.59	$12.22	$11.85	$11.76	$11.59	$9.49	$12.09	$11.70	$11.61	$11.47
Income from Investment Operations:
Net investment income	0.20	0.28	0.09	0.12[1]	0.51[1,2]	0.12	0.19	(0.01)	0.02[1]	0.42[1,2]
Net realized and unrealized gain (loss) on investments	0.04	(1.94)	1.35	0.43	0.60[2]	0.05	(1.92)	1.34	0.44	0.59[2]
Total from investment operations	0.24	(1.66)	1.44	0.55	1.11	0.17	(1.73)	1.33	0.46	1.01
Less Distributions From:
Net investment income	(0.13)	(0.29)	(0.13)	(0.17)	(0.17)	(0.07)	(0.19)	—	(0.08)	(0.10)
Capital gains	—	(0.68)	(0.94)	(0.29)	(0.77)	—	(0.68)	(0.94)	(0.29)	(0.77)
Total distributions	(0.13)	(0.97)	(1.07)	(0.46)	(0.94)	(0.07)	(0.87)	(0.94)	(0.37)	(0.87)
Net increase (decrease) in net asset value	0.11	(2.63)	0.37	0.09	0.17	0.10	(2.60)	0.39	0.09	0.14
Net Asset Value at end of period	$9.70	$9.59	$12.22	$11.85	$11.76	$9.59	$9.49	$12.09	$11.70	$11.61
Total Return (%)[3]	2.55	(14.88)	12.66	4.75	10.69	1.79	(15.47)	11.79	3.99	9.78
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$85,230	$92,669	$119,035	$111,135	$112,916	$5,507	$6,244	$8,849	$9,230	$9,607
Ratios of expenses to average net assets (%)	0.70	0.71	0.71	0.70	0.70	1.45	1.46	1.46	1.45	1.45
Ratio of net investment income to average net assets (%)	1.97	2.54	0.70	0.96	4.42[2]	1.22	1.83	(0.03)	0.22	3.68[2]
Portfolio turnover (%)[4]	67	95	71	87	64	67	95	71	87	64

[1] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
2 In 2019, the Fund reported distributions of capital gains from investment companies as part of net investment income in the financial highlights. Had the Fund reported these capital gains as net realized and unrealized gain (loss) on investments, net investment income, net realized and unrealized gain (loss) on investments, and the ratio of net investment income to average net assets would have been; $0.17, $0.94, and 1.39%, respectively, for the class A Shares, and $0.08, $0.93, and 0.64%, respectively, for the class C shares.

[3] Total return without applicable sales charge.
[4] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

Madison Funds | October 31, 2023
Financial Highlights for a Share of Beneficial Interest Outstanding

	AGGRESSIVE ALLOCATION FUND
	CLASS A					CLASS C
	Year Ended October 31,					Year Ended October 31,
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$9.83	$12.75	$11.81	$12.02	$12.01	$9.45	$12.29	$11.42	$11.63	$11.66
Income from Investment Operations:
Net investment income	0.18	0.33	0.08	0.10[1]	0.56[1,2]	0.08	0.24	(0.01)	0.03[1]	0.48[1,2]
Net realized and unrealized gain (loss) on investments	0.17	(2.07)	1.89	0.33	0.57[2]	0.19	(2.00)	1.82	0.30	0.54[2]
Total from investment operations	0.35	(1.74)	1.97	0.43	1.13	0.27	(1.76)	1.81	0.33	1.02
Less Distributions From:
Net investment income	(0.12)	(0.34)	(0.09)	(0.16)	(0.14)	(0.06)	(0.24)	—	(0.06)	(0.07)
Capital gains	—	(0.84)	(0.94)	(0.48)	(0.98)	—	(0.84)	(0.94)	(0.48)	(0.98)
Total distributions	(0.12)	(1.18)	(1.03)	(0.64)	(1.12)	(0.06)	(1.08)	(0.94)	(0.54)	(1.05)
Net increase (decrease) in net asset value	0.23	(2.92)	0.94	(0.21)	0.01	0.21	(2.84)	0.87	(0.21)	(0.03)
Net Asset Value at end of period	$10.06	$9.83	$12.75	$11.81	$12.02	$9.66	$9.45	$12.29	$11.42	$11.63
Total Return (%)[3]	3.62	(15.22)	17.33	3.59	10.93	2.83	(15.84)	16.39	2.88	10.11
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$48,888	$48,969	$60,837	$56,089	$54,974	$1,957	$2,283	$3,082	$2,655	$2,263
Ratios of expenses to average net assets (%)	0.70	0.71	0.71	0.70	0.70	1.46	1.46	1.46	1.45	1.45
Ratio of net investment income (loss) to average net assets (%)	1.74	2.89	0.62	0.78	4.77[2]	1.02	2.23	(0.14)	(0.01)	4.15[2]
Portfolio turnover (%)[4]	71	99	84	105	79	71	99	84	105	79

[1] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
2 In 2019, the Fund reported distributions of capital gains from investment companies as part of net investment income in the financial highlights. Had the Fund reported these capital gains as net realized and unrealized gain (loss) on investments, net investment income, net realized and unrealized gain (loss) on investments, and the ratio of net investment income to average net assets would have been; $0.15, $0.98, and 1.25%, respectively, for the class A Shares, and $0.07, $0.95, and 0.50%, respectively, for the class C shares.

[3] Total return without applicable sales charge.
[4] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	DIVERSIFIED INCOME FUND
	CLASS A					CLASS C
	Year Ended October 31,					Year Ended October 31,
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$15.06	$18.42	$15.52	$16.37	$15.98	$15.21	$18.58	$15.65	$16.48	$16.07
Income from Investment Operations:
Net investment income	0.31	0.27	0.23	0.26[1]	0.28[1]	0.20	0.14	0.09	0.15[1]	0.16[1]
Net realized and unrealized gain (loss) on investments	(0.47)	(1.54)	3.11	(0.04)	1.64	(0.48)	(1.55)	3.14	(0.03)	1.66
Total from investment operations	(0.16)	(1.27)	3.34	0.22	1.92	(0.28)	(1.41)	3.23	0.12	1.82
Less Distributions From:
Net investment income	(0.31)	(0.28)	(0.24)	(0.27)	(0.29)	(0.20)	(0.15)	(0.10)	(0.15)	(0.17)
Capital gains	(0.89)	(1.81)	(0.20)	(0.80)	(1.24)	(0.89)	(1.81)	(0.20)	(0.80)	(1.24)
Total distributions	(1.20)	(2.09)	(0.44)	(1.07)	(1.53)	(1.09)	(1.96)	(0.30)	(0.95)	(1.41)
Net increase (decrease) in net asset value	(1.36)	(3.36)	2.90	(0.85)	0.39	(1.37)	(3.37)	2.93	(0.83)	0.41
Net Asset Value at end of period	$13.70	$15.06	$18.42	$15.52	$16.37	$13.84	$15.21	$18.58	$15.65	$16.48
Total Return (%)[2]	(1.35)	(7.92)	21.74	1.27	13.51	(2.14)	(8.62)	20.82	0.62	12.72
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$119,989	$136,578	$158,336	$134,213	$139,683	$20,240	$22,524	$20,812	$16,888	$16,090
Ratios of expenses to average net assets (%)	1.00	1.11	1.11	1.10	1.10	1.75	1.86	1.85	1.85	1.84
Ratio of net investment income to average net assets (%)	2.14	1.61	1.27	1.66	1.80	1.39	0.88	0.52	0.91	1.05
Portfolio turnover (%)[3]	118	32	34	31	34	118	32	34	31	34

[1] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2] Total return without applicable sales charge.
[3] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

Madison Funds | October 31, 2023
Financial Highlights for a Share of Beneficial Interest Outstanding

	TAX-FREE VIRGINIA FUND					TAX-FREE NATIONAL FUND
	CLASS Y					CLASS Y
	Year Ended October 31,					Year Ended October 31,
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$10.33	$11.71	$11.89	$11.71	$11.08	$9.73	$10.98	$11.08	$10.96	$10.41
Income from Investment Operations:
Net investment income	0.19	0.18	0.19	0.20[1]	0.23[1]	0.20	0.18	0.18	0.21[1]	0.24[1]
Net realized and unrealized gain (loss) on investments	(0.13)	(1.34)	(0.17)	0.18	0.63	(0.09)	(1.15)	(0.10)	0.15	0.61
Total from investment operations	0.06	(1.16)	0.02	0.38	0.86	0.11	(0.97)	0.08	0.36	0.85
Less Distributions From:
Net investment income	(0.19)	(0.18)	(0.19)	(0.20)	(0.23)	(0.20)	(0.18)	(0.18)	(0.21)	(0.24)
Capital gains	—	(0.04)	(0.01)	—	—	(0.07)	(0.10)	—	(0.03)	(0.06)
Total distributions	(0.19)	(0.22)	(0.20)	(0.20)	(0.23)	(0.27)	(0.28)	(0.18)	(0.24)	(0.30)
Net increase (decrease) in net asset value	(0.13)	(1.38)	(0.18)	0.18	0.63	(0.16)	(1.25)	(0.10)	0.12	0.55
Net Asset Value at end of period	$10.20	$10.33	$11.71	$11.89	$11.71	$9.57	$9.73	$10.98	$11.08	$10.96
Total Return (%)[2]	0.56	(10.01)	0.10	3.24	7.78	1.06	(8.98)	0.75	3.36	8.20
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$16,575	$17,746	$20,620	$21,572	$22,225	$17,114	$17,621	$22,331	$23,377	$23,807
Ratios of expenses to average net assets (%)	0.86	0.86	0.86	0.85	0.85	0.76	0.76	0.76	0.75	0.75
Ratio of net investment income to average net assets (%)	1.82	1.65	1.57	1.66	1.96	2.02	1.74	1.65	1.91	2.19
Portfolio turnover (%)[3]	15	17	10	7	22	16	10	18	13	26

[1] Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
[2] Total return without applicable sales charge.
[3] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	HIGH QUALITY BOND FUND
	CLASS Y
	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$9.99	$11.15	$11.42	$11.11	$10.64
Income from Investment Operations:
Net investment income	0.20	0.13	0.10	0.13[1]	0.21[1]
Net realized and unrealized gain (loss) on investments	(0.01)	(1.11)	(0.24)	0.32	0.47
Total from investment operations	0.19	(0.98)	(0.14)	0.45	0.68
Less Distributions From:
Net investment income	(0.19)	(0.12)	(0.10)	(0.14)	(0.21)
Capital gains	—	(0.06)	(0.03)	—	—
Total distributions	(0.19)	(0.18)	(0.13)	(0.14)	(0.21)
Net increase (decrease) in net asset value	—	(1.16)	(0.27)	0.31	0.47
Net Asset Value at end of period	$9.99	$9.99	$11.15	$11.42	$11.11
Total Return (%)[2]	1.92	(8.88)	(1.21)	4.08	6.43
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$42,307	$61,707	$115,682	$184,881	$90,407
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.50	0.50	0.50	0.49	0.49
After reimbursement of expenses by Adviser (%)	0.50	0.46	0.40	0.46	0.49
Ratio of net investment income (loss) to average net assets:
Before reimbursement of expenses by Adviser (%)	1.91	1.04	0.76	1.17	1.88
After reimbursement of expenses by Adviser (%)	1.91	1.07	0.86	1.20	1.88
Portfolio turnover (%)[3]	45	23	13	21	20

[1] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2] Total return without applicable sales charge.
[3] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

Madison Funds | October 31, 2023
Financial Highlights for a Share of Beneficial Interest Outstanding

	HIGH QUALITY BOND FUND
	CLASS I
	Year Ended October 31,	Period Ended October 31,
	2023	2022*
Net Asset Value at beginning of period	$10.05	$10.84
Income from Investment Operations:
Net investment income	0.22	0.09
Net realized and unrealized gain (loss) on investments	(0.02)	(0.79)
Total from investment operations	0.20	(0.70)
Less Distributions From:
Net investment income	(0.20)	(0.09)
Total distributions	(0.20)	(0.09)
Net increase (decrease) in net asset value	—	(0.79)
Net Asset Value at end of period	$10.05	$10.05
Total Return (%)[1]	2.00	(6.44)[2]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$11,248	$15,078
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.41	0.41[3]
After reimbursement of expenses by Adviser (%)	0.41	0.41[3]
Ratio of net investment income (loss) to average net assets:
Before reimbursement of expenses by Adviser (%)	2.00	1.32[3]
After reimbursement of expenses by Adviser (%)	2.00	1.32[3]
Portfolio turnover (%)[4]	45	23[2]

* Class I shares commenced operations effective March 1, 2022.
[1] Total return without applicable sales charge.
[2] Not annualized.
[3] Annualized.
[4] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

Madison Funds | October 31, 2023
Financial Highlights for a Share of Beneficial Interest Outstanding

	CORE BOND FUND
	CLASS A					CLASS Y
	Year Ended October 31,					Year Ended October 31,
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$8.65	$10.45	$10.78	$10.28	$9.55	$8.60	$10.39	$10.71	$10.25	$9.52
Income from Investment Operations:
Net investment income	0.24	0.16	0.14	0.18[1]	0.24[1]	0.25	0.13	(0.02)	0.20[1]	0.25[1]
Net realized and unrealized gain (loss) on investments	(0.23)	(1.75)	(0.12)	0.53	0.74	(0.21)	(1.69)	0.10	0.52	0.75
Total from investment operations	0.01	(1.59)	0.02	0.71	0.98	0.04	(1.56)	0.08	0.72	1.00
Less Distributions From:
Net investment income	(0.23)	(0.15)	(0.14)	(0.19)	(0.25)	(0.26)	(0.17)	(0.19)	(0.24)	(0.27)
Capital gains	—	(0.06)	(0.21)	(0.02)	—	—	(0.06)	(0.21)	(0.02)	—
Total distributions	(0.23)	(0.21)	(0.35)	(0.21)	(0.25)	(0.26)	(0.23)	(0.40)	(0.26)	(0.27)
Net increase (decrease) in net asset value	(0.22)	(1.80)	(0.33)	0.50	0.73	(0.22)	(1.79)	(0.32)	0.46	0.73
Net Asset Value at end of period	$8.43	$8.65	$10.45	$10.78	$10.28	$8.38	$8.60	$10.39	$10.71	$10.25
Total Return (%)[2]	0.07	(15.47)	0.21	7.00	10.37	0.32	(15.25)	0.73	7.13	10.67
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$29,453	$32,990	$43,577	$47,304	$28,902	$6,482	$6,954	$10,783	$102,811	$121,000
Ratios of expenses to average net assets (%)	0.85	0.85	0.87	0.90	0.90	0.60	0.60	0.65	0.65	0.65
Ratio of net investment income to average net assets (%)	2.65	1.57	1.31	1.78	2.35	2.90	1.80	1.65	2.03	2.60
Portfolio turnover (%)[3]	30	21	30	61	36	30	21	30	61	36

[1] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2] Total return without applicable sales charge.
[3] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	CORE BOND FUND
	CLASS I			CLASS R6
	Year Ended		Period Ended	Year Ended	Period Ended
	October 31,		October 31,	October 31,	October 31,
	2023	2022	2021*	2023	2022**
Net Asset Value at beginning of period	$8.56	$10.36	$10.39	$8.56	$9.90
Income from Investment Operations:
Net investment income	0.27	0.17	0.11	0.27	0.13
Net realized and unrealized gain (loss) on investments	(0.22)	(1.72)	(0.02)	(0.22)	(1.33)
Total from investment operations	0.05	(1.55)	0.09	0.05	(1.20)
Less Distributions From:
Net investment income	(0.27)	(0.19)	(0.12)	(0.27)	(0.14)
Capital gains	—	(0.06)	—	—	—
Total distributions	(0.27)	(0.25)	(0.12)	(0.27)	(0.14)
Net increase (decrease) in net asset value	(0.22)	(1.80)	(0.03)	(0.22)	(1.34)
Net Asset Value at end of period	$8.34	$8.56	$10.36	$8.34	$8.56
Total Return (%)[1]	0.42	(15.20)	0.88[2]	0.50	(12.22)[2]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$52,699	$45,963	$133,692	$92,952	$93,641
Ratios of expenses to average net assets (%)	0.50	0.50	0.50[3]	0.42	0.42[3]
Ratio of net investment income to average net assets (%)	3.01	1.77	1.57[3]	3.09	2.20[3]
Portfolio turnover (%)[4]	30	21	30[2]	30	21[2]

* Class I shares commenced operations effective March 1, 2021.
** Class R6 shares commenced operations effective March 1, 2022.
[1] Total return without applicable sales charge.
[2] Not annualized.
[3] Annualized.
[4] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

Madison Funds | October 31, 2023
Financial Highlights for a Share of Beneficial Interest Outstanding

	COVERED CALL & EQUITY INCOME FUND
	CLASS A					CLASS C					CLASS Y
	Year Ended October 31,					Year Ended October 31,					Year Ended October 31,
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$9.19	$9.60	$7.80	$7.84	$8.52	$8.27	$8.74	$7.19	$7.31	$8.04	$9.57	$9.95	$8.05	$8.06	$8.73
Income from Investment Operations:
Net investment income (loss)	0.32	0.05	0.02	(0.09)[1]	0.03[1]	0.59	0.05	(0.08)	(0.18)[1]	(0.05)[1]	0.17	(0.21)	0.04	(0.39)[1]	0.12[1]
Net realized and unrealized gain (loss) on investments	0.33	0.17	2.37	0.60	0.05	(0.06)	0.10	2.21	0.60	0.07	0.54	0.46	2.45	0.94	(0.02)
Total from investment operations	0.65	0.22	2.39	0.51	0.08	0.53	0.15	2.13	0.42	0.02	0.71	0.25	2.49	0.55	0.10
Less Distributions From:
Net investment income	(0.66)	(0.43)	(0.43)	(0.39)	(0.44)	(0.65)	(0.42)	(0.42)	(0.38)	(0.43)	(0.67)	(0.43)	(0.43)	(0.40)	(0.45)
Capital gains	—	(0.20)	(0.16)	(0.16)	(0.32)	—	0.20	(0.16)	(0.16)	(0.32)	—	(0.20)	(0.16)	(0.16)	(0.32)
Total distributions	(0.66)	(0.63)	(0.59)	(0.55)	(0.76)	(0.65)	(0.62)	(0.58)	(0.54)	(0.75)	(0.67)	(0.63)	(0.59)	(0.56)	(0.77)
Net increase (decrease) in net asset value	(0.01)	(0.41)	1.80	(0.04)	(0.68)	(0.12)	(0.47)	1.55	(0.12)	(0.73)	0.04	(0.38)	1.90	(0.01)	(0.67)
Net Asset Value at end of period	$9.18	$9.19	$9.60	$7.80	$7.84	$8.15	$8.27	$8.74	$7.19	$7.31	$9.61	$9.57	$9.95	$8.05	$8.06
Total Return (%)[2]	7.18	2.50	31.18	7.10	1.46	6.41	1.92	30.17	6.31	0.68	7.49	2.78	31.54	7.34	1.60
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$20,690	$14,044	$14,811	$11,996	$13,748	$14,192	$8,365	$8,336	$7,156	$8,191	$57,277	$36,964	$66,982	$59,966	$102,018
Ratios of expenses to average net assets (%)	1.26	1.26	1.26	1.25	1.25	2.01	2.01	2.01	2.01	2.00	1.01	1.01	1.01	1.01	1.00
Ratio of net investment income (loss) to average net assets (%)	1.50	0.57	0.09	0.70	1.05	0.75	(0.18)	(0.66)	(0.05)	0.29	1.75	0.84	0.34	0.98	1.28
Portfolio turnover (%)[3]	102	99	162	108	116	102	99	162	108	116	102	99	162	108	116

[1] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2] Total return without applicable sales charge.
[3] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	COVERED CALL & EQUITY INCOME FUND
	CLASS I1
	Year Ended October 31,	Period Ended October 31,
	2023	2022
Net Asset Value at beginning of period	$9.57	$9.79
Income from Investment Operations:
Net investment income	0.29	0.38
Net realized and unrealized gain (loss) on investments	0.43	(0.18)
Total from investment operations	0.72	0.20
Less Distributions From:
Net investment income	(0.67)	(0.42)
Total distributions	(0.67)	(0.42)
Net increase (decrease) in net asset value	0.05	(0.22)
Net Asset Value at end of period	$9.62	$9.57
Total Return (%)[2]	7.61	2.22[3]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$150,951	$75,060
Ratios of expenses to average net assets (%)	0.96	0.96[4]
Ratio of net investment income (loss) to average net assets (%)	1.80	1.06[4]
Portfolio turnover (%)[5]	102	99[3]

[1] Class I shares commenced operations effective March 1, 2022.
[2] Total return without applicable sales charge.
[3] Not annualized.
[4] Annualized
[5] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

Madison Funds | October 31, 2023
Financial Highlights for a Share of Beneficial Interest Outstanding

	COVERED CALL & EQUITY INCOME FUND
	CLASS R6
	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$9.74	$10.12	$8.17	$8.16	$8.81
Income from Investment Operations:
Net investment income (loss)	0.03	0.04	0.17	(0.45)[1]	0.18[1]
Net realized and unrealized gain (loss) on investments	0.71	0.23	2.37	1.02	(0.06)
Total from investment operations	0.74	0.27	2.54	0.57	0.12
Less Distributions From:
Net investment income	(0.67)	(0.45)	(0.43)	(0.40)	(0.45)
Capital gains	—	(0.20)	(0.16)	(0.16)	(0.32)
Total distributions	(0.67)	(0.65)	(0.59)	(0.56)	(0.77)
Net increase (decrease) in net asset value	0.07	(0.38)	1.95	0.01	(0.65)
Net Asset Value at end of period	$9.81	$9.74	$10.12	$8.17	$8.16
Total Return (%)[2]	7.71	2.89	31.69	7.51	1.82
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,178	$765	$544	$1,439	$2,385
Ratios of expenses to average net assets (%)	0.88	0.88	0.88	0.87	0.87
Ratio of net investment income) to average net assets (%)	1.85	0.95	0.60	1.10	1.41
Portfolio turnover (%)[3]	102	99	162	108	116

[1] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2] Total return without applicable sales charge.
[3] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	DIVIDEND INCOME FUND
	Class A*
	Year Ended	Year Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,	October 31,
	2023	2022	2021	2020
Net Asset Value at beginning of period	$29.27	$34.13	$26.10	$25.17
Income from Investment Operations:
Net investment income	0.56	0.52	0.39	0.16[1]
Net realized and unrealized gain (loss) on investments	(1.90)	(1.73)	8.06	0.98
Total from investment operations	(1.34)	(1.21)	8.45	1.14
Less Distributions From:
Net investment income	(0.58)	(0.44)	(0.42)	(0.21)
Capital gains	(2.01)	(3.21)	—	—
Total distributions	(2.59)	(3.65)	(0.42)	(0.21)
Net increase (decrease) in net asset value	(3.93)	(4.86)	8.03	0.93
Net Asset Value at end of period	$25.34	$29.27	$34.13	$26.10
Total Return (%)[2]	(5.23)	(4.23)	32.52	4.53[3]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$48,746	$55,902	$62,716	$51,207
Ratios of expenses to average net assets (%)	1.16	1.16	1.16	1.17[4]
Ratio of net investment income (loss) to average net assets ($)	1.97	1.64	1.25	1.09[4]
Portfolio turnover (%)[5]	26	33	31	33[3]

∗ Class A shares commenced operations effective June 1, 2020.
[1] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2] Total return without applicable sales charge.
[3] Not Annualized.
[4] Annualized.
[5] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

Madison Funds | October 31, 2023
Financial Highlights for a Share of Beneficial Interest Outstanding

	DIVIDEND INCOME FUND
	CLASS Y
	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$29.29	$34.19	$26.14	$27.65	$27.01
Income from Investment Operations:
Net investment income	0.69	0.60	0.50	0.51[1]	0.46[1]
Net realized and unrealized gain (loss) on investments	(1.96)	(1.73)	8.03	(0.88)	3.12
Total from investment operations	(1.27)	(1.13)	8.53	(0.37)	3.58
Less Distributions From:
Net investment income	(0.65)	(0.56)	(0.48)	(0.45)	(0.43)
Capital gains	(2.01)	(3.21)	—	(0.69)	(2.51)
Total distributions	(2.66)	(3.77)	(0.48)	(1.14)	(2.94)
Net increase (decrease) in net asset value	(3.93)	(4.90)	8.05	(1.51)	0.64
Net Asset Value at end of period	$25.36	$29.29	$34.19	$26.14	$27.65
Total Return (%)[2]	(4.99)	(3.98)	32.81	(1.42)	15.48
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$98,291	$165,998	$188,287	$171,733	$220,725
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.91	0.91	0.91	1.02	1.10
After reimbursement of expenses by Adviser (%)	0.91	0.91	0.91	0.93	0.95
Ratio of net investment income (loss) to average net assets:
Before reimbursement of expenses by Adviser (%)	2.23	1.89	1.50	1.72	1.64
After reimbursement and waiver of expenses by Adviser (%)	2.23	1.89	1.50	1.81	1.79
Portfolio turnover (%)[3]	26	33	31	33	28

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income
[2] Total return without applicable sales charge.
[3] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

Madison Funds | October 31, 2023
Financial Highlights for a Share of Beneficial Interest Outstanding

	DIVIDEND INCOME FUND
	Class I
				Period Ended
	Year Ended October 31,			October 31,
	2023	2022	2021	2020[1]
Net Asset Value at beginning of period	$29.27	$34.20	$26.14	$27.19
Income from Investment Operations:
Net investment income	0.67	0.63	0.52	0.06[2]
Net realized and unrealized gain (loss) on investments	(1.91)	(1.73)	8.05	(1.02)
Total from investment operations	(1.24)	(1.10)	8.57	(0.96)
Less Distributions From:
Net investment income	(0.68)	(0.62)	(0.51)	(0.09)
Capital gains	(2.01)	(3.21)	—	—
Total distributions	(2.69)	(3.83)	(0.51)	(0.09)
Net increase (decrease) in net asset value	(3.93)	(4.93)	8.06	(1.05)
Net Asset Value at end of period	$25.34	$29.27	$34.20	$26.14
Total Return (%)[3]	(4.90)	(3.88)	32.95	(3.53)[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$38,826	$59,812	$72,215	$51,725
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.81	0.81	0.81	0.82[5]
After reimbursement of expenses by Adviser (%)	0.81	0.81	0.81	0.82[5]
Ratio of net investment income (loss) to average net assets
Before reimbursement of expenses by Adviser (%)	2.34	2.02	1.60	1.55[5]
After reimbursement and waiver of expenses by Adviser (%)	2.34	2.02	1.60	1.55[5]
Portfolio turnover (%)[6]	26	33	31	33[4]

[1] Class I shares commenced operations effective September 1, 2020.
[2] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3] Total return without applicable sales charge.
[4] Not Annualized.
[5] Annualized.
[6] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

DIVIDEND INCOME FUND
	CLASS R6
	Year Ended	Period Ended
	October 31,	October 31,
	2023	2022*
Net Asset Value at beginning of period	$29.28	$31.05
Income from Investment Operations:
Net investment income	0.63	0.39
Net realized and unrealized gain (loss) on investments	(1.85)	(1.72)
Total from investment operations	(1.22)	(1.33)
Less Distributions From:
Net investment income	(0.70)	(0.44)
Capital gains	(2.01)	—
Total distributions	(2.71)	(0.44)
Net increase (decrease) in net asset value	(3.93)	(1.77)
Net Asset Value at end of period	$25.35	$29.28
Total Return (%)[1]	(4.82)	(4.25)[2]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$11,657	$19,575
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.73	0.73[3]
After reimbursement of expenses by Adviser (%)	0.73	0.73[3]
Ratio of net investment income (loss) to average net assets:
After reimbursement and waiver of expenses by Adviser (%)	2.41	2.03
Portfolio turnover (%)[4]	26	33[2]

* Class R6 shares commenced operations effective March 1, 2022.
[1] Total return without applicable sales charge.
[2] Not Annualized.
[3] Annualized.
[4] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

Madison Funds | October 31, 2023
Financial Highlights for a Share of Beneficial Interest Outstanding

	INVESTORS FUND
	CLASS A					CLASS Y					CLASS R6
	Year Ended October 31,					Year Ended October 31,					Year Ended October 31,
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$23.65	$28.72	$23.81	$23.76	$23.85	$23.72	$28.78	$23.84	$23.83	$23.92	$23.95	$29.09	$24.12	$24.06	$24.07
Income from Investment Operations:
Net investment income (loss)	(0.01)	(0.01)	(0.01)	0.04[1]	0.06[1]	0.06	0.05	0.12	0.14[1]	0.12[1]	0.11	0.08	0.11	0.03[1]	0.16[1]
Net realized and unrealized gain (loss) on investments	3.09	(2.92)	7.29	1.31	3.39	3.09	(2.93)	7.24	1.29	3.39	3.10	(2.93)	7.37	1.45	3.43
Total from investment operations	3.08	(2.93)	7.28	1.35	3.45	3.15	(2.88)	7.36	1.43	3.51	3.21	(2.85)	7.48	1.48	3.59
Less Distributions From:
Net investment income	—	—	—	—	(0.10)	(0.06)	(0.04)	(0.05)	(0.12)	(0.16)	(0.14)	(0.15)	(0.14)	(0.12)	(0.16)
Capital gains	(1.45)	(2.14)	(2.37)	(1.30)	(3.44)	(1.45)	(2.14)	(2.37)	(1.30)	(3.44)	(1.45)	(2.14)	(2.37)	(1.30)	(3.44)
Total distributions	(1.45)	(2.14)	(2.37)	(1.30)	(3.54)	(1.51)	(2.18)	(2.42)	(1.42)	(3.60)	(1.59)	(2.29)	(2.51)	(1.42)	(3.60)
Net increase (decrease) in net asset value	1.63	(5.07)	4.91	0.05	(0.09)	1.64	(5.06)	4.94	0.01	(0.09)	1.62	(5.14)	4.97	0.06	(0.01)
Net Asset Value at end of period	$25.28	$23.65	$28.72	$23.81	$23.76	$25.36	$23.72	$28.78	$23.84	$23.83	$25.57	$23.95	$29.09	$24.12	$24.06
Total Return (%)[2]	13.75	(11.33)	32.37	5.75	18.37	14.03	(11.13)	32.72	6.06	18.63	14.23	(10.96)	32.96	6.21	18.88
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$93,711	$88,286	$108,515	$88,934	$86,476	$97,446	$89,391	$112,166	$157,991	$244,443	$61,787	$50,843	$84,331	$70,490	$8,063
Ratios of expenses to average net assets (%)	1.16	1.16	1.16	1.18	1.20	0.91	0.91	0.91	0.94	0.95	0.73	0.73	0.73	0.74	0.77
Ratio of net investment income to average net assets (%)	(0.03)	(0.05)	(0.03)	0.18	0.23	0.22	0.21	0.25	0.54	0.47	0.40	0.41	0.39	0.26	0.65
Portfolio turnover (%)[3]	22	18	17	41	23	22	18	17	41	23	22	18	17	41	23

[1] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2] Total return without applicable sales charge.
[3] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	INVESTORS FUND
	CLASS I
				Period Ended
	Year Ended October 31,			October 31,
	2023	2022	2021	2020[1]
Net Asset Value at beginning of period	$23.67	$28.75	$23.84	$24.51
Income from Investment Operations:
Net investment income (loss)	0.10	0.07	0.10	0.00[2,3]
Net realized and unrealized gain on investments	3.07	(2.91)	7.28	(0.67)
Total from investment operations	3.17	(2.84)	7.38	(0.67)
Less Distributions From:
Net investment income	(0.11)	(0.10)	(0.10)	—
Capital gains	(1.45)	(2.14)	(2.37)	—
Total distributions	(1.56)	(2.24)	(2.47)	—
Net increase (decrease) in net asset value	1.61	(5.08)	4.91	(0.67)
Net Asset Value at end of period	$25.28	$23.67	$28.75	$23.84
Total Return (%)[4]	14.17	(11.03)	32.87	(2.73)[5]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$80,308	$71,885	$104,617	$20,643
Ratios of expenses to average net assets:	0.81	0.81	0.81	0.82[6]
Ratio of net investment income to average net assets (%)	0.31	0.31	0.30	0.02[6]
Portfolio turnover (%)[7]	22	18	17	41[5]

[1] Class I shares commenced operations effective September 1, 2020.
[2] Amounts represent less than $0.005 per share.
[3] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[4] Total return without applicable sales charge.
[5] Not annualized.
[6] Annualized.
[7] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

Madison Funds | October 31, 2023
Financial Highlights for a Share of Beneficial Interest Outstanding

	SUSTAINABLE EQUITY FUND
	CLASS Y		CLASS I
	Year Ended	Period Ended	Year Ended	Period Ended
	October 31,	October 31,	October 31,	October 31,
	2023	2022[1]	2023	2022[1]
Net Asset Value at beginning of period	$8.21	$10.00	$8.22	$10.00
Income from Investment Operations:
Net investment income (loss)	0.07	0.03	0.09	0.03
Net realized and unrealized gain on investments	0.07	(1.82)	0.33	(1.81)
Total from investment operations	0.41	(1.79)	0.42	(1.78)
Less Distributions From:
Net investment income	(0.04)	—	(0.05)	—
Total Distributions	(0.04)	—	(0.05)	—
Net increase (decrease) in net asset value	0.37	(1.79)	0.37	(1.78)
Net Asset Value at end of period	$8.58	$8.21	$8.59	$8.22
Total Return (%)[2]	5.00	(17.90)[3]	5.10	(17.80)[3]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$101	$82	$7,958	$9,198
Ratios of expenses to average net assets:	0.91	0.89[4]	0.81	0.81[4]
Ratio of net investment income to average net assets (%)	0.82	0.46[4]	0.93	0.60[4]
Portfolio turnover (%)[5]	34	12[3]	34	12[3]

[1] The Sustainable Equity Fund was launched on December 31, 2021 and commenced operations effective January 3, 2022.
[2] Total return without applicable sales charge.
[3] Not annualized.
[4] Annualized.
[5] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	MID CAP FUND
	CLASS A
	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$11.68	$13.68	$10.26	$11.09	$9.77
Income from Investment Operations:
Net investment loss	(0.04)	(0.09)	(0.07)	(0.08)[1]	(0.07)[1]
Net realized and unrealized gain (loss) on investments	1.27	(1.27)	3.91	(0.32)	2.07
Total from investment operations	1.23	(1.36)	3.84	(0.40)	2.00
Less Distributions From:
Capital gains	(0.25)	(0.64)	(0.42)	(0.43)	(0.68)
Total distributions	(0.25)	(0.64)	(0.42)	(0.43)	(0.68)
Net increase (decrease) in net asset value	0.98	(2.00)	3.42	(0.83)	1.32
Net Asset Value at end of period	$12.66	$11.68	$13.68	$10.26	$11.09
Total Return (%)[2]	10.68	(10.62)	38.24	(3.81)	22.65
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$66,717	$63,417	$76,625	$58,782	$66,250
Ratios of expenses to average net assets (%)	1.39	1.40	1.39	1.40	1.40
Ratio of net investment income to average net assets (%)	(0.25)	(0.59)	(0.50)	(0.64)	(0.59)
Portfolio turnover (%)[3]	10	24	24	24	25

[1] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2] Total return without applicable sales charge.
[3] Portfolio turnover is calculated at the fund level and represents the entire fiscal year.

Madison Funds | October 31, 2023
Financial Highlights for a Share of Beneficial Interest Outstanding

	MID CAP FUND
	CLASS Y
	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$12.58	$14.62	$10.89	$11.71	$10.23
Income from Investment Operations:
Net investment loss	0.03	(0.03)	0.02	(0.03)[1]	(0.02)[1]
Net realized and unrealized gain (loss) on investments	1.36	(1.37)	4.13	(0.36)	2.18
Total from investment operations	1.39	(1.40)	4.15	(0.39)	2.16
Less Distributions From:
Net Investment Income	–	(0.00)[2]	—	(0.00)[2]	—
Capital gains	(0.25)	(0.64)	(0.42)	(0.43)	(0.68)
Total distributions	(0.25)	(0.64)	(0.42)	(0.43)	(0.68)
Net increase (decrease) in net asset value	1.14	(2.04)	3.73	(0.82)	1.48
Net Asset Value at end of period	$13.72	$12.58	$14.62	$10.89	$11.71
Total Return (%)[3]	11.20	(10.17)	38.89	(3.52)	23.27
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$260,474	$253,477	$263,892	$323,841	$463,768
Ratios of expenses to average net assets (%)	0.94	0.95	0.95	0.97	0.98
Ratio of net investment income (loss) to average net assets (%)	0.20	(0.14)	(0.04)	(0.20)	(0.18)
Portfolio turnover (%)[4]	10	24	24	24	25

[1] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2] Amounts represent less than $(0.005) per share.
[3] Total return without applicable sales charge.
[4] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	MID CAP FUND
	CLASS I
				Period Ended
	Year Ended October 31,			October 31,
	2023	2022	2021	2020[1]
Net Asset Value at beginning of period	$12.60	$14.64	$10.90	$11.21
Income from Investment Operations:
Net investment loss	0.04	0.00[2]	(0.03)	0.01[3]
Net realized and unrealized gain (loss) on investments	1.36	(1.38)	4.19	(0.30)
Total from investment operations	1.40	(1.38)	4.16	(0.31)
Less Distributions From:
Net Investment Income	—	(0.02)	(0.00)[2]	—
Capital gains	(0.25)	(0.64)	(0.42)	—
Total distributions	(0.25)	(0.66)	(0.42)	—
Net increase (decrease) in net asset value	1.15	(2.04)	3.74	(0.31)
Net Asset Value at end of period	$13.75	$12.60	$14.64	$10.90
Total Return (%)[4]	11.26	(10.08)	39.01	(2.77)[5]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$376,668	$274,918	$286,235	$61,805
Ratios of expenses to average net assets (%)	0.84	0.85	0.85	0.86[6]
Ratio of net investment income (loss) to average net assets (%)	0.28	(0.04)	(0.01)	(0.43)[6]
Portfolio turnover (%)[7]	10	24	24	24[5]

[1] Class I shares commenced operations effective September 1, 2020.
[2] Amounts represent less than $(0.005) per share.
[3] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[4] Total return without applicable sales charge.
[5] Not annualized.
[6] Annualized.
[7] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

Madison Funds | October 31, 2023
Financial Highlights for a Share of Beneficial Interest Outstanding

	MID CAP FUND
	CLASS R6
	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$12.94	$15.04	$11.19	$11.99	$10.44
Income from Investment Operations:
Net investment Income (loss)	0.04	0.01	0.02	(0.02)[1]	(0.10)[1]
Net realized and unrealized gain (loss) on investments	1.42	(1.43)	4.27	(0.35)	2.33
Total from investment operations	1.46	(1.42)	4.29	(0.37)	2.23
Less Distributions From:
Net Investment Income	—	(0.04)	(0.02)	(0.00)[2]	—
Capital gains	(0.25)	(0.64)	(0.42)	(0.43)	(0.68)
Total distributions	(0.25)	(0.68)	(0.44)	(0.43)	(0.68)
Net increase (decrease) in net asset value	1.21	(2.10)	3.85	(0.80)	1.55
Net Asset Value at end of period	$14.15	$12.94	$15.04	$11.19	$11.99
Total Return (%)[3]	11.43	(10.07)	39.20	(3.26)	23.49
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$114,320	$88,723	$105,878	$91,562	$55,417
Ratios of expenses to average net assets (%)	0.76	0.77	0.77	0.77	0.76
Ratio of net investment income to average net assets (%)	0.37	0.05	0.14	(0.03)	(0.06)
Portfolio turnover (%)[4]	10	24	24	24	25

[1] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2] Amounts represent less than $0.005 per share.
[3] Total return without applicable sales charge.
[4] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	SMALL CAP FUND
	CLASS A
					Period Ended	Inception to
	Year Ended October 31,				October 31,	September 30,
	2023	2022	2021	2020	2019[2]	2019[1]
Net Asset Value at beginning of period	$9.22	$15.55	$11.04	$11.14	$10.82	$10.53
Income from Investment Operations:
Net investment income (loss)	(0.04)	(0.05)	(0.09)	(0.02)[3]	(0.01)[3]	(0.01)[3]
Net realized and unrealized gain (loss) on investments	(0.14)	(2.81)	5.46	0.36	0.33	0.30
Total from investment operations	(0.18)	(2.86)	5.37	0.34	0.32	0.29
Less Distributions From:
Capital gains	(0.48)	(3.47)	(0.86)	(0.44)	—	—
Total distributions	(0.48)	(3.47)	(0.86)	(0.44)	—	—
Net increase (decrease) in net asset value	(0.66)	(6.33)	4.51	(0.10)	0.32	0.29
Net Asset Value at end of period	$8.56	$9.22	$15.55	$11.04	$11.14	$10.82
Total Return (%)[4]	(1.94)	(23.74)	50.17	3.02	2.96[5]	2.75[5]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$3,275	$3,417	$4,847	$2,958	$3,457	$3,420
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.35	1.35	1.39	1.51	1.50[6]	1.50[6]
After reimbursement of expenses by Adviser (%)	1.35	1.35	1.38	1.47	1.46[6]	1.46[6]
Ratios of net investment income to average net assets:
Before reimbursement of expenses by Adviser (%)	(0.42)	(0.52)	(0.67)	(0.18)	(1.07)[6]	(1.28)[6]
After reimbursement of expenses by Adviser (%)	(0.42)	(0.52)	(0.66)	(0.14)	(1.03)[6]	(1.24)[6]
Portfolio turnover (%)[7]	39	41	44	47	3	73 [5]

[1] For accounting purposes, the Small Cap Fund Class A is treated as having commenced investment operations on August 31, 2019.
[2] Disclosure represents the period October 1, 2019 to October 31, 2019.
[3] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[4] Total return without applicable sales charge.
[5] Not annualized.
[6] Annualized.
[7] Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

Madison Funds | October 31, 2023
Financial Highlights for a Share of Beneficial Interest Outstanding

	SMALL CAP FUND
	CLASS Y
					Period Ended	Year Ended
	Year Ended October 31,				October 31,	September 30,
	2023	2022	2021	2020	2019[1]	2019
Net Asset Value at beginning of period	$9.35	$15.69	$11.11	$11.19	$10.87	$15.56
Income from Investment Operations:
Net investment income (loss)	(0.02)	(0.03)	(0.07)	0.02[2]	(0.01)[2]	(0.04)[2]
Net realized and unrealized gain (loss) on investments	(0.14)	(2.84)	5.51	0.35	0.33	(1.39)
Total from investment operations	(0.16)	(2.87)	5.44	0.37	0.32	(1.43)
Less Distributions From:
Net investment income	—	(0.00)[3]	—	(0.01)	—	—
Capital gains	(0.48)	(3.47)	(0.86)	(0.44)	—	(3.26)
Total distributions	(0.48)	(3.47)	(0.86)	(0.45)	—	(3.26)
Net increase (decrease) in net asset value	(0.64)	(6.34)	4.58	(0.08)	0.32	(4.69)
Net Asset Value at end of period	$8.71	$9.35	$15.69	$11.11	$11.19	$10.87
Total Return (%)[4]	(1.69)	(23.55)	50.50	3.27	2.94[5]	(8.81)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$143,591	$166,238	$253,625	$215,890	$263,527	$274,824
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.10	1.10	1.15	1.26	1.25[6]	1.29
After reimbursement of expenses by Adviser (%)	1.10	1.10	1.14	1.22	1.21[6]	1.29
Ratios of net investment income to average net assets:
Before reimbursement of expenses by Adviser (%)	(0.17)	(0.27)	(0.42)	0.08	(0.82)[6]	(0.36)
After reimbursement of expenses by Adviser (%)	(0.17)	(0.27)	(0.40)	0.12	(0.78)[6]	(0.36)
Portfolio turnover (%)[7]	39	41	44	47	3 5	73

[1] Disclosure represents the period October 1, 2019 to October 31, 2019.
[2] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3] Amounts represent less than $(0.005) per share.
[4] Total return without applicable sales charge.
[5] Not annualized.
[6] Annualized.
[7] Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

	SMALL CAP FUND
	CLASS I
			Period Ended
	Year Ended October 31,		October 31,
	2023	2022	2021[1]
Net Asset Value at beginning of period	$9.36	$15.70	$14.41
Income from Investment Operations:
Net investment income (loss)	(0.01)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.15)	(2.83)	1.32
Total from investment operations	(0.16)	(2.85)	1.29
Less Distributions From:
Net investment income	—	(0.02)	—
Capital gains	(0.48)	(3.47)	—
Total distributions	(0.48)	(3.49)	—
Net increase (decrease) in net asset value	(0.64)	(6.34)	1.29
Net Asset Value at end of period	$8.72	$9.36	$15.70
Total Return (%)[2]	(1.58)	(23.52)	8.95[3]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$11,925	$13,863	$21,868
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.00	1.00	1.00[4]
After reimbursement of expenses by Adviser (%)	1.00	1.00	1.00[4]
Ratios of net investment income to average net assets:
Before reimbursement of expenses by Adviser (%)	(0.07)	(0.16)	(0.36)[4]
After reimbursement of expenses by Adviser (%)	(0.07)	(0.16)	(0.36)[4]
Portfolio turnover (%)	39	41	44[3]

[1] Class I shares commenced operations effective March 1, 2021.
[2] Total return without applicable sales charge.
[3] Not annualized.
[4] Annualized.

Madison Funds | October 31, 2023
Financial Highlights for a Share of Beneficial Interest Outstanding

	SMALL CAP FUND
	CLASS R6
	Year Ended	Period Ended
	October 31,	October 31,
	2023	2022[1]
Net Asset Value at beginning of period	$9.36	$11.30
Income from Investment Operations:
Net investment loss	—	(0.00)[2]
Net realized and unrealized gain on investments	(0.14)	(1.94)
Total from investment operations	(0.14)	(1.94)
Less Distributions From:
Capital gains	(0.48)	—
Total distributions	(0.48)	—
Net increase (decrease) in net asset value	(0.62)	(1.94)
Net Asset Value at end of period	$8.74	$9.36
Total Return (%)[3]	(1.46)	(17.17)[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$220	$161
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.92	0.92[5]
After reimbursement of expenses by Adviser (%)	0.92	0.92[5]
Ratios of net investment income to average net assets:
Before reimbursement of expenses by Adviser (%)	(0.01)	(0.06)[5]
After reimbursement of expenses by Adviser (%)	(0.01)	(0.06)[5]
Portfolio turnover (%)[6]	39	41[4]

[1] Class R6 shares commenced operations effective March 1, 2022.
[2] Amounts represent less than $ (0.005) per share.
[3] Total return without applicable sales charge.
[4] Not Annualized.
[5] Annualized.
[6] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

	INTERNATIONAL STOCK FUND
	CLASS A					CLASS Y
	Year Ended October 31,					Year Ended October 31,
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019
Net Asset Value at beginning of period	$7.34	$13.67	$11.83	$13.53	$12.92	$7.28	$13.64	$11.83	$13.57	$12.96
Income from Investment Operations:
Net investment income (loss)	0.01	0.08	0.07	0.06[1]	0.18[1]	0.41	(1.21)	0.41	1.30[1]	0.62[1]
Net realized and unrealized gain (loss) on investments	0.60	(2.78)	2.35	(0.89)	0.99	0.22	(1.46)	2.05	(2.10)	0.58
Total from investment operations	0.61	(2.70)	2.42	(0.83)	1.17	0.63	(2.67)	2.46	(0.80)	1.20
Less Distributions From:
Net investment income	(0.02)	(0.07)	(0.06)	(0.19)	(0.19)	(0.04)	(0.13)	(0.13)	(0.26)	(0.22)
Capital gains	—	(3.56)	(0.52)	(0.68)	(0.37)	—	(3.56)	(0.52)	(0.68)	(0.37)
Total distributions	(0.02)	(3.63)	(0.58)	(0.87)	(0.56)	(0.04)	(3.69)	(0.65)	(0.94)	(0.59)
Net increase (decrease) in net asset value	0.59	(6.33)	1.84	(1.70)	0.61	0.59	(6.36)	1.81	(1.74)	0.61
Net Asset Value at end of period	$7.93	$7.34	$13.67	$11.83	$13.53	$7.87	$7.28	$13.64	$11.83	$13.57
Total Return (%)[2]	8.34	(26.52)	20.48	(6.78)	9.85	8.68	(26.39)	20.83	(6.58)	10.10
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$11,104	$10,896	$16,375	$14,602	$17,209	$645	$666	$888	$823	$1,310
Ratios of expenses to average net assets (%)	1.61	1.61	1.61	1.60	1.60	1.36	1.36	1.36	1.36	1.35
Ratio of net investment income to average net assets (%)	0.31	0.30	0.53	0.50	1.42	0.57	0.55	0.79	0.73	1.67
Portfolio turnover (%)[3]	22	31	120	34	37	22	31	120	34	37

[1] Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2] Total return without applicable sales charge.
[3] Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

APPENDIX

Sales Charge Waivers
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Funds or through a financial intermediary. Financial intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. Please contact the applicable financial intermediary with any questions regarding how the financial intermediary applies the policies described below and to ensure that you understand what steps you must take to qualify for any available waivers or discounts. For waivers and discounts not available through a particular financial intermediary, shareholders will have to purchase fund shares directly from the Funds or through another financial intermediary to receive these waivers or discounts. If you change financial intermediaries after you purchase fund shares, the policies and procedures of the new service provider (either your new financial intermediary or the Fund’s transfer agent) will apply to your account. Those policies may be more or less favorable than those offered by the financial intermediary through which you purchased your fund shares. You should review any policy differences before changing financial intermediaries.
This Appendix details the availability and/or variations in sales load waivers or discounts based on information provided by the financial intermediary. These waivers or discounts, which may differ from and may be more or less limited than those disclosed elsewhere in the Funds’ prospectus or SAI, are subject to change.
Edward D. Jones & Co., L.P. ("Edward Jones")
Effective on or after January 1st 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information ("SAI") or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
•Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
Rights of Accumulation ("ROA")
•The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
•The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
•ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent ("LOI")
•Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
•If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
•Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
•Shares purchased in an Edward Jones fee-based program.
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment. Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following:
•The redemption and repurchase occur in the same account.
•The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
•Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

•Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
•Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
•Purchases of Class 529-A shares made for recontribution of refunded amounts.
Contingent Deferred Sales Charge ("CDSC") Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
•The death or disability of the shareholder.
•Systematic withdrawals with up to 10% per year of the account value.
•Return of excess contributions from an Individual Retirement Account (IRA).
•Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
•Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
•Shares exchanged in an Edward Jones fee-based program.
•Shares acquired through NAV reinstatement.
•Shares redeemed at the discretion of Edward Jones for Minimums Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•Initial purchase minimum: $250
•Subsequent purchase minimum: none
Minimum Balances
•Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
•A fee-based account held on an Edward Jones platform
•A 529 account held on an Edward Jones platform
•An account with an active systematic investment plan or LOI
Exchanging Share Classes
•At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch")
Effective April 10, 2017, shareholders purchasing fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the funds’ prospectus or SAI.
Front-end sales load waivers on Class A shares available at Merrill Lynch
•Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.
•Shares purchased by or through a 529 Plan.
•Shares purchased through a Merrill Lynch affiliated investment advisory program.
•Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform.
•Shares purchased through the Merrill Edge Self-Directed platform.
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date.
•Employees and registered representatives of Merrill Lynch or its affiliates and their family members.
•Trustees of the Madison Funds, and employees of Madison Asset Management, LLC or any of its affiliates, as described in the funds' prospectus.
•Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as rights of reinstatement).
CDSC waivers on Class A shares and Class C shares available at Merrill Lynch
•Death or disability of the shareholder.
•Shares sold as part of a systematic withdrawal plan as described in the funds' prospectus.
•Return of excess contributions from an IRA Account.
•Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72.
•Shares sold to pay Merrill Lynch fees but only if the transaction is initialed by Merrill Lynch.
•Shares acquired through a right of reinstatement.
•Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to Class A shares and Class C shares only).
Front-end sales load discounts available at Merrill Lynch: breakpoints, rights of accumulation, and letters of intent
•Breakpoints as described in the funds' prospectus.

•Rights of Accumulation (ROA), which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
•Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

Morgan Stanley Smith Barney
Effective July 1, 2018, shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account which is not held directly at the fund will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the funds' prospectus or SAI:
•Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
•Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.
•Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
•Shares purchased through a Morgan Stanley self-directed brokerage account.
•Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.
•Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James & Associates, Inc., Raymond James Financial Services, Inc., & Raymond James affiliates (“Raymond James")
Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the funds' prospectus or SAI.
Front-end sales load waivers on Class A shares available at Raymond James
•Shares purchased in an investment advisory program.
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
•Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
•A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
•Death or disability of the shareholder.
•Shares sold as part of a systematic withdrawal plan as described in the funds' prospectus.
•Return of excess contributions from an IRA Account.
•Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72.
•Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
•Shares acquired through a right of reinstatement.
Front-end sales load discounts available at Raymond James: breakpoints and/or rights of accumulation
•Breakpoints as described in the funds' prospectus.
•Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. (“Baird”):
Effective June 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
Front-End Sales Charge Waivers on Investors A-shares Available at Baird
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
•Shares purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird.
•Shares purchased using the proceeds of redemptions from a fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
•A shareholder in the fund's Class C shares will have their share converted at net asset value to Class A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.

•Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
CDSC Waivers on Investor A and C shares Available at Baird
•Shares sold due to death or disability of the shareholder.
•Shares sold as part of a systematic withdrawal plan as described in the funds' prospectus.
•Shares bought due to returns of excess contributions from an IRA Account.
•Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the funds' prospectus.
•Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
•Shares acquired through a right of reinstatement.
Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations
•Breakpoints as described in this prospectus.
•Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated .holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets.
•Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of fund family assets through Baird, over a 13-month period of time.

Stifel, Nicolaus & Company, Incorporated (“Stifel”)
Effective July 1, 2020, shareholders purchasing Fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver noted below. All other sales charge waivers and reductions described elsewhere in the Fund’ Prospectus or SAI still apply.
Front-end Sales Load Waiver on Class A Shares
•Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures.

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MORE INFORMATION ABOUT MADISON FUNDS

The following documents contain more information about the Funds and are available free upon request:
Statement of Additional Information. The SAI contains additional information about the Funds. A current SAI has been filed with the SEC and is incorporated herein by reference. This means that the SAI, for legal purposes, is part of this prospectus.
Annual and Semi-Annual Reports. The Funds’ annual and semi-annual reports provide additional information about a Fund's’ investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year.
Requesting Documents. You may request a copy of the SAI and the annual and semi-annual reports, make shareholder inquiries, without charge, or request further information about the Funds by contacting your financial adviser or by contacting the Funds at: Madison Funds, P.O. Box 219083, Kansas City, MO 64121-9083; telephone: 1-800-877-6089; Internet: www.madisonfunds.com.
Reports and other information about the Funds also are available on the EDGAR database on the SEC’s Internet site a http://www.sec.gov. Copies of this information may be obtained, after paying a duplications fee, by electronic request at the following email address: publicinfo@sec.gov.

Madison Funds®
P.O. Box 219083
Kansas City, MO 64121-9083
1-800-877-6089
www.madisonfunds.com

Investment Company
File No. 811-08261